Pay vs Performance Disclosure - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2022	Jun. 26, 2022	Dec. 28, 2024		Dec. 30, 2023		Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for former PEO– John C.C. Fan(1)	Compensation Actually Paid to former PEO– John C.C. Fan(1)	Summary Compensation Table Total for PEO– M. Murray(1)	Compensation Actually Paid to PEO– M Murray(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Loss
2024	-	-	$2,390,838	$2,491,558	$516,011	$427,512	$33.25	$(43,877,896)
2023	-	-	$1,042,357	$1,651,367	$602,068	$684,290	$49.63	$(19,748,219)
2022	$609,776	$(254,406)	$1,263,936	$1,223,936	$378,934	$(89,244)	$30.32	$(19,326,265)

Named Executive Officers, Footnote [Text Block]

(1)	Dr. Fan was our PEO for part of fiscal year 2022 and was replaced by Mr. Murray for part of fiscal year 2022. Mr. Murray was PEO for fiscal years 2023 and 2024. The Non-PEO NEOs for the presented consists of Mr. Sneider and Mr. Baker in 2024 and 2023. The Non-PEO NEOs consisted of Messrs. Sneider and Baker and Drs. Tsaur and Choi in 2022.

Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO (Michael Murray)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO (Michael Murray)
2024	$2,390,838	$(1,007,880)	$1,108,600	$2,491,558
2023	$1,042,357	$(431,999)	$1,041,010	$1,651,367
2022	$1,263,936	$(1,032,000)	$992,000	$1,223,936

(a)	Represents the total of the grant date fair value of equity award reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Award Granted during Year that Remains Unvested	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$1,668,000	$(328,533)	$-	$(220,392)	$(10,475)	$—	$1,108,600
2023	$428,190	$505,600	$56,020	$51,200	$-	$—	$1,041,010
2022	$992,000	$-	$-	$-	$-	$-	$992,000

For Dr. Fan:

Year	Reported Summary Compensation Table Total for Former PEO (John C.C. Fan)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to Former PEO (John C.C.Fan)
2022	$609,776	$—	$(864,182)	$(254,406)

(a)	Represents the total of the grant date fair value of the equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Granted during Year that Remains Unvested Year End Fair Value of Equity Award	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$—	$(94,860)	$—	$(493,723)	$(275,599)	$—	$(864,182)

Non-PEO NEO Average Total Compensation Amount	[1]			$ 516,011		$ 602,068		$ 378,934
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]			$ 427,512		684,290		89,244
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Value of Equity Awards	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs(b)
2024	$516,011	$(159,873)	$71,375	$427,512
2023	$602,068	$(255,140)	$337,362	$684,290
2022	$378,934	$-	$(468,178)	$(89,244)

(a)	Represents the total of the average grant date fair value of the equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for all Non- PEO NEOs.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year- end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Award Granted during Year that Remains Unvested	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$164,090	$(27,840)	$-	$(57,187)	$(7,688)	$—	$71,375
2023	$260,026	$37,130	$45,538	$9,920	$(15,252)	$—	$337,362
2022	$-	$(276,055)	$-	$(94,670)	$(97,453)	$-	$(468,178)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Equity Compensation Plan Information

The following table sets forth information as of December 28, 2024 about shares of our common stock issuable upon exercise of outstanding options, warrants and rights and available for issuance under our existing equity compensation plans.

Plan Category	Number of securities to be issued upon exercise of outstanding options, warrants and rights	Weighted-average exercise price of outstanding options, warrants and rights	Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))
	(a)	(b)	(c)
Equity compensation plans approved by security holders(1)	4,833,611	$1.19	4,913,621	(2)
Equity compensation plans not approved by security holders	—	—	—
Total	4,833,611	$1.19	4,913,621

(1)	Consists of shares available under the 2020 Equity Incentive Plan.

(2)	As of December 28, 2024, there were 4,913,621 shares available for grant under the 2020 Equity Incentive Plan.

Director Compensation Commencing in Fiscal Year 2024

In 2023, the Compensation Committee engaged Aon to perform a peer review of our Board of Director compensation. Commencing in 2024 our Board-approved compensation for non-employee directors is as follows:

●	Annual retainer: $40,000

●	Annual stock grant: 64,500 shares of restricted stock which vest on the anniversary of the grant Committee membership fees paid annually:

●	Audit Committee Chairperson: $15,000

●	Non-employee Chairperson of the Board: $30,000

●	Nominating Committee Chairperson: $10,000

●	Compensation Committee Chairperson: $10,000

●	Audit Committee member: $8,000

●	Nominating Committee member: $4,375

●	Compensation Committee member: $5,000

As a result of the adoption of the Board Compensation plan commencing in 2024 the following adjustments were made:

●	The Annual retainer was decreased from $45,000 to $40,000

●	The annual stock grant was increased to 64,500 shares of restricted stock from 10,000 shares Committee membership fees paid annually:

●	Non-employee Chairperson of the Board: $30,000

●	Audit Committee Chairperson compensation was increased $5,000

●	Compensation Committee Chairperson compensation increased $6,250

●	Audit Committee member compensation increased $3,000

●	Nominating Committee member compensation increased $1,875

●	Compensation Committee member compensation decreased $1,250

●	Meeting fees were eliminated

Each non-employee director was also entitled to receive an initial restricted stock award for 64,500 shares of our common stock on the date of his or her initial election to the Board. We also pay expenses for attendance at meetings of the Board and committees thereof.

The following table sets forth certain information regarding the compensation earned by or awards to each non-employee director who served on our Board of Directors in the 2024 fiscal year.

Mr. Murray, who was an employee of Kopin during 2024, was not compensated for his service as director and his compensation is fully reflected in the Summary Compensation Table above.

Director Compensation Table for 2024

Name	Fees Earned or Paid in Cash ($)	Stock Awards ($)(1)	Option Awards ($)(2)	Non-Equity Incentive Compensation ($)(3)	Change in Pension Value and Nonqualified Deferred Compensation Earnings(3)	All Other Compensation ($)(3)	Total ($)
Jill J. Avery(4)	$61,188	$50,310	—	—	—	—	$111,498
Chi Chia Hsieh(5)	$54,000	$50,310	—	—	—	—	$104,310
David Nieuwsma (6)	$55,000	$50,310	—	—	—	—	$105,310
Margaret Seif(7)	$52,188	$50,310	—	—	—	—	$85,828
Paul Walsh, Jr.(8)	$27,333	$54,573	—	—	—	—	$81,907

(1)	Each Board member received his or her annual restricted stock grant of 64,500 shares which vests on the anniversary of the grant if the person is still a member of our Board of Directors on such anniversary with the exception of Mr. Walsh. The amounts in the column were determined by multiplying the number of shares of restricted common stock granted by the closing price of our common stock as listed on the Nasdaq on the day of grant. The 2024 grant occurred on June 6, 2024, and the closing price of our stock was $0.78. Mr. Walsh joined the Board of Directors on September 9, 2024 and he was granted 64,500 shares of restricted stock. Our stock price on September 9, 2024 was $0.85.
(2)	There were no stock options issued in 2024.
(3)	No non-equity incentive compensation, pension, non-qualified deferred compensation or other compensation payments were made as compensation for director services in fiscal year 2024 or are contemplated under our current compensation plan.
(4)	Dr. Avery’s annual cash fees were comprised of the annual retainer of $40,000, $7,188 for serving on the Nominating Committee, and $8,000 for serving on the Audit Committee. In addition, prior to the implementation of the current Board member compensation plan members were paid meeting fees. Ms. Avery was paid $2,000 for attending meetings of the Board and $4,000 for attending meetings of the Audit Committee under the prior Board member compensation plan.
(5)	Dr. Hsieh’s annual cash fees were comprised of the annual retainer of $40,000 and $10.000 for serving as the Compensation Committee Chairperson. In addition, prior to the implementation of the current Board member compensation plan members were paid meeting fees. Dr. Hsieh was paid $2,000 for attending meetings of the Board and $2,000 for attending meetings of the Compensation Committee under the prior Board member compensation plan.
(6)	Mr. Nieuwsma’s annual cash fees were comprised of the annual retainer of $40,000, $8,000 for serving on the Audit Committee and $5.000 for serving as the Compensation Committee. In addition, prior to the implementation of the current Board member compensation plan members were paid meeting fees. Mr. Nieuwsma was paid $2,000 for attending meetings of the Board.
(7)	Ms. Sief’s annual cash fees were comprised of the annual retainer of $40,000, $7,188 for serving as Chairperson of the Nominating Committee and $5.000 for serving on the Compensation Committee.
(8)	Mr. Walsch, Jr.’s annual cash fees were comprised of a prorated annual retainer of $12,333, and $15,000 for serving as the Audit Committee Chairperson.
(9)	Each Director, excluding Michael Murray, has 64,500 of unvested restricted shares.

Audit Committee Report

The Audit Committee of the Board currently consists of Paul Walsch, Jr., Jill J. Avery and David Nieuwsma, each of whom the Board has determined is independent under applicable SEC and Nasdaq Rules. The Board also has determined that Mr. Walsh is an “audit committee financial expert” under applicable SEC rules and regulations.

The purpose of the Audit Committee is to assist the Board in its general oversight of the Company’s financial reporting, internal controls and audit functions. The Audit Committee charter, which is available at the Company’s website at www.kopin.com, under the heading “Investors: Corporate Governance,” describes in greater detail the full responsibilities of the Audit Committee.

Management is responsible for the preparation, presentation and integrity of the Company’s financial statements; accounting and financial reporting principles; establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rule 13a-15(e)); establishing and maintaining internal control over financial reporting (as defined in Exchange Act Rule 13a-15(f)); evaluating the effectiveness of disclosure controls and procedures; evaluating the effectiveness of internal control over financial reporting; and evaluating any change in internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, internal control over financial reporting.

BDO USA, P.C. (“BDO”), the Company’s independent registered public accounting firm, has been engaged to perform an independent audit of the consolidated financial statements and to express an opinion on the conformity of those financial statements with accounting principles generally accepted in the United States of America and also to express an opinion on the effectiveness of the Company’s internal control over financial reporting. The Audit Committee has reviewed and discussed the consolidated financial statements with management and BDO.

During the course of the 2024 fiscal year, management completed the documentation, testing and evaluation of the Company’s system of internal control over financial reporting in response to the requirements set forth in Section 404 of the Sarbanes-Oxley Act of 2002 and related rules and regulations. The Audit Committee was kept apprised of the progress of the evaluation and provided oversight and advice to management during this process. In connection with this oversight, the Audit Committee also received periodic updates provided by management and Stowe & Degon LLC, an independent registered public accounting firm that the Company uses for internal controls review, at regularly scheduled Audit Committee meetings. At the conclusion of the process, management provided the Audit Committee with, and the Audit Committee reviewed, a report on the effectiveness of the Company’s internal control over financial reporting. The Audit Committee also received a report of results from Stowe & Degon LLC. The Audit Committee also reviewed the report of management contained in the Company’s Annual Reports on Form 10-K for the fiscal year ended December 28, 2024, filed with the SEC, as well as BDO’s Reports of Independent Registered Public Accounting Firm included in the Company’s Annual Report on Form 10-K related to its audit of the consolidated financial statements and financial statement schedule, for the fiscal year ended December 28, 2024. In conjunction, the Audit Committee continues to oversee the Company’s efforts related to its internal control over financial reporting and management’s preparations for the evaluation in fiscal year 2025.

The Committee has discussed with BDO the matters that are required to be discussed by applicable standards of the Public Company Accounting Oversight Board (“PCAOB”), including Statement on Auditing Standards No. 61, “Communication with Audit Committees,” as amended, and as adopted by the PCAOB, as well as Rule 2-07 of Regulation S-X of the SEC “Communication with Audit Committees.” BDO has also provided to the Committee its letter required by PCAOB Ethics and Independence Rule 3526, “Communications with Audit Committees Concerning Independence,” and the Committee discussed with RSM the firm’s independence.

Based on its review and the discussion noted above, the Audit Committee recommended to the Board that the Company’s Consolidated Financial Statements for the fiscal year 2024 be included in the Company’s Annual Report on Form 10-K for the 2024 fiscal year for filing with the SEC.

AUDIT COMMITTEE

Paul Walsh, Jr., Chairperson
Jill J. Avery
David Nieuwsma

PROPOSAL 2

APPROVAL OF AN AMENDMENT TO THE COMPANY’S 2020 EQUITY INCENTIVE PLAN

The Equity Incentive Plan Amendment Proposal— The Board has authorized, subject to stockholder approval, an amendment to our 2020 Equity Incentive Plan (the “2020 EIP”) to increase the number of shares available under the 2020 EIP by 5,000,000 shares (the “Plan Amendment”). Currently, the 2020 EIP authorizes the issuance of up to 14,000,000 shares of common stock.

The purpose of the 2020 EIP is to encourage ownership of the Company’s common stock by key employees and to provide additional incentive for such employees to promote the success of the Company’s business. The Board believes that the 2020 EIP:

●	Aligns the long-term interests of key employees and stockholders by creating a direct link between key employee compensation and stockholder return;

●	Enables key employees to develop and maintain a meaningful stock ownership in the Company; and

●	Provides incentives for key employees to contribute to the success of the Company.

The Plan Amendment is being submitted to stockholders for approval. A copy of the 2020 EIP as it is proposed to be amended is attached to this Proxy Statement as Appendix A. The Board believes it is in the best interests of the Company and its stockholders to approve the Plan Amendment to increase the number of shares available under the 2020 EIP by 5,000,000.

A total of 19,000,000 shares of Kopin common stock will be reserved for issuance under the amended 2020 EIP. As of April 30, 2025, the closing price on Nasdaq per share of common stock was $1.28. Our Board approved the Plan Amendment on March 20, 2025, subject to approval by Kopin’s stockholders. The Plan Amendment will be effective upon approval by Kopin’s stockholders.

The following table includes information regarding all of our outstanding equity awards and shares available for future awards under the Plan as of May 1, 2025:

Total number of shares underlying outstanding stock options	591,366
Weighted average exercise price of outstanding stock options	$1.76
Weighted average remaining life of outstanding stock options	2.75
Total shares of common stock outstanding	162,797,922
Total shares underlying outstanding and unvested restricted stock	6,492,501
Shares available for future awards under the 2020 Equity Incentive plan	2,343,521

Reasons for the Amendment to the 2020 EIP

Equity incentive compensation programs play a pivotal role in Kopin’s efforts to attract and retain key personnel essential to Kopin’s long-term growth and financial success. We are asking our stockholders to approve the Plan Amendment to assist Kopin in attracting and retaining qualified personnel. If our stockholders do not approve the Plan Amendment, we will be limited in our ability to continue to issue awards in numbers sufficient to attract and motivate the highly skilled employees we need to recruit and retain, due to low share reserves remaining in our 2020 EIP and the dilution to our share reserve and outstanding equity awards from the increase in our stock outstanding from recent financing activities, and our employees’ motivation and incentives will be negatively affected.

Offering a broad-based equity compensation program is vital to attracting and retaining highly skilled people in the highly competitive technology industry. We use equity awards to increase incentives on the part of employees, non-employee directors and consultants who provide significant services to the Company. We believe that providing an equity stake in the future success of our business encourages our employees to be highly motivated to achieve our long-term business goals and to increase stockholder value. Their innovation and productivity are critical to our success. Accordingly, approving the Plan Amendment is in the best interest of our stockholders because equity awards help us to:

●	attract, motivate and retain talented employees and directors;

●	align employee and stockholder interests; and

●	link employee compensation with Kopin’s performance.

We strongly believe that approval of the Plan Amendment will enable us to achieve our goals in attracting and retaining our most valuable asset: our employees.

Without the appropriate share reserve to grant competitive equity-based incentives, we would be forced to consider cash replacement alternatives to provide a market-competitive total compensation package necessary to attract, retain and motivate the employee talent critical to our future successes. These cash replacement alternatives could, among other things, reduce the cash available for investment in growth and development and cause a loss of motivation by employees to achieve superior performance over a longer period of time. Equity- based incentives, by contrast, directly align a portion of the compensation of our employees with the economic interests of our stockholders.

For that reason, Kopin has structured the 2020 EIP to provide flexibility in designing equity incentive programs with a broad array of equity incentives, such as stock options, stock appreciation rights, stock awards and restricted stock units and implement competitive incentive compensation programs for its employees and non-employee Board members. The 2020 EIP will continue to be the only plan under which new equity awards may be granted to our employees and other service providers. If this Proposal 2 is not approved, then we would be at a disadvantage against our competitors for recruiting, retaining and motivating individuals critical to our success and could be forced to increase cash compensation, thereby reducing resources available to meet our business needs.

As of May 1, 2025, 11,668,479 shares of common stock, net of 4,373,315 of forfeitures, had been issued pursuant to awards under the 2020 EIP. All awards outstanding under the 2020 EIP on the date of the Plan Amendment will continue to be governed solely by the terms of the documents evidencing such awards, and no provision of the Plan Amendment will be deemed to affect or otherwise modify the rights or obligations of the holders of such transferred awards.

In connection with our stock-based compensation programs, we are committed to using equity incentive awards prudently and within reasonable limits. We anticipate that the share reserve under the amended 2020 EIP, will enable us to fund our equity compensation program for approximately two years. While we believe this is a reasonable estimate of how long the share reserve would last, the actual period for which the proposed share reserve will fund our equity compensation program may be shorter or longer than expected, depending on changes in our granting practices, stock price and headcount growth.

Summary Description of the Kopin Corporation 2020 Equity Incentive Plan

The following is a summary of the principal provisions of the 2020 EIP. This summary is qualified in its entirety by reference to the full text of the 2020 EIP.

Types of Awards

The 2020 EIP provides for the issuance of stock options (including non-statutory stock options and incentive stock option), stock appreciation rights (referred to as “SARs”), restricted stock, restricted stock units (“RSUs”), stock bonuses and other stock-based awards to officers, employees, non-employee directors, independent contractors and consultants of Kopin Corporation or its affiliates.

Purpose and Types of Grants

The purpose of the 2020 EIP is to attract and retain employees, non-employee directors and consultants, and advisors. The 2020 EIP provides for the issuance of incentive stock options, non-qualified stock options, stock awards, stock units, stock appreciation rights and other stock-based awards. The 2020 EIP is intended to provide an incentive to participants to contribute to our economic success by aligning the economic interests of participants with those of our stockholders.

Administration

The 2020 EIP is administered by the Compensation Committee of our Board, and the Compensation Committee will determine all of the terms and conditions applicable to grants under the 2020 EIP. Our Compensation Committee determines who receives grants under the 2020 EIP and the number of shares of common stock that will be subject to grants, except that grants to members of our Board must be authorized by a majority of our Board. Our Compensation Committee may delegate authority under the 2020 EIP to one or more subcommittees as it deems appropriate. Subject to compliance with applicable law and stock exchange requirements, the Compensation Committee (or our Board or a subcommittee, as applicable) may delegate all or part of its authority to our Chief Executive Officer, as it deems appropriate, with respect to grants to employees or key advisors who are not executive officers under Section 16 of the Exchange Act. Our Compensation Committee, our Board, any subcommittee or the Chief Executive Officer, as applicable, that has authority with respect to a specific grant will be referred to as “the committee” in this description of the 2020 EIP.

Shares Subject to the Plan

Subject to adjustment, our 2020 EIP currently authorizes the issuance or transfer of up to 14,000,000 shares of our common stock. In addition, shares of common stock underlying any outstanding award granted under the Prior Plan that, following the effective date of the 2020 EIP, expires, or is terminated, surrendered or forfeited for any reason without issuance of such shares shall be available for new grants under the 2020 EIP.

If any options or SARs expire or are canceled, forfeited, exchanged or surrendered without having been exercised, or if any stock awards, stock units or other stock-based awards are forfeited, terminated or otherwise not paid in full, the shares of our common stock subject to such awards will again be available for purposes of the 2020 EIP. If shares of our common stock are surrendered in payment of the exercise price of an option, the number of shares of common stock available for issuance under the 2020 EIP will be reduced only by the net number of shares actually issued by us upon such exercise and not by the gross number of shares as to which such option is exercised. Upon the exercise of any SAR under the 2020 EIP, the number of shares of our common stock available for issuance will be reduced only by the net number of shares actually issued by us upon such exercise.

If shares of our common stock are withheld by us in satisfaction of the withholding taxes incurred in connection with the issuance, vesting or exercise of any grant or the issuance of our common stock under the 2020 EIP, the number of shares of common stock available for issuance will be reduced by the net number of shares issued, vested or exercised under such grant, calculated in each instance after payment of such share withholding. If any awards are paid in cash, and not in shares of our common stock, any shares of our common stock subject to such awards will also be available for future awards. If we repurchase shares of our common stock on the open market with the proceeds from the exercise price we receive from options, the repurchased shares will not be available for issuance under the 2020 EIP.

Individual Limits for Non-Employee Directors

The maximum aggregate grant date value of shares of common stock granted to any non-employee director in any one calendar year, taken together with any cash fees earned by such non-employee director for services rendered during the calendar year, shall not exceed $250,000 in total value.

Adjustments

In connection with stock splits, stock dividends, recapitalizations and certain other events affecting our common stock, the committee will make adjustments as it deems appropriate in: the maximum number of shares of common stock reserved for issuance as grants; the maximum amount of awards that may be granted to any individual non-employee director in any year; the number and kind of shares covered by outstanding grants; the number and kind of shares that may be issued under the 2020 EIP; the price per share or market value of any outstanding grants; the exercise price of options; the base amount of stock appreciation rights; and the performance goals or other terms and conditions as the committee deems appropriate.

Eligibility and Vesting

All of our employees are eligible to receive grants under the 2020 EIP. In addition, our non-employee directors and key advisors who perform services for us may receive grants under the 2020 EIP. The committee determines the vesting and exercisability terms of awards granted under the 2020 EIP.

Options

Under our 2020 EIP, the committee determines the exercise price of the options granted and may grant options to purchase shares of our common stock in such amounts as it determines. The committee may grant options that are intended to qualify as incentive stock options under Section 422 of the Code, or non-qualified stock options, which are not intended to so qualify. Incentive stock options may only be granted to our employees. Anyone eligible to participate in the 2020 EIP may receive a grant of non-qualified stock options. The exercise price of a stock option granted under the 2020 EIP cannot be less than the fair market value of a share of our common stock on the date the option is granted. If an incentive stock option is granted to a 10% stockholder of the total combined voting power of all classes of our stock, the exercise price cannot be less than 110% of the fair market value of a share of our common stock on the date the option is granted. The aggregate number of shares of common stock that may be issued or transferred under the 2020 EIP pursuant to incentive stock options under Section 422 of the Code may not exceed 10% of the number of shares of common stock outstanding on the effective date of the 2020 EIP.

The exercise price for any option is generally payable in cash. In certain circumstances as permitted by the committee, the exercise price may be paid: by the surrender of shares of our common stock with an aggregate fair market value, on the date the option is exercised, equal to the exercise price; by payment through a broker in accordance with procedures established by the Federal Reserve Board; by withholding shares of common stock subject to the exercisable option that have a fair market value on the date of exercise equal to the aggregate exercise price; or by such other method as the committee approves.

The term of an option cannot exceed ten years from the date of grant, except that if an incentive stock option is granted to a 10% stockholder of the total combined voting power of all class of our stock, the term cannot exceed five years from the date of grant. In the event that on the last day of the term of a non-qualified stock option, the exercise is prohibited by applicable law, including a prohibition on purchases or sales of our common stock under our insider trading policy, the term of the non-qualified option will be extended for a period of 30 days following the end of the legal prohibition, unless the committee determines otherwise.

Except as provided in the grant instrument, an option may only be exercised while a participant is employed by or providing service to us. The committee will determine in the grant instrument under what circumstances and during what time periods a participant may exercise an option after termination of employment.

Stock Awards

Under the 2020 EIP, the committee may grant stock awards. A stock award is an award of our common stock that may be subject to restrictions as the committee determines. The restrictions, if any, may lapse over a specified period of employment or based on the satisfaction of pre-established criteria, in installments or otherwise, as the committee may determine, including, but not limited to, restrictions based on the achievement of performance goals. Except to the extent restricted under the grant instrument relating to the stock award, a participant will have all of the rights of a stockholder as to those shares, including the right to vote and the right to receive dividends or distributions on the shares. Dividends with respect to stock awards that vest based on performance shall vest if and to the extent that the underlying stock award vests, as determined by the committee. All unvested stock awards are forfeited if the participant’s employment or service is terminated for any reason, unless the committee determines otherwise.

Stock Units

Under the 2020 EIP, the committee may grant stock units to anyone eligible to participate in the 2020 EIP. Stock units represent hypothetical shares of our common stock. Stock units become payable on terms and conditions determined by the committee, including specified performance goals, and will be payable in cash, shares of common stock, or a combination thereof, as determined by the committee. All unvested stock units are forfeited if the participant’s employment or service is terminated for any reason, unless the committee determines otherwise.

Stock Appreciation Rights

Under the 2020 EIP, the committee may grant SARs, which may be granted separately or in tandem with any option. SARs granted in tandem with a non-qualified stock option may be granted either at the time the non- qualified stock option is granted or any time thereafter while the option remains outstanding. SARs granted in tandem with an incentive stock option may be granted only at the time the grant of the incentive stock option is made. The committee will establish the base amount of the SAR at the time the SAR is granted, which will be equal to or greater than the fair market value of a share of our common stock as of the date of grant.

If a SAR is granted in tandem with an option, the number of SARs that are exercisable during a specified period will not exceed the number of shares of our common stock that the participant may purchase upon exercising the related option during such period. Upon exercising the related option, the related SARs will terminate, and upon the exercise of a SAR, the related option will terminate to the extent of an equal number of shares of our common stock. Generally, SARs may only be exercised while the participant is employed by, or providing services to, us. When a participant exercises a SAR, the participant will receive the excess of the fair market value of the underlying common stock over the base amount of the SAR. The appreciation of a SAR will be paid in shares of our common stock, cash or both.

The term of a SAR cannot exceed ten years from the date of grant. In the event that on the last day of the term of a SAR, the exercise is prohibited by applicable law, including a prohibition on purchases or sales of our common stock under our insider trading policy, the term of the SAR will be extended for a period of 30 days following the end of the legal prohibition, unless the committee determines otherwise.

Other Stock-Based Awards

Under the 2020 EIP, the committee may grant other types of awards that are based on, or measured by, our common stock, and granted to anyone eligible to participate in the 2020 EIP. The committee will determine the terms and conditions of such awards. Other stock-based awards may be payable in cash, shares of our common stock or a combination of the two, as determined by the committee.

Dividend Equivalents

Under the 2020 EIP, the committee may grant dividend equivalents in connection with grants of stock units or other stock-based awards made under the 2020 EIP. Dividend equivalents entitle the participant to receive amounts equal to ordinary dividends that are paid on the shares underlying a grant while the grant is outstanding. The committee will determine whether dividend equivalents will be paid currently or accrued as contingent cash obligations. Dividend equivalents may be paid in cash or shares of our common stock. The committee will determine the terms and conditions of the dividend equivalent grants, including whether the grants are payable upon the achievement of specific performance goals. Dividend equivalents with respect to stock units or other stock-based awards that vest based on performance shall vest and be paid only if and to the extent that the underlying stock units or other stock-based awards vest and are paid as determined by the committee.

Prohibition on Repricing

Under the terms of the 2020 EIP, the committee may not (i) amend the terms of any outstanding stock options or SARs to reduce the exercise price or base price, as applicable, (ii) cancel outstanding stock options or SARs in exchange for stock options or SARs with an exercise price or base price, as applicable, that is less than the exercise price or base price of the original stock options or SARs or (iii) cancel outstanding stock options or SARs with an exercise price or base price, as applicable, above the current stock price in exchange for cash or other securities, except in connection with a corporate transaction involving the Company, without in each such instance obtaining the approval of our stockholders.

Change of Control

If we experience a change of control where we are not the surviving corporation (or survive only as a subsidiary of another corporation), unless the committee determines otherwise, all outstanding grants that are not exercised or paid at the time of the change of control will be assumed by, or replaced with grants (with respect to cash, securities or a combination thereof) that have comparable terms by, the surviving corporation (or a parent or subsidiary of the surviving corporation).

Unless otherwise set forth in a grant instrument, if a participant is terminated without cause upon or within 12 months of a change of control, all outstanding time-based awards shall become fully vested.

If there is a change of control and all outstanding grants are not assumed by, or replaced with grants that have comparable terms by the surviving corporation, the committee may (but is not obligated to) make adjustments to the terms and conditions of outstanding grants, including, without limitation, taking any of the following actions (or combination thereof) without the consent of any participant:

●	determine that outstanding options and SARs will accelerate and become fully exercisable and the restrictions and conditions on outstanding stock awards, stock units and dividend equivalents immediately lapse;

●	pay participants, in an amount and form determined by the committee, in settlement of outstanding stock units or dividend equivalents;

●	require that participants surrender their outstanding stock options and SARs in exchange for a payment by us, in cash or shares of our common stock, equal to the difference between the exercise price and the fair market value of the underlying shares of our common stock; provided, however, if the per share

●	fair market value of our common stock does not exceed the per share stock option exercise price or stock appreciation right base amount, as applicable, we will not be required to make any payment to the participant upon surrender of the stock option or stock appreciation right; or

●	after giving participants an opportunity to exercise all of their outstanding stock options and SARs, terminate any unexercised stock options and SARs on the date determined by the committee.

In general terms, a change of control under the 2020 EIP occurs if:

●	a person, entity or affiliated group, with certain exceptions, acquires more than 50% of our then- outstanding voting securities;

●	we merge into another entity unless the holders of our voting shares immediately prior to the merger have at least 50% of the combined voting power of the securities in the merged entity or its parent;

●	we merge into another entity and the members of our Board prior to the merger would not constitute a majority of the board of the merged entity or its parent;

●	we sell or dispose of all or substantially all of our assets;

●	we consummate a complete liquidation or dissolution; or

●	a majority of the members of our Board is replaced during any 12-month period by directors whose appointment or election is not endorsed by a majority of the incumbent directors.

Deferrals

The committee may permit or require participants to defer receipt of the payment of cash or the delivery of shares of common stock that would otherwise be due to the participant in connection with a grant under the 2020 EIP. The committee will establish the rules and procedures applicable to any such deferrals, consistent with the requirements of Section 409A of the Code.

Withholding

All grants under the 2020 EIP are subject to applicable U.S. federal (including FICA), state and local, foreign or other tax withholding requirements. We may require participants or other persons receiving grants or exercising grants to pay an amount sufficient to satisfy such tax withholding requirements with respect to such grants, or we may deduct from other wages and compensation paid by us the amount of any withholding taxes due with respect to such grant.

The committee may permit or require that our tax withholding obligation with respect to grants paid in our common stock be paid by having shares withheld up to an amount that does not exceed the participant’s minimum applicable withholding tax rate for United States federal (including FICA), state and local tax liabilities, or as otherwise determined by the committee. In addition, the committee may, in its discretion, and subject to such rules as the committee may adopt, allow participants to elect to have such share withholding applied to all or a portion of the tax withholding obligation arising in connection with any particular grant.

Transferability

Except as permitted by the committee with respect to non-qualified stock options, only a participant may exercise rights under a grant during the participant’s lifetime. Upon death, the personal representative or other person entitled to succeed to the rights of the participant may exercise such rights. A participant cannot transfer those rights except by will or by the laws of descent and distribution or, with respect to grants other than incentive stock options, pursuant to a domestic relations order. The committee may provide in a grant instrument that a participant may transfer non-qualified stock options and stock award to family members, or one or more trusts or other entities for the benefit of or owned by family members, consistent with applicable securities laws.

Amendment; Termination

Our Board may amend or terminate our 2020 EIP at any time, except that our stockholders must approve an amendment if such approval is required in order to comply with the Code, applicable laws or applicable stock exchange requirements. Unless terminated sooner by our Board or extended with stockholder approval, the 2020 EIP will terminate on the day immediately preceding the tenth anniversary of the effective date of the 2020 EIP.

Stockholder Approval

Except in connection with certain corporate transactions, including stock dividends, stock splits, a recapitalization, a change in control, a reorganization, a merger and a spin-off, stockholder approval is required (i) to reduce the exercise price or base price of outstanding stock options or SARs, (ii) to cancel outstanding stock options or SARs in exchange for the same type of grant with a lower exercise price or base price, and (iii) to cancel outstanding stock options or SARs that have an exercise price or base price above the current price of a share of our common stock, in exchange for cash or other securities, each as applicable.

Establishment of Sub-Plans

Our Board may, from time to time, establish one or more sub-plans under the 2020 EIP to satisfy applicable blue sky, securities or tax laws of various jurisdictions. Our Board may establish such sub-plans by adopting supplements to the 2020 EIP setting forth limitations on the committee’s discretion and such additional terms and conditions not otherwise inconsistent with the 2020 EIP as our Board deems necessary or desirable. All such supplements will be deemed part of the 2020 EIP, but each supplement will only apply to participants within the affected jurisdiction, and we will not be required to provide copies of any supplement to such unaffected participants.

Clawback

Subject to applicable law, the committee may provide in any grant instrument that if a participant breaches any restrictive covenant agreement between the participant and us, or otherwise engages in activities that constitute cause (as defined in the 2020 EIP) either while employed by, or providing services to, us or within a specified period of time thereafter, all grants held by the participant will terminate, and we may rescind any exercise of an option or stock appreciation right and the vesting of any other grant and delivery of shares upon such exercise or vesting, as applicable on such terms as the committee will determine, including the right to require that in the event of any rescission:

●	the participant must return the shares received upon the exercise of any option or stock appreciation right or the vesting and payment of any other grants; or

●	if the participant no longer owns the shares, the participant must pay to us the amount of any gain realized or payment received as a result of any sale or other disposition of the shares (if the participant transferred the shares by gift or without consideration, then the fair market value of the shares on the date of the breach of the restrictive covenant agreement or activity constituting cause), net of the price originally paid by the participant for the shares.

The committee may also provide for clawbacks pursuant to a clawback policy, which our Board may in the future adopt and amend from time to time. Payment by the participant will be made in such manner and on such terms and conditions as may be required by the committee. We will be entitled to set off against the amount of any such payment any amounts that we otherwise owe to the participant.

Certain United States Federal Income Tax Aspects

The following is a summary of certain U.S. federal income tax consequences of awards under the 2020 EIP. It does not purport to be a complete description of all applicable rules, and those rules (including those summarized here) are subject to change.

Options

An optionee generally will not recognize taxable income upon the grant of a non-statutory option. Rather, at the time of exercise of the option, the optionee will recognize ordinary income for income tax purposes in an amount equal to the excess, if any, of the fair market value of the shares purchased over the exercise price. We generally will be entitled to a tax deduction at such time and in the same amount, if any, that the optionee recognizes as ordinary income. The optionee’s tax basis in any shares received upon exercise of an option will be the fair market value of the shares on the date of exercise, and if the shares are later sold or exchanged, then the difference between the amount received upon such sale or exchange and the fair market value of such shares on the date of exercise will generally be taxable as long-term or short-term capital gain or loss (if the shares are a capital asset of the optionee) depending upon the length of time such shares were held by the optionee.

Incentive stock options are eligible for favorable U.S. federal income tax treatment if certain requirements are satisfied. An incentive stock option must have an option price that is not less than the fair market value of the stock at the time the option is granted and must be exercisable within ten years from the date of grant. An employee granted an incentive stock option generally does not realize compensation income for U.S. federal income tax purposes upon the grant of the option. At the time of exercise of an incentive stock option, no compensation income is realized by the optionee other than tax preference income for purposes of the federal alternative minimum tax on individual income. If the shares acquired on exercise of an incentive stock option are held for at least two years after grant of the option and one year after exercise, the excess of the amount realized on the sale over the exercise price will be taxed as capital gain. If the shares acquired on exercise of an incentive stock option are disposed of within less than two years after grant or one year of exercise, the optionee will realize taxable compensation income equal to the lesser of (i) the excess of the fair market value of the shares on the date of exercise over the option price or (ii) the excess of the amount realized on the sale over the option price. Any additional amount realized will be taxed as capital gain.

Stock Awards

A participant generally will not be taxed upon the grant of stock awards subject to restrictions, but rather will recognize ordinary income in an amount equal to the fair market value of the shares at the time the shares are no longer subject to a “substantial risk of forfeiture” (within the meaning of the Code). We generally will be entitled to a deduction at the time when, and in the amount that, the participant recognizes ordinary income on account of the lapse of the restrictions. A participant’s tax basis in the shares will equal their fair market value at the time the restrictions lapse, and the participant’s holding period for capital gains purposes will begin at that time. Any cash dividends paid on the restricted stock before the restrictions lapse will be taxable to the participant as additional compensation (and not as dividend income). Under Section 83(b) of the Code, a participant may elect to recognize ordinary income at the time the shares of stock are awarded in an amount equal to their fair market value at that time, notwithstanding the fact that such shares of stock are subject to restrictions and a substantial risk of forfeiture. If such an election is made, no additional taxable income will be recognized by such participant at the time the restrictions lapse, the participant will have a tax basis in the shares equal to their fair market value on the date of their award, and the participant’s holding period for capital gains purposes will begin at that time. We generally will be entitled to a tax deduction at the time when, and to the extent that, ordinary income is recognized by such participant.

Stock Units

In general, the grant of stock units will not result in income for the participant or in a tax deduction for us. Upon the settlement of such an award in cash or shares, the participant will recognize ordinary income equal to the aggregate value of the payment received, and we generally will be entitled to a tax deduction at the same time and in the same amount.

Stock Appreciation Rights

A participant who is granted a SAR generally will not recognize ordinary income upon receipt of the SAR. Rather, at the time of exercise of such SAR, the participant will recognize ordinary income for U.S. federal income tax purposes in an amount equal to the value of any cash received and the fair market value on the date of exercise of any shares received. We generally will be entitled to a tax deduction at such time and in the same amount, if any, that the participant recognizes as ordinary income. The participant’s tax basis in any shares received upon exercise of a SAR will be the fair market value of the shares on the date of exercise, and if the shares are later sold or exchanged, then the difference between the amount received upon such sale or exchange and the fair market value of such shares on the date of exercise will generally be taxable as long-term or short- term capital gain or loss (if the shares are a capital asset of the participant) depending upon the length of time such shares were held by the participant.

Other Awards

With respect to other stock-based awards granted under the 2020 EIP, generally when the participant receives payment with respect to an award, the amount of cash and/or the fair market value of any shares or other property received will be ordinary income to the participant, and we generally will be entitled to a tax deduction at the same time and in the same amount.

Impact of Section 409A

Section 409A of the Code applies to deferred compensation, which is generally defined as compensation earned currently, the payment of which is deferred to a later taxable year. Awards under the 2020 EIP are intended to be exempt from the requirements of Section 409A or to satisfy its requirements. An award that is subject to Section 409A and fails to satisfy its requirements will subject the holder of the award to immediate taxation, interest and an additional 20% tax on the vested amount underlying the award.

Section 162(m) of the Code

Prior to 2018, Section 162(m) of the Code imposed a $1 million limit on the amount a public company may deduct for compensation paid to a company’s chief executive officer or any of the company’s three other most highly compensated executive officers (other than the chief financial officer) who are employed as of the end of the year. This limitation did not apply to compensation that meets the tax code requirements for “qualifying performance-based” compensation (i.e., compensation paid only if the individual’s performance meets pre- established objective goals based on performance criteria approved by stockholders, including stock options).

The performance-based compensation exemption and the exemption of the chief financial officer from Section 162(m)’s deduction limit have been repealed, among other changes, effective for taxable years beginning after December 31, 2017, such that awards paid to our covered executive officers (including our chief executive officer) in excess of $1 million will not be deductible in future years, unless it qualifies for transition relief applicable to certain arrangements that were in effect as of November 2, 2017 and are not materially modified thereafter.

As in prior years, while deductibility of executive compensation for federal income tax purposes is among the factors the committee considers when structuring our executive compensation arrangements, it is not the sole or primary factor considered. We retain the flexibility to authorize compensation that may not be deductible if we believe it is in the best interests of the company.

Existing Plan Benefits

Future benefits under the 2020 EIP generally are granted at the discretion of the committee and are therefore not currently determinable.

Because future grants of awards under the 2020 EIP are subject to the discretion of the Board or Compensation Committee, the amount and terms of future awards to particular participants or groups of participants are not determinable at this time. No awards have been previously granted that are contingent on the approval of this amendment to the 2020 EIP.

Vote Required for Approval

The proposal to amend the 2020 EIP will be approved upon the affirmative vote of a majority of the outstanding shares of common stock present through virtual attendance or by proxy at the Meeting and entitled to vote on the proposal. Stockholders may vote “FOR” or “AGAINST,” or “ABSTAIN” from voting. Abstentions will have the effect of a vote “AGAINST” this proposal. Broker non-votes, if any, will be disregarded and will have no effect on the outcome of the vote for this Proposal 2.

Board Recommendation

The Board recommends that the stockholders vote “FOR” the approval of the amendment to the Kopin Corporation 2020 Equity Incentive Plan to increase the number of shares available by 5,000,000.

The existence of financial and personal interests of one or more of Kopin Corporation directors may result in a conflict of interest on the part of such director(s) between what he, she or they may believe is in the best interests of Kopin Corporation and its stockholders and what he, she or they may believe is best for himself, herself or themselves in determining to recommend that stockholders vote for the proposals.

PROPOSAL 3

APPROVAL OF THE AMENDMENT TO THE COMPANY’S AMENDED AND RESTATED

CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED COMMON

SHARES FROM 200,000,000 TO 275,000,000

Our Board has approved the amendment to our Certificate of Incorporation, subject to stockholder approval, to increase the number of authorized shares of common stock from 200,000,000 shares to 275,000,000 shares (the “Share Increase Amendment”) and recommends unanimously that our stockholders approve the Share Increase Amendment. The proposed amendment is reflected in the proposed amendment to the Certificate of Incorporation attached to this proxy statement as Appendix B. As of May 1, 2025, there were 162,797,922 shares of common stock issued and outstanding and the Company had warrants and options outstanding to acquire 10,591,366 shares of its common stock, leaving a total of 26,610,712 authorized shares of common stock available for future issuance.

The additional 75,000,000 shares of common stock will be part of the existing class of common stock, and, if and when issued, would have the same rights and privileges as the shares of common stock presently issued and outstanding.

The Company’s Certificate of Incorporation was amended on June 11, 2024 to increase the number of authorized shares of common stock to 200,000,000.

The Board believes that it is desirable and in the best interests of the Company and its shareholders to have a sufficient number of additional shares of common stock available for issuance from time to time, as the occasion may arise, for future financing and acquisition transactions, to permit stock dividends or stock splits at some future date, and for other proper corporate purposes. Therefore, the Board has approved, and unanimously recommends that the stockholders of the Company approve the Share Increase Amendment. The proposed form of the Articles of Amendment to the Company’s Certificate of Incorporation amending Article “FOURTH” of such Certificate of Incorporation is set forth in Appendix A to this proxy statement. The Articles of Amendment will have no effect on the number of authorized shares of preferred stock.

Certain Risks Associated with the Share Increase Amendment

The market price of our common stock will also be based on our performance and other factors, some of which are unrelated to the number of shares outstanding. These factors include the status of the market for our common stock, our reported results of operations in future periods, and general economic, market and industry conditions.

Principal Effects on Outstanding Common Stock

Holders of common stock are entitled to one vote per share on all matters submitted to a vote of stockholders. Upon a liquidation, dissolution or windup of the Company, holders of common stock would be entitled to share ratably in any assets for distribution to stockholders after payment of all of the Company’s obligations, subject to the rights to receive preferential distributions of the holders of any preferred stock then outstanding.

The additional shares of common stock would have rights identical to our common stock currently outstanding. Approval of the Share Increase Amendment and any issuance of common stock would not affect the rights of the holders of our common stock currently outstanding, except to the extent that future issuances of common stock would reduce each existing stockholder’s proportionate ownership. If the proposed Share Increase Amendment is approved and the Board decides to issue such shares of common stock, such issuance of common stock would increase the outstanding number of shares of common stock, thereby causing dilution in earnings per share and voting interests of the outstanding common stock. As of May 1, 2025, 162,797,922 shares of our common stock were issued and outstanding and we had warrants and options outstanding to acquire 10,591,366 shares of our common stock. We had no other shares of our common stock subject to outstanding stock options or other convertible securities, thereby leaving 26,610,712 shares of common stock unassigned and authorized for potential issuance of the current 200,000,000 shares of common stock authorized. If the Share Increase Amendment is approved, there will be 101,610,712 shares of common stock unassigned and authorized for potential issuance. If approved, the Share Increase Amendment will not change the number of shares of preferred stock authorized for issuance.

Additionally, the issuance of additional shares of common stock could have the effect of making it more difficult for a third party to acquire, or discouraging a third party from attempting to acquire, control of the Company. While the issuance of additional shares of common stock may be deemed to have potential anti-takeover effects, including by delaying or preventing a change in control of the Company through subsequent issuances of these shares and the other reasons set forth above, which among other things, could include issuances in one or more transactions that would make a change in control of the Company more difficult, and therefore, less likely, this proposal to increase the authorized common stock is not prompted by any specific effort of which we are aware to accumulate shares of our common stock or obtain control of the Company. A takeover may be beneficial to independent stockholders because, among other reasons, a potential suitor may offer such stockholders a premium for their shares of common stock as compared to the then-existing market price. Although the issuance of additional shares of common stock could, under certain circumstances, have an anti-takeover effect, this proposal to adopt the Share Increase Amendment is not in response to any attempt to accumulate common stock or obtain control of the Company that we are aware of, nor is it part of a plan by management to recommend a series of similar amendments to the Board or stockholders.

Interests of Certain Persons in the Proposal

Our directors and executive officers have no substantial interests, directly or indirectly, in the matters set forth in this Proposal 3, except to the extent of their ownership in shares of our common stock and securities convertible or exercisable for common stock.

Vote Required for Approval

The approval of the Shares Increase Amendment requires the affirmative vote of a majority of the Company’s outstanding stock entitled to vote thereon.

Board Recommendation

The Board recommends that the stockholders vote “FOR” the proposal to approve an amendment to the Company’s Certificate of Incorporation to increase the number of authorized shares of common stock to 275,000,000.

PROPOSAL 4

RATIFICATION OF APPOINTMENT OF ACCOUNTANTS

On December 2, 2024, the Audit Committee appointed BDO USA, P.C. (“BDO”) as our independent registered public accounting firm for the fiscal year ending December 27, 2025. The Audit Committee is seeking ratification of this selection by our stockholders at the Annual Meeting.

RSM US LLP (RSM), served as the Company’s independent registered public accounting firm of the Company from November 22, 2019 until December 2, 2024. On December 2, 2024, the Board approved the engagement of BDO as our independent registered public accounting firm, effective upon the execution of a satisfactory engagement letter with BDO and dismissed our prior independent registered public accounting firm, RSM, effective immediately prior to the engagement of BDO. RSM’s audit reports on our consolidated financial statements for the fiscal years ended December 30, 2023 and December 31, 2022 did not contain any adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

A representative of BDO is expected to be present at the Meeting and will be afforded an opportunity to make a statement, if such representative desires to do so, and will be available to respond to appropriate questions. Furthermore, a representative of RSM is expected to be present at the Meeting and will be afforded an opportunity to make a statement, if such representative desires to do so, and will be available to respond to appropriate questions.

RSM’s audit reports on our consolidated financial statements for the fiscal years ended December 30, 2023 and December 31, 2022 did not contain any adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended December 30, 2023 and December 31, 2022, and the subsequent interim period through the date of our engagement of BDO on December 2, 2024, neither the Company, nor anyone acting on our behalf, consulted with BDO regarding any of the matters described in Items 304(a)(2)(i) and (ii) of Regulation S-K.

During the two most recent fiscal years ended December 30, 2023 and December 31, 2022, and the subsequent interim period through their dismissal on December 2, 2024: (i) there were no disagreements within the meaning of Item 304(a)(1)(iv) of Regulation S-K between us and RSM on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to RSM’s satisfaction, would have caused RSM to make reference to the subject matter of the disagreements in connection with its reports on our consolidated financial statements for such years, and (ii) no reportable events within the meaning of Item 304(a)(1)(v) of Regulation S-K.

Vote Required for Approval

The affirmative vote of the holders of a majority of the shares of our common stock represented in person or by proxy at the Meeting and entitled to vote is required to ratify the appointment of BDO as our independent registered public accounting firm for the current fiscal year ending December 27, 2025. Although stockholder ratification is not required by our bylaws or otherwise, the Board believes it is advisable to provide stockholders an opportunity to ratify this selection and is submitting the selection of BDO as our independent registered public accounting firm to our stockholders for ratification as a matter of good corporate practice. In the event the appointment of BDO should not be approved by the stockholders, the Board will consider making another appointment to be effective at the earliest possible time but has no obligation to do so. Any broker non-votes and abstentions from voting received will have no effect on the outcome of this Proposal 4.

Board Recommendation

The Board recommends that the stockholders vote “FOR” the proposal to ratify the appointment of BDO USA, P.C. as our independent registered public accounting firm for the fiscal year ending December 27, 2025.

Proxies solicited by the Board will be voted “FOR” this Proposal 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES

As discussed above, BDO has served as the Company’s independent registered public accounting firm since December 2, 2024. Previously, RSM served as the Company’s independent registered public accounting firm from November 22, 2019 to December 2, 2024.

Audit Fees

The aggregate fees for the fiscal years ended December 28, 2024 and December 30, 2023 billed by the Company’s independent registered public accounting firm, BDO USA, P.C. for fiscal year 2024 and RSM US LLP for fiscal year 2023 were as follows:

Fee Category	2024	% of Total	2023	% of Total
Audit Fees	$1,038,950	100%	$620,124	99.9%
Audit-Related Fees	10,500	—	152,250	—
Tax Fees	-	-	8,453	0.9
All Other Fees	—	—	—	—
Total Fees	$1,049,450	100%	$780,827	100%

Audit Fees—consists of fees for the audit of our financial statements and attestation services relating to the report on our internal controls in accordance with Section 404 of the Sarbanes-Oxley Act of 2002, review of the interim condensed consolidated financial statements included in quarterly reports, assistance with review of documents filed with the SEC, and services that are normally provided by the Company’s independent registered public accounting firm in connection with statutory and regulatory filings or engagements, and attestation services, except those not required by statute or regulation.

Audit-Related Fees—consists of fees for assurance and related services that are reasonably related to the performance of the audit or review of our consolidated financial statements and are not reported under “Audit Fees.”

Tax Fees—consists of fees for tax compliance and planning services. Tax compliance includes fees for professional services related to international tax compliance and preparation. Tax planning consists primarily of fees related to a transfer pricing study and preparation of our subsidiary tax returns.

All Other Fees—consists of fees for all other permissible services other than those reported above.

Policy on Audit Committee Pre-Approval of Audit and Permissible Non-Audit Services of Independent Registered Public Accounting Firm

The Audit Committee pre-approves all audit and non-audit services provided by the Company’s independent registered public accounting firm prior to the engagement with respect to such services. The Chairman of the Audit Committee has been delegated the authority by the Audit Committee to pre-approve the engagement of the independent accountants when the entire committee is unable to do so. The Audit Committee approved 100% of the services listed under the preceding captions “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees.”

PROPOSAL 5

ADVISORY NON-BINDING VOTE ON COMPENSATION OF NAMED EXECUTIVE OFFICERS

In accordance with Section 951 of the Dodd-Frank Wall Street Reform and Consumer Protection Act, as well as the provisions of Section 14A of the Exchange Act, we are providing our stockholders the opportunity to vote on a non-binding, advisory resolution to approve the compensation of our named executive officers, which is described in the section titled “Compensation Discussion and Analysis” in this Proxy Statement. Accordingly, the following resolution will be submitted for a stockholder vote at the 2025 Annual Meeting:

“RESOLVED, that the stockholders of Kopin Corporation (the “Company”) approve, on an advisory basis, the overall compensation of the Company’s named executive officers, as described in the Compensation Discussion and Analysis section set forth in the Proxy Statement for this Annual Meeting.”

As described in the section titled “Compensation Discussion and Analysis,” our executive compensation program is designed to provide a competitive level of compensation necessary to attract, motivate and retain talented and experienced executives and to motivate them to achieve short-term and long-term corporate goals that enhance stockholder value. In order to align executive pay with our financial performance and the creation of sustainable stockholder value, a significant portion of compensation paid to our named executive officers is allocated to performance-based, short- and long-term incentive programs to make executive pay dependent on our performance (or “at-risk”). In addition, as an executive officer’s responsibility and ability to affect our financial results increases, the portion of his or her total compensation deemed “at-risk” increases. Stockholders are urged to read the “Compensation Discussion and Analysis” section of this Proxy Statement, which more thoroughly discusses how our compensation policies and procedures implement our compensation philosophy. The Compensation Committee and the Board believe that these policies and procedures are effective in implementing our compensation philosophy and in achieving its goals.

We provide our stockholders the opportunity every year to vote on a non-binding, advisory basis to approve the compensation of our named executive officers. The Company expects that the next advisory vote on executive compensation will be at the 2026 Annual Meeting of Stockholders.

This vote is merely advisory and will not be binding upon the Company or the Board. However, the Board values constructive dialogue on executive compensation and other important governance topics with our stockholders and encourages all stockholders to vote their shares on this matter.

Vote Required for Approval

Proposal 5 will be approved upon the affirmative vote of a majority of shares present in person or represented by proxy at the Meeting and entitled to vote on each such proposal. Abstentions will be counted for Proposal 5 and will have the same effect as a vote against the proposal. Broker non-votes, if any, will be disregarded and will have no effect on the outcome of the vote of this Proposal 5.

Board Recommendation

The Board recommends that the stockholders vote to approve, on an advisory basis, the overall compensation of the Company’s named executive officers by voting “FOR” this resolution.

COST AND METHOD OF SOLICITATION

We will pay the cost of soliciting proxies. Proxies may be solicited on behalf of the Company by directors, officers or employees of the Company in person or by telephone, facsimile or other electronic means. As required by the SEC, we also will reimburse brokerage firms and other custodians, nominees and fiduciaries for their expenses incurred in sending proxies and proxy materials to beneficial owners of our common stock.

GENERAL

We are not aware of any other matter other than the foregoing to be brought before the Meeting. However, the enclosed proxy gives discretionary authority to the named proxies in the event any additional matters should be presented.

We will provide free of charge to any stockholder from whom a proxy is solicited pursuant to this proxy statement, upon written request from such stockholder, our Annual Reports on Form 10-K for the fiscal years 2024 and 2023 as filed with the SEC. Our 2024 Annual Report on Form 10-K is enclosed. Only one copy of the Annual Report and this proxy statement and notice of annual meeting is being delivered to multiple stockholders sharing one address, unless we have received contrary instructions. Upon written or oral request, we will deliver promptly a separate copy to a stockholder at a shared address to which a copy was delivered. If you received more than one copy of the proxy statement and wish to reduce the number of reports you receive, we will discontinue the mailing of reports on the accounts you select. Requests for the foregoing should be directed to Kopin Corporation, 125 North Drive, Westborough MA 01581, Attention: Chief Financial Officer, 508-870-5959.

MISCELLANEOUS

Your vote is important. Whether or not you plan to attend the Annual Meeting, we hope you will vote in advance so that your vote will be counted if you later decide not to attend the Annual Meeting.

You may obtain a copy of our Annual Report on Form 10-K (without exhibits) filed with the SEC for the year ended December 28, 2024, without charge upon written request to: Kopin Corporation, 125 North Drive, Westborough MA 01581, Attention: Chief Financial Officer, 508-870-5959.

As of the date of this proxy statement, we know of no matter not specifically referred to above as to which any action is expected to be taken at the Annual Meeting. The persons named as proxies will vote the proxies, insofar as they are not otherwise instructed, regarding such other matters and the transaction of such other business as may be properly brought before the Annual Meeting, as they determine to be in the best interest of the Company and our stockholders.

Michael Murray Chairman

Appendix A

KOPIN CORPORATION

2020 EQUITY INCENTIVE PLAN

Effective as of the Effective Date (as defined below), the Kopin Corporation 2020 Incentive Equity Plan (as in effect from time to time, the “Plan”) is hereby established.

The purpose of the Plan is to provide employees of Kopin Corporation, a Delaware corporation (together with its successors, the “Company”), and its subsidiaries, certain consultants and advisors who perform services for the Company or its subsidiaries, and non-employee members of the Board of Directors of the Company, with the opportunity to receive grants of incentive stock options, nonqualified stock options, stock appreciation rights, stock awards, stock units, and other stock-based awards.

The Company believes that the Plan will encourage the participants to contribute materially to the growth of the Company, thereby benefitting the Company’s stockholders, and will align the economic interests of the participants with those of the stockholders.

The Plan is a successor to the Kopin Corporation 2010 Equity Incentive Plan, as amended and restated (the “Prior Plan”). No additional grants shall be made under the Prior Plan after the Effective Date. Outstanding grants under the Prior Plan shall continue in effect according to their terms, consistent with the applicable terms of the Prior Plan.

Section 1. Definitions

The following terms shall have the meanings set forth below for purposes of the Plan:

(a) “Board” shall mean the Board of Directors of the Company.

(b) “Cause” shall have the meaning given to that term in any written employment agreement, offer letter or severance agreement between the Employer and the Participant, or if no such agreement exists or if such term is not defined therein, and unless otherwise defined in the Grant Instrument, Cause shall mean a finding by the Committee that the Participant (i) has breached his or her employment or service contract with the Employer, (ii) has engaged in disloyalty to the Employer, including, without limitation, fraud, embezzlement, theft, commission of a felony or proven dishonesty, (iii) has disclosed trade secrets or confidential information of the Employer to persons not entitled to receive such information, (iv) has breached any written non-competition, non-solicitation, invention assignment or confidentiality agreement between the Participant and the Employer or (v) has engaged in such other behavior detrimental to the interests of the Employer as the Committee determines.

(c) “CEO” shall mean the Chief Executive Officer of the Company.

(d) Unless otherwise set forth in a Grant Instrument, a “Change of Control” shall be deemed to have occurred if:

(i) Any “person” (as such term is used in sections 13(d) and 14(d) of the Exchange Act) becomes a “beneficial owner” (as defined in Rule 13d-3 under the Exchange Act), directly or indirectly, of securities of the Company representing more than 50% of the voting power of the then outstanding securities of the Company; provided that a Change of Control shall not be deemed to occur as a result of a transaction in which the Company becomes a direct or indirect subsidiary of another Person and in which the stockholders of the Company, immediately prior to the transaction, will beneficially own, immediately after the transaction, shares of such other Person representing more than 50% of the voting power of the then outstanding securities of such other Person.

(ii) The consummation of (A) a merger or consolidation of the Company with another Person where, immediately after the merger or consolidation, the stockholders of the Company, immediately prior to the merger or consolidation, will not beneficially own, in substantially the same proportion as ownership immediately prior to the merger or consolidation, shares entitling such stockholders to more than 50% of all votes to which all stockholders of the surviving Person would be entitled in the election of directors, or where the members of the Board, immediately prior to the merger or consolidation, will not, immediately after the merger or consolidation, constitute a majority of the board of directors of the surviving Person or (B) a sale or other disposition of all or substantially all of the assets of the Company.

(iii) A change in the composition of the Board over a period of 12 consecutive months or less such that a majority of the Board members ceases, by reason of one or more contested elections, or threatened election contests, for Board membership, to be comprised of individuals who either (A) have been Board members continuously since the beginning of such period or (B) have been elected or nominated for election as Board members during such period by at least a majority of the Board members described in clause (A) who were still in office at the time the Board approved such election or nomination.

(iv) The consummation of a complete dissolution or liquidation of the Company.

The Committee may modify the definition of Change of Control for a particular Grant as the Committee deems appropriate to comply with section 409A of the Code or otherwise. Notwithstanding the foregoing, if a Grant constitutes deferred compensation subject to section 409A of the Code and the Grant provides for payment upon a Change of Control, then, for purposes of such payment provisions, no Change of Control shall be deemed to have occurred upon an event described in items (i) – (iv) above unless the event would also constitute a change in ownership or effective control of, or a change in the ownership of a substantial portion of the assets of, the Company under section 409A of the Code.

(e) “Code” shall mean the Internal Revenue Code of 1986, as amended, and the regulations promulgated thereunder.

(f) “Committee” shall mean the Compensation Committee of the Board or another committee appointed by the Board to administer the Plan. The Committee shall consist of directors who are “non-employee directors” as defined under Rule 16b-3 promulgated under the Exchange Act and “independent directors,” as determined in accordance with the independence standards established by the stock exchange on which the Company Stock is at the time primarily traded.

(g) “Company Stock” shall mean common stock, par value $0.01 per share, of the Company, and such other securities as may be substituted for Company Stock pursuant to Section 4(c).

(h) “Disability” or “Disabled” shall mean, unless otherwise set forth in the Grant Instrument, a Participant’s becoming disabled within the meaning of the Employer’s long-term disability plan applicable to the Participant.

(i) “Dividend Equivalent” shall mean an amount determined by multiplying the number of shares of Company Stock subject to a Stock Unit or Other Stock-Based Award by the per-share cash dividend paid by the Company on its outstanding Company Stock, or the per-share Fair Market Value of any dividend paid on its outstanding Company Stock in consideration other than cash. If interest is credited on accumulated divided equivalents, the term “Dividend Equivalent” shall include the accrued interest.

(j) “Effective Date” shall mean the date of the Annual Meeting of Stockholders to be held on May 20, 2020 or such other date upon which the Company’s stockholders approve the Plan.

(k) “Employee” shall mean an employee of the Employer (including an officer or director who is also an employee), but excluding any person who is classified by the Employer as a “contractor” or “consultant,” no matter how characterized by the Internal Revenue Service, other governmental agency or a court. Any change of characterization of an individual by the Internal Revenue Service or any court or government agency shall have no effect upon the classification of an individual as an Employee for purposes of this Plan, unless the Committee determines otherwise.

(l) “Employed by, or providing service to, the Employer” shall mean employment or service as an Employee, Key Advisor or member of the Board (so that, for purposes of exercising Options and SARs and satisfying conditions with respect to Stock Awards, Stock Units, and Other Stock-Based Awards, a Participant shall not be considered to have terminated employment or service until the Participant ceases to be an Employee, Key Advisor and member of the Board), unless the Committee determines otherwise. If a Participant’s relationship is with a subsidiary of the Company and that entity ceases to be a subsidiary of the Company, the Participant will be deemed to cease employment or service when the entity ceases to be a subsidiary of the Company, unless the Participant transfers employment or service to an Employer. If a Participant has military, sick leave or other bona fide leave, the Participant will not be deemed to cease employment or service solely as a result of such leave; provided that such leave does not exceed the longer of 90 days or the period during which the absent Participant’s reemployment rights, if any, are guaranteed by statute or contract. To the extent consistent with applicable law, the Committee may provide that Grants continue to vest for all or a portion of the period of such leave, or that vesting shall be tolled during such leave and only recommence upon the Participant’s return from such leave.

(m) “Employer” shall mean the Company and its subsidiaries.

(n) “Exchange Act” shall mean the Securities Exchange Act of 1934, as amended.

(o) “Exercise Price” shall mean the per share price at which shares of Company Stock may be purchased under an Option, as designated by the Committee.

(p) “Fair Market Value” shall mean:

(i) If the Company Stock is publicly traded, the Fair Market Value per share shall be determined as follows: (A) if the principal trading market for the Company Stock is a national securities exchange, the closing sales price during regular trading hours on the relevant date or, if there were no trades on that date, the latest preceding date upon which a sale was reported, or (B) if the Company Stock is not principally traded on any such exchange, the last reported sale price of a share of Company Stock during regular trading hours on the relevant date, as reported by the OTC Bulletin Board.

(ii) If the Company Stock is not publicly traded or, if publicly traded, is not subject to reported transactions as set forth above, the Fair Market Value per share shall be determined by the Committee through any reasonable valuation method authorized under the Code.

(q) “GAAP” shall mean United States generally accepted accounting principles.

(r) “Grant” shall mean an Option, SAR, Stock Award, Stock Unit or Other Stock-Based Award granted under the Plan.

(s) “Grant Instrument” shall mean the written agreement that sets forth the terms and conditions of a Grant, including all amendments thereto.

(t) “Incentive Stock Option” shall mean an Option that is intended to meet the requirements of an incentive stock option under section 422 of the Code.

(u) “Key Advisor” shall mean a consultant or advisor of the Employer.

(v) “Non-Employee Director” shall mean a member of the Board who is not an Employee.

(w) “Nonqualified Stock Option” shall mean an Option that is not intended to be taxed as an incentive stock option under section 422 of the Code.

(x) “Option” shall mean an option to purchase shares of Company Stock, as described in Section 6.

(y) “Other Stock-Based Award” shall mean any Grant based on, measured by or payable in Company Stock (other than an Option, Stock Unit, Stock Award, or SAR), as described in Section 10.

(z) “Participant” shall mean an Employee, Key Advisor or Non-Employee Director designated by the Committee to participate in the Plan.

(aa) “Performance Goals” shall mean the business criteria selected by the Company to measure the level of performance of the Company or an affiliate during a performance period, which may include, but are not limited to, one or more of the following criteria: cash flow; free cash flow; earnings (including gross margin, earnings before interest and taxes, earnings before taxes, earnings before interest, taxes, depreciation, amortization and charges for stock-based compensation, earnings before interest, taxes, depreciation and amortization, adjusted earnings before interest, taxes, depreciation and amortization and net earnings); earnings per share; growth in earnings or earnings per share; book value growth; stock price; return on equity or average stockholder equity; total stockholder return or growth in total stockholder return either directly or in relation to a comparative group; return on capital; return on assets or net assets; revenue, growth in revenue or return on sales; sales; expense reduction or expense control; expense to revenue ratio; income, net income or adjusted net income; operating income, net operating income, adjusted operating income or net operating income after tax; operating profit or net operating profit; operating margin; gross profit margin; return on operating revenue or return on operating profit; regulatory filings; regulatory approvals, litigation and regulatory resolution goals; other operational, regulatory or departmental objectives; budget comparisons; growth in stockholder value relative to established indexes, or another peer group or peer group index; development and implementation of strategic plans and/or organizational restructuring goals; development and implementation of risk and crisis management programs; improvement in workforce diversity; compliance requirements and compliance relief; safety goals; productivity goals; workforce management and succession planning goals; economic value added (including typical adjustments consistently applied from generally accepted accounting principles required to determine economic value added performance measures); measures of customer satisfaction, employee satisfaction or staff development; development or marketing collaborations, formations of joint ventures or partnerships or the completion of other similar transactions intended to enhance the Company’s revenue or profitability or enhance its customer base; merger and acquisitions; and other similar criteria as determined by the Committee. Performance goals applicable to a Grant shall be determined by the Committee, and may be established on an absolute or relative basis and may be established on a corporate-wide basis or with respect to one or more business units, divisions, subsidiaries or business segments. Relative performance may be measured against a group of peer companies, a financial market index or other objective and quantifiable indices.

(bb) “Person” shall mean any natural person, corporation, limited liability company, partnership, trust, joint stock company, business trust, unincorporated association, joint venture, governmental authority or other legal entity of any nature whatsoever.

(cc) “Restriction Period” shall have the meaning given that term in Section 7(a).

(dd) “SAR” shall mean a stock appreciation right, as described in Section 9.

(ee) “Stock Award” shall mean an award of Company Stock, as described in Section 7.

(ff) “Stock Unit” shall mean an award of a phantom unit representing a share of Company Stock, as described in Section 8.

(gg) “Substitute Awards” shall have the meaning given that term in Section 4(c).

Section 2. Administration

(a) Committee. The Plan shall be administered and interpreted by the Committee; provided, however, that any Grants to members of the Board must be authorized by a majority of the Board. The Committee may delegate authority to one or more subcommittees, as it deems appropriate. Subject to compliance with applicable law and the applicable stock exchange rules, the Board, in its discretion, may perform any action of the Committee hereunder. To the extent that the Board, a subcommittee or the CEO, as described below administers the Plan, references in the Plan to the “Committee” shall be deemed to refer to the Board or such subcommittee or the CEO.

(b) Delegation to CEO. Subject to compliance with applicable law and applicable stock exchange requirements, the Committee may delegate all or part of its authority and power to the CEO, as it deems appropriate, with respect to Grants to Employees or Key Advisors who are not executive officers under section 16 of the Exchange Act.

(c) Committee Authority. The Committee shall have the sole authority to (i) determine the individuals to whom Grants shall be made under the Plan, (ii) determine the type, size, terms and conditions of the Grants to be made to each such individual, (iii) determine the time when the Grants will be made and the duration of any applicable exercise or restriction period, including the criteria for exercisability and the acceleration of exercisability, (v) amend the terms of any previously issued Grant, subject to the provisions of Section 17 below, (vi) determine and adopt terms, guidelines, and provisions, not inconsistent with the Plan and applicable law, that apply to individuals residing outside of the United States who receive Grants under the Plan, and (vii) deal with any other matters arising under the Plan.

(d) Committee Determinations. The Committee shall have full power and express discretionary authority to administer and interpret the Plan, to make factual determinations and to adopt or amend such rules, regulations, agreements and instruments for implementing the Plan and for the conduct of its business as it deems necessary or advisable, in its sole discretion. The Committee’s interpretations of the Plan and all determinations made by the Committee pursuant to the powers vested in it hereunder shall be conclusive and binding on all persons having any interest in the Plan or in any awards granted hereunder. All powers of the Committee shall be executed in its sole discretion, in the best interest of the Company, not as a fiduciary, and in keeping with the objectives of the Plan and need not be uniform as to similarly situated individuals.

(e) Indemnification. No member of the Committee or the Board, and no employee of the Company shall be liable for any act or failure to act with respect to the Plan, except in circumstances involving his or her bad faith or willful misconduct, or for any act or failure to act hereunder by any other member of the Committee or employee or by any agent to whom duties in connection with the administration of this Plan have been delegated. The Company shall indemnify members of the Committee and the Board and any agent of the Committee or the Board who is an employee of the Company or a subsidiary against any and all liabilities or expenses to which they may be subjected by reason of any act or failure to act with respect to their duties on behalf of the Plan, except in circumstances involving such person’s bad faith or willful misconduct.

Section 3. Grants

Grants under the Plan may consist of Options as described in Section 6, Stock Awards as described in Section 7, Stock Units as described in Section 8, SARs as described in Section 9, and Other Stock-Based Awards as described in Section 10. All Grants shall be subject to the terms and conditions set forth herein and to such other terms and conditions consistent with this Plan as the Committee deems appropriate and as are specified in writing by the Committee to the individual in the Grant Instrument. All Grants shall be made conditional upon the Participant’s acknowledgement, in writing or by acceptance of the Grant, that all decisions and determinations of the Committee shall be final and binding on the Participant, his or her beneficiaries and any other person having or claiming an interest under such Grant. Grants under a particular Section of the Plan need not be uniform as among the Participants.

Section 4. Shares Subject to the Plan

(a) Shares Authorized. Subject to adjustment as described below in Sections 4(b) and 4(e) below, the aggregate number of shares of Company Stock that may be issued or transferred under the Plan shall be 14,000,000 shares of Company Stock. In addition, shares of the Company Stock underlying any outstanding award granted under the Prior Plan that, following the Effective Date, expires, or is terminated, surrendered or forfeited for any reason without issuance of such shares shall be available for the award of new Grants under this Plan. Subject to adjustment as described below in Sections 4(b) and 4(e) below, the aggregate number of shares of Company Stock that may be issued or transferred under the Plan pursuant to Incentive Stock Options shall not exceed 10,000,000 shares of Company Stock.

(b) Source of Shares; Share Counting. Shares issued or transferred under the Plan may be authorized but unissued shares of Company Stock or reacquired shares of Company Stock, including shares purchased by the Company on the open market for purposes of the Plan. If and to the extent Options or SARs granted under the Plan, expire or are canceled, forfeited, exchanged or surrendered without having been exercised, or if any Stock Awards, Stock Units or Other Stock-Based Awards are forfeited, terminated or otherwise not paid in full, the shares subject to such Grants shall again be available for purposes of the Plan. If shares of Company Stock otherwise issuable under the Plan are surrendered in payment of the Exercise Price of an Option, then the number of shares of Company Stock available for issuance under the Plan shall be reduced only by the net number of shares actually issued by the Company upon such exercise and not by the gross number of shares as to which such Option is exercised. Upon the exercise of any SAR under the Plan, the number of shares of Company Stock available for issuance under the Plan shall be reduced by only by the net number of shares actually issued by the Company upon such exercise. If shares of Company Stock otherwise issuable under the Plan are withheld by the Company in satisfaction of the withholding taxes incurred in connection with the issuance, vesting or exercise of any Grant or the issuance of Company Stock thereunder, then the number of shares of Company Stock available for issuance under the Plan shall be reduced by the net number of shares issued, vested or exercised under such Grant, calculated in each instance after payment of such share withholding. To the extent any Grants are paid in cash, and not in shares of Company Stock, any shares previously subject to such Grants shall again be available for issuance or transfer under the Plan. For the avoidance of doubt, if shares are repurchased by the Company on the open market with the proceeds of the Exercise Price of Options, such shares may not again be made available for issuance under the Plan.

(c) Substitute Awards. Shares issued or transferred under Grants made pursuant to an assumption, substitution or exchange for previously granted awards of a company acquired by the Company in a transaction (“Substitute Awards”) shall not reduce the number of shares of Company Stock available under the Plan and available shares under a stockholder approved plan of an acquired company (as appropriately adjusted to reflect the transaction) may be used for Grants under the Plan and shall not reduce the Plan’s share reserve (subject to applicable stock exchange listing and Code requirements).

(d) Individual Limits for Non-Employee Directors. Subject to adjustment as described below in Section 4(e), the maximum aggregate grant date value of shares of Company Stock subject to Grants granted to any Non-Employee Director during any calendar year, taken together with any cash fees earned by such Non- Employee Director for services rendered during the calendar year, shall not exceed $250,000 in total value. For purposes of this limit, the value of such Grants shall be calculated based on the grant date fair value of such Grants for financial reporting purposes.

(e) Adjustments. If there is any change in the number or kind of shares of Company Stock outstanding by reason of (i) a stock dividend, spinoff, recapitalization, stock split, or combination or exchange of shares, (ii) a merger, reorganization or consolidation, (iii) a reclassification or change in par value, or (iv) any other extraordinary or unusual event affecting the outstanding Company Stock as a class without the Company’s receipt of consideration, or if the value of outstanding shares of Company Stock is substantially reduced as a result of a spinoff or the Company’s payment of an extraordinary dividend or distribution, the maximum number and kind of shares of Company Stock available for issuance under the Plan, the maximum amount of Grants which a Non-Employee Director may receive in any year, the number and kind of shares covered by outstanding Grants, the number and kind of shares issued and to be issued under the Plan, and the price per share or the applicable market value of such Grants shall be equitably adjusted by the Committee to reflect any increase or decrease in the number of, or change in the kind or value of, the issued shares of Company Stock to preclude, to the extent practicable, the enlargement or dilution of rights and benefits under the Plan and such outstanding Grants; provided, however, that any fractional shares resulting from such adjustment shall be eliminated. In addition, in the event of a Change of Control, the provisions of Section 12 of the Plan shall apply. Any adjustments to outstanding Grants shall be consistent with section 409A or 424 of the Code, to the extent applicable. The adjustments of Grants under this Section 4(e) shall include adjustment of shares, Exercise Price of Stock Options, base amount of SARs, Performance Goals or other terms and conditions, as the Committee deems appropriate. The Committee shall have the sole discretion and authority to determine what appropriate adjustments shall be made and any adjustments determined by the Committee shall be final, binding and conclusive.

Section 5. Eligibility for Participation

(a) Eligible Persons. All Employees and Non-Employee Directors shall be eligible to participate in the Plan. Key Advisors shall be eligible to participate in the Plan if the Key Advisors render bona fide services to the Employer, the services are not in connection with the offer and sale of securities in a capital-raising transaction and the Key Advisors do not directly or indirectly promote or maintain a market for the Company’s securities.

(b) Selection of Participants. The Committee shall select the Employees, Non-Employee Directors and Key Advisors to receive Grants and shall determine the number of shares of Company Stock subject to a particular Grant in such manner as the Committee determines.

Section 6. Options

The Committee may grant Options to an Employee, Non-Employee Director or Key Advisor upon such terms as the Committee deems appropriate. The following provisions are applicable to Options:

(a) Number of Shares. The Committee shall determine the number of shares of Company Stock that will be subject to each Grant of Options to Employees, Non-Employee Directors and Key Advisors.

(b) Type of Option and Exercise Price.

(i) The Committee may grant Incentive Stock Options or Nonqualified Stock Options or any combination of the two, all in accordance with the terms and conditions set forth herein. Incentive Stock Options may be granted only to employees of the Company or its parent or subsidiary corporations, as defined in section 424 of the Code. Nonqualified Stock Options may be granted to Employees, Non-Employee Directors and Key Advisors.

(ii) The Exercise Price of Company Stock subject to an Option shall be determined by the Committee and shall be equal to or greater than the Fair Market Value of a share of Company Stock on the date the Option is granted. However, an Incentive Stock Option may not be granted to an Employee who, at the time of grant, owns stock possessing more than 10% of the total combined voting power of all classes of stock of the Company, or any parent or subsidiary corporation of the Company, as defined in section 424 of the Code, unless the Exercise Price per share is not less than 110% of the Fair Market Value of a share of Company Stock on the date of grant.

(c) Option Term. The Committee shall determine the term of each Option. The term of any Option shall not exceed ten years from the date of grant. However, an Incentive Stock Option that is granted to an Employee who, at the time of grant, owns stock possessing more than 10% of the total combined voting power of all classes of stock of the Company, or any parent or subsidiary corporation of the Company, as defined in section 424 of the Code, may not have a term that exceeds five years from the date of grant. Notwithstanding the foregoing, in the event that on the last business day of the term of an Option (other than an Incentive Stock Option), the exercise of the Option is prohibited by applicable law, including a prohibition on purchases or sales of Company Stock under the Company’s insider trading policy, the term of the Option shall be extended for a period of 30 days following the end of the legal prohibition, unless the Committee determines otherwise.

(d) Exercisability of Options. Options shall become exercisable in accordance with such terms and conditions, consistent with the Plan, as may be determined by the Committee and specified in the Grant Instrument. The Committee may accelerate the exercisability of any or all outstanding Options at any time for any reason.

(e) Grants to Non-Exempt Employees. Notwithstanding the foregoing, Options granted to persons who are non-exempt employees under the Fair Labor Standards Act of 1938, as amended, may not be exercisable for at least six months after the date of grant (except that such Options may become exercisable, as determined by the Committee, upon the Participant’s death, Disability or retirement, or upon a Change of Control or other circumstances permitted by applicable regulations).

(f) Termination of Employment or Service. Except as provided in the Grant Instrument, an Option may only be exercised while the Participant is employed by, or providing services to, the Employer. The Committee shall determine in the Grant Instrument under what circumstances and during what time periods a Participant may exercise an Option after termination of employment or service.

(g) Exercise of Options. A Participant may exercise an Option that has become exercisable, in whole or in part, by delivering a notice of exercise to the Company. The Participant shall pay the Exercise Price for an Option as specified by the Committee (i) in cash, (ii) unless the Committee determines otherwise, by delivering shares of Company Stock owned by the Participant and having a Fair Market Value on the date of exercise at least equal to the Exercise Price or by attestation (on a form prescribed by the Committee) to ownership of shares of Company Stock having a Fair Market Value on the date of exercise at least equal to the Exercise Price, (iii) by payment through a broker in accordance with procedures permitted by Regulation T of the Federal Reserve Board, (iv) if permitted by the Committee, by withholding shares of Company Stock subject to the exercisable Option, which have a Fair Market Value on the date of exercise equal to the Exercise Price, or (v) by such other method as the Committee may approve. Shares of Company Stock used to exercise an Option shall have been held by the Participant for the requisite period of time necessary to avoid adverse accounting consequences to the Company with respect to the Option. Payment for the shares to be issued or transferred pursuant to the Option, and any required withholding taxes, must be received by the Company by the time specified by the Committee depending on the type of payment being made, but in all cases prior to the issuance or transfer of such shares.

(h) Limits on Incentive Stock Options. Each Incentive Stock Option shall provide that, if the aggregate Fair Market Value of the Company Stock on the date of the grant with respect to which Incentive Stock Options are exercisable for the first time by a Participant during any calendar year, under the Plan or any other stock option plan of the Company or a parent or subsidiary, exceeds $100,000, then the Option, as to the excess, shall be treated as a Nonqualified Stock Option.

Section 7. Stock Awards

The Committee may issue or transfer shares of Company Stock to an Employee, Non-Employee Director or Key Advisor under a Stock Award, upon such terms as the Committee deems appropriate. The following provisions are applicable to Stock Awards:

(a) General Requirements. Shares of Company Stock issued or transferred pursuant to Stock Awards may be issued or transferred for consideration or for no consideration, and subject to restrictions or no restrictions, as determined by the Committee. The Committee may, but shall not be required to, establish conditions under which restrictions on Stock Awards shall lapse over a period of time or according to such other criteria as the Committee deems appropriate, including, without limitation, restrictions based on the achievement of specific Performance Goals. The period of time during which the Stock Awards will remain subject to restrictions will be designated in the Grant Instrument as the “Restriction Period.”

(b) Number of Shares. The Committee shall determine the number of shares of Company Stock to be issued or transferred pursuant to a Stock Award and the restrictions applicable to such shares.

(c) Requirement of Employment or Service. If the Participant ceases to be employed by, or provide service to, the Employer during a period designated in the Grant Instrument as the Restriction Period, or if other specified conditions are not met, the Stock Award shall terminate as to all shares covered by the Grant as to which the restrictions have not lapsed, and those shares of Company Stock must be immediately returned to the Company. The Committee may, however, provide for complete or partial exceptions to this requirement as it deems appropriate.

(d) Restrictions on Transfer and Legend on Stock Certificate. During the Restriction Period, a Participant may not sell, assign, transfer, pledge or otherwise dispose of the shares of a Stock Award except under Section 15 below. Unless otherwise determined by the Committee, the Company will retain possession of certificates for shares of Stock Awards until all restrictions on such shares have lapsed. Each certificate for a Stock Award, unless held by the Company, shall contain a legend giving appropriate notice of the restrictions in the Grant. The Participant shall be entitled to have the legend removed from the stock certificate covering the shares subject to restrictions when all restrictions on such shares have lapsed. The Committee may determine that the Company will not issue certificates for Stock Awards until all restrictions on such shares have lapsed.

(e) Right to Vote and to Receive Dividends. Unless the Committee determines otherwise, during the Restriction Period, the Participant shall have the right to vote shares of Stock Awards and to receive any dividends or other distributions paid on such shares, subject to any restrictions deemed appropriate by the Committee, including, without limitation, the achievement of specific Performance Goals. Dividends with respect to Stock Awards that vest based on performance shall vest if and to the extent that the underlying Stock Award vests, as determined by the Committee.

(f) Lapse of Restrictions. All restrictions imposed on Stock Awards shall lapse upon the expiration of the applicable Restriction Period and the satisfaction of all conditions, if any, imposed by the Committee. The Committee may determine, as to any or all Stock Awards, that the restrictions shall lapse without regard to any Restriction Period.

Section 8. Stock Units

The Committee may grant Stock Units, each of which shall represent one hypothetical share of Company Stock, to an Employee, Non-Employee Director or Key Advisor upon such terms and conditions as the Committee deems appropriate. The following provisions are applicable to Stock Units:

(a) Crediting of Units. Each Stock Unit shall represent the right of the Participant to receive a share of Company Stock or an amount of cash based on the value of a share of Company Stock, if and when specified conditions are met. All Stock Units shall be credited to bookkeeping accounts established on the Company’s records for purposes of the Plan.

(b) Terms of Stock Units. The Committee may grant Stock Units that vest and are payable if specified Performance Goals or other conditions are met, or under other circumstances. Stock Units may be paid at the end of a specified performance period or other period, or payment may be deferred to a date authorized by the Committee. The Committee may accelerate vesting or payment, as to any or all Stock Units at any time for any reason, provided such acceleration complies with section 409A of the Code. The Committee shall determine the number of Stock Units to be granted and the requirements applicable to such Stock Units.

(c) Requirement of Employment or Service. If the Participant ceases to be employed by, or provide service to, the Employer prior to the vesting of Stock Units, or if other conditions established by the Committee are not met, the Participant’s Stock Units shall be forfeited. The Committee may, however, provide for complete or partial exceptions to this requirement as it deems appropriate.

(d) Payment With Respect to Stock Units. Payments with respect to Stock Units shall be made in cash, Company Stock or any combination of the foregoing, as the Committee shall determine.

Section 9. Stock Appreciation Rights

The Committee may grant SARs to an Employee, Non-Employee Director or Key Advisor separately or in tandem with any Option. The following provisions are applicable to SARs:

(a) General Requirements. The Committee may grant SARs to an Employee, Non-Employee Director or Key Advisor separately or in tandem with any Option (for all or a portion of the applicable Option). Tandem SARs may be granted either at the time the Option is granted or at any time thereafter while the Option remains outstanding; provided, however, that, in the case of an Incentive Stock Option, SARs may be granted only at the time of the grant of the Incentive Stock Option. The Committee shall establish the base amount of the SAR at the time the SAR is granted. The base amount of each SAR shall be equal to or greater than the Fair Market Value of a share of Company Stock as of the date of grant of the SAR. The term of any SAR shall not exceed ten years from the date of grant. Notwithstanding the foregoing, in the event that on the last business day of the term of a SAR, the exercise of the SAR is prohibited by applicable law, including a prohibition on purchases or sales of Company Stock under the Company’s insider trading policy, the term shall be extended for a period of 30 days following the end of the legal prohibition, unless the Committee determines otherwise.

(b) Tandem SARs. In the case of tandem SARs, the number of SARs granted to a Participant that shall be exercisable during a specified period shall not exceed the number of shares of Company Stock that the Participant may purchase upon the exercise of the related Option during such period. Upon the exercise of an Option, the SARs relating to the Company Stock covered by such Option shall terminate. Upon the exercise of SARs, the related Option shall terminate to the extent of an equal number of shares of Company Stock.

(c) Exercisability. A SAR shall be exercisable during the period specified by the Committee in the Grant Instrument and shall be subject to such vesting and other restrictions as may be specified in the Grant Instrument. The Committee may accelerate the exercisability of any or all outstanding SARs at any time for any reason. SARs may only be exercised while the Participant is employed by, or providing service to, the Employer or during the applicable period after termination of employment or service as specified by the Committee. A tandem SAR shall be exercisable only during the period when the Option to which it is related is also exercisable.

(d) Grants to Non-Exempt Employees. Notwithstanding the foregoing, SARs granted to persons who are non-exempt employees under the Fair Labor Standards Act of 1938, as amended, may not be exercisable for at least six months after the date of grant (except that such SARs may become exercisable, as determined by the Committee, upon the Participant’s death, Disability or retirement, or upon a Change of Control or other circumstances permitted by applicable regulations).

(e) Value of SARs. When a Participant exercises SARs, the Participant shall receive in settlement of such SARs an amount equal to the value of the stock appreciation for the number of SARs exercised. The stock appreciation for a SAR is the amount by which the Fair Market Value of the underlying Company Stock on the date of exercise of the SAR exceeds the base amount of the SAR as described in subsection (a).

(f) Form of Payment. The appreciation in a SAR shall be paid in shares of Company Stock, cash or any combination of the foregoing, as the Committee shall determine. For purposes of calculating the number of shares of Company Stock to be received, shares of Company Stock shall be valued at their Fair Market Value on the date of exercise of the SAR.

Section 10. Other Stock-Based Awards

The Committee may grant Other Stock-Based Awards, which are awards (other than those described in Sections 6, 7, 8 and 9 of the Plan) that are based on or measured by Company Stock, to any Employee, Non- Employee Director or Key Advisor, on such terms and conditions as the Committee shall determine. Other Stock-Based Awards may be awarded subject to the achievement of Performance Goals or other criteria or other conditions and may be payable in cash, Company Stock or any combination of the foregoing, as the Committee shall determine.

Section 11. Dividend Equivalents

The Committee may grant Dividend Equivalents in connection with Stock Units or Other Stock-Based Awards. Dividend Equivalents may be paid currently or accrued as contingent cash obligations and may be payable in cash or shares of Company Stock, and upon such terms and conditions as the Committee shall determine. Dividend Equivalents with respect to Stock Units or Other Stock-Based Awards that vest based on performance shall vest and be paid only if and to the extent the underlying Stock Units or Other Stock-Based Awards vest and are paid, as determined by the Committee.

Section 12. Consequences of a Change of Control

(a) Assumption of Outstanding Grants. Upon a Change of Control where the Company is not the surviving corporation (or survives only as a subsidiary of another corporation), unless the Committee determines otherwise, all outstanding Grants that are not exercised or paid at the time of the Change of Control shall be assumed by, or replaced with grants (with respect to cash, securities, or a combination thereof) that have comparable terms by, the surviving corporation (or a parent or subsidiary of the surviving corporation). After a Change of Control, references to the “Company” as they relate to employment matters shall include the successor employer in the transaction, subject to applicable law.

(b) Vesting Upon Certain Terminations of Employment. Unless the Grant Instrument provides otherwise, if a Participant’s employment is terminated by the Employer without Cause upon or within 12 months following a Change of Control, the Participant’s outstanding Grants shall become fully vested as of the date of such termination; provided that if the vesting of any such Grants is based, in whole or in part, on performance, the applicable Grant Instrument shall specify how the portion of the Grant that becomes vested pursuant to this Section 12(b) shall be calculated.

(c) Other Alternatives. In the event of a Change of Control, if any outstanding Grants are not assumed by, or replaced with grants that have comparable terms by, the surviving corporation (or a parent or subsidiary of the surviving corporation), the Committee may (but is not obligated to) make adjustments to the terms and conditions of outstanding Grants, including, without limitation, taking any of the following actions (or combination thereof) with respect to any or all outstanding Grants, without the consent of any Participant: (i) the Committee may determine that outstanding Stock Options and SARs shall automatically accelerate and become fully exercisable and the restrictions and conditions on outstanding Stock Awards, Stock Units and Dividend Equivalents shall immediately lapse; (ii) the Committee may determine that Participants shall receive a payment in settlement of outstanding Stock Units or Dividend Equivalents, in such amount and form as may be determined by the Committee; (iii) the Committee may require that Participants surrender their outstanding Stock Options and SARs in exchange for a payment by the Company, in cash or Company Stock as determined by the Committee, in an amount equal to the amount, if any, by which the then Fair Market Value of the shares of Company Stock subject to the Participant’s unexercised Stock Options and SARs exceeds the Stock Option Exercise Price or SAR base amount, and (iv) after giving Participants an opportunity to exercise all of their outstanding Stock Options and SARs, the Committee may terminate any or all unexercised Stock Options and SARs at such time as the Committee deems appropriate. Such surrender, termination or payment shall take place as of the date of the Change of Control or such other date as the Committee may specify. Without limiting the foregoing, if the per share Fair Market Value of the Company Stock does not exceed the per share Stock Option Exercise Price or SAR base amount, as applicable, the Company shall not be required to make any payment to the Participant upon surrender of the Stock Option or SAR.

Section 13. Deferrals

The Committee may permit or require a Participant to defer receipt of the payment of cash or the delivery of shares that would otherwise be due to such Participant in connection with any Grant. If any such deferral election is permitted or required, the Committee shall establish rules and procedures for such deferrals and may provide for interest or other earnings to be paid on such deferrals. The rules and procedures for any such deferrals shall be consistent with applicable requirements of section 409A of the Code.

Section 14. Withholding of Taxes

(a) Required Withholding. All Grants under the Plan shall be subject to applicable United States federal (including FICA), state and local, foreign country or other tax withholding requirements. The Employer may require that the Participant or other person receiving Grants or exercising Grants pay to the Employer an amount sufficient to satisfy such tax withholding requirements with respect to such Grants, or the Employer may deduct from other wages and compensation paid by the Employer the amount of any withholding taxes due with respect to such Grants.

(b) Share Withholding. The Committee may permit or require the Employer’s tax withholding obligation with respect to Grants paid in Company Stock to be satisfied by having shares withheld up to an amount that does not exceed the Participant’s applicable withholding tax rate for United States federal (including FICA), state and local, foreign country or other tax liabilities. The Committee may, in its discretion, and subject to such rules as the Committee may adopt, allow Participants to elect to have such share withholding applied to all or a portion of the tax withholding obligation arising in connection with any particular Grant. Unless the Committee determines otherwise, share withholding for taxes shall not exceed the Participant’s minimum applicable tax withholding amount.

Section 15. Transferability of Grants

(a) Nontransferability of Grants. Except as described in subsection (b) below, only the Participant may exercise rights under a Grant during the Participant’s lifetime. A Participant may not transfer those rights except (i) by will or by the laws of descent and distribution or (ii) with respect to Grants other than Incentive Stock Options, pursuant to a domestic relations order. When a Participant dies, the personal representative or other person entitled to succeed to the rights of the Participant may exercise such rights. Any such successor must furnish proof satisfactory to the Company of his or her right to receive the Grant under the Participant’s will or under the applicable laws of descent and distribution.

(b) Transfer of Nonqualified Stock Options and Stock Awards. Notwithstanding the foregoing, the Committee may provide, in a Grant Instrument or at such other time after the grant of an award, that a Participant may transfer Nonqualified Stock Options or Stock Awards to family members, or one or more trusts or other entities for the benefit of or owned by family members, consistent with the applicable securities laws, according to such terms as the Committee may determine; provided that the Participant receives no consideration for the transfer of an Option or Stock Award and the transferred Option or Stock Award shall continue to be subject to the same terms and conditions as were applicable to the Option or Stock Award immediately before the transfer.

Section 16. Requirements for Issuance or Transfer of Shares

No Company Stock shall be issued or transferred in connection with any Grant hereunder unless and until all legal requirements applicable to the issuance or transfer of such Company Stock have been complied with to the satisfaction of the Committee. The Committee shall have the right to condition any Grant on the Participant’s undertaking in writing to comply with such restrictions on his or her subsequent disposition of the shares of Company Stock as the Committee shall deem necessary or advisable, and certificates representing such shares may be legended to reflect any such restrictions. Certificates representing shares of Company Stock issued or transferred under the Plan may be subject to such stop-transfer orders and other restrictions as the Committee deems appropriate to comply with applicable laws, regulations and interpretations, including any requirement that a legend be placed thereon.

Section 17. Amendment and Termination of the Plan

(a) Amendment. The Board may amend or terminate the Plan at any time; provided, however, that the Board shall not amend the Plan without stockholder approval if such approval is required in order to comply with the Code or other applicable law, or to comply with applicable stock exchange requirements.

(b) No Repricing of Options or SARs. Except in connection with a corporate transaction involving the Company (including, without limitation, any stock dividend, distribution (whether in the form of cash, Company Stock, other securities or property), stock split, extraordinary cash dividend, recapitalization, change in control, reorganization, merger, consolidation, split-up, spin-off, combination, repurchase or exchange of shares of Company Stock or other securities, or similar transactions), the Company may not, without obtaining stockholder approval, (i) amend the terms of outstanding Stock Options or SARs to reduce the Exercise Price of such outstanding Stock Options or base price of such SARs, (ii) cancel outstanding Stock Options or SARs in exchange for Stock Options or SARs with an Exercise Price or base price, as applicable, that is less than the Exercise Price or base price of the original Stock Options or SARs or (iii) cancel outstanding Stock Options or SARs with an Exercise Price or base price, as applicable, above the current stock price in exchange for cash or other securities.

(c) Termination of Plan. The Plan shall terminate on the day immediately preceding the tenth anniversary of its Effective Date, unless the Plan is terminated earlier by the Board or is extended by the Board with the approval of the stockholders.

(d) Termination and Amendment of Outstanding Grants. A termination or amendment of the Plan that occurs after a Grant is made shall not materially impair the rights of a Participant with respect to such Grant unless the Participant consents or unless the Committee acts under Section 18(f) below. The termination of the Plan shall not impair the power and authority of the Committee with respect to an outstanding Grant. Whether or not the Plan has terminated, an outstanding Grant may be terminated or amended under Section 18(f) below or may be amended by agreement of the Company and the Participant consistent with the Plan.

Section 18. Miscellaneous

(a) Grants in Connection with Corporate Transactions and Otherwise. Nothing contained in the Plan shall be construed to (i) limit the right of the Committee to make Grants under the Plan in connection with the acquisition, by purchase, lease, merger, consolidation or otherwise, of the business or assets of any corporation, firm or association, including Grants to employees thereof who become Employees, or (ii) limit the right of the Company to grant stock options or make other awards outside of the Plan. The Committee may make a Grant to an employee of another corporation who becomes an Employee by reason of a corporate merger, consolidation, acquisition of stock or property, reorganization or liquidation involving the Company, in substitution for a stock option or stock awards grant made by such corporation. Notwithstanding anything in the Plan to the contrary, the Committee may establish such terms and conditions of the new Grants as it deems appropriate, including setting the Exercise Price of Options or the base price of SARs at a price necessary to retain for the Participant the same economic value as the prior options or rights.

(b) Governing Document. The Plan shall be the controlling document. No other statements, representations, explanatory materials or examples, oral or written, may amend the Plan in any manner. The Plan shall be binding upon and enforceable against the Company and its successors and assigns.

(c) Funding of the Plan. The Plan shall be unfunded. The Company shall not be required to establish any special or separate fund or to make any other segregation of assets to assure the payment of any Grants under the Plan.

(d) Rights of Participants. Nothing in the Plan shall entitle any Employee, Non-Employee Director, Key Advisor or other person to any claim or right to receive a Grant under the Plan. Neither the Plan nor any action taken hereunder shall be construed as giving any individual any rights to be retained by or in the employ of the Employer or any other employment rights.

(e) No Fractional Shares. No fractional shares of Company Stock shall be issued or delivered pursuant to the Plan or any Grant. Except as otherwise provided under the Plan, the Committee shall determine whether cash, other awards or other property shall be issued or paid in lieu of such fractional shares or whether such fractional shares or any rights thereto shall be forfeited or otherwise eliminated.

(f) Compliance with Law.

(i) The Plan, the exercise of Options and SARs and the obligations of the Company to issue or transfer shares of Company Stock under Grants shall be subject to all applicable laws and regulations, and to approvals by any governmental or regulatory agency as may be required. With respect to persons subject to section 16 of the Exchange Act, it is the intent of the Company that the Plan and all transactions under the Plan comply with all applicable provisions of Rule 16b-3 or its successors under the Exchange Act. In addition, it is the intent of the Company that Incentive Stock Options comply with the applicable provisions of section 422 of the Code, and that, to the extent applicable, Grants comply with the requirements of section 409A of the Code. To the extent that any legal requirement of section 16 of the Exchange Act or section 422 or 409A of the Code as set forth in the Plan ceases to be required under section 16 of the Exchange Act or section 422 or 409A of the Code, that Plan provision shall cease to apply. The Committee may revoke any Grant if it is contrary to law or modify a Grant to bring it into compliance with any valid and mandatory government regulation. The Committee may also adopt rules regarding the withholding of taxes on payments to Participants. The Committee may, in its sole discretion, agree to limit its authority under this Section.

(ii) The Plan is intended to comply with the requirements of section 409A of the Code, to the extent applicable. Each Grant shall be construed and administered such that the Grant either (A) qualifies for an exemption from the requirements of section 409A of the Code or (B) satisfies the requirements of section 409A of the Code. If a Grant is subject to section 409A of the Code, (I) distributions shall only be made in a manner and upon an event permitted under section 409A of the Code, (II) payments to be made upon a termination of employment or service shall only be made upon a “separation from service” under section 409A of the Code, (III) unless the Grant specifies otherwise, each installment payment shall be treated as a separate payment for purposes of section 409A of the Code, and (IV) in no event shall a Participant, directly or indirectly, designate the calendar year in which a distribution is made except in accordance with section 409A of the Code.

(iii) Any Grant that is subject to section 409A of the Code and that is to be distributed to a Key Employee (as defined below) upon separation from service shall be administered so that any distribution with respect to such Grant shall be postponed for six months following the date of the Participant’s separation from service, if required by section 409A of the Code. If a distribution is delayed pursuant to section 409A of the Code, the distribution shall be paid within 15 days after the end of the six-month period. If the Participant dies during such six-month period, any postponed amounts shall be paid within 90 days of the Participant’s death. The determination of Key Employees, including the number and identity of persons considered Key Employees and the identification date, shall be made by the Committee or its delegate each year in accordance with section 416(i) of the Code and the “specified employee” requirements of section 409A of the Code.

(iv) Notwithstanding anything in the Plan or any Grant agreement to the contrary, each Participant shall be solely responsible for the tax consequences of Grants under the Plan, and in no event shall the Company or any subsidiary or affiliate of the Company have any responsibility or liability if a Grant does not meet any applicable requirements of section 409A of the Code. Although the Company intends to administer the Plan to prevent taxation under section 409A of the Code, the Company does not represent or warrant that the Plan or any Grant complies with any provision of federal, state, local or other tax law.

(g) Grants in Foreign Countries; Establishment of Subplans. The Committee has the authority to award Grants to Participants who are foreign nationals or employed outside the United States on any different terms and conditions than those specified in the Plan that the Committee, in its discretion, believes to be necessary or desirable to accommodate differences in applicable law, tax policy, or custom, while furthering the purposes of the Plan. The Board may from time to time establish one or more sub-plans under the Plan for purposes of satisfying applicable blue sky, securities or tax laws of various jurisdictions. The Board shall establish such sub-plans by adopting supplements to the Plan setting forth (i) such limitations on the Committee’s discretion under the Plan as the Board deems necessary or desirable and (ii) such additional terms and conditions not otherwise inconsistent with the Plan as the Board shall deem necessary or desirable. All supplements adopted by the Board shall be deemed to be part of the Plan, but each supplement shall apply only to Participants within the affected jurisdiction and the Employer shall not be required to provide copies of any supplement to Participants in any jurisdiction that is not affected. Notwithstanding the foregoing, the Committee may not approve any sub-plan inconsistent with the terms or share limits in the Plan or which would otherwise cause the Plan to cease to satisfy any conditions under Rule 16b-3 under the 1934 Act.

(h) Clawback Rights. Subject to the requirements of applicable law, the Committee may provide in any Grant Instrument that, if a Participant breaches any restrictive covenant agreement between the Participant and the Employer (which may be set forth in any Grant Instrument) or otherwise engages in activities that constitute Cause either while employed by, or providing service to, the Employer or within a specified period of time thereafter, all Grants held by the Participant shall terminate, and the Company may rescind any exercise of an Option or SAR and the vesting of any other Grant and delivery of shares upon such exercise or vesting (including pursuant to dividends and Dividend Equivalents), as applicable on such terms as the Committee shall determine, including the right to require that in the event of any such rescission, (i) the Participant shall return to the Company the shares received upon the exercise of any Option or SAR and/or the vesting and payment of any other Grant (including pursuant to dividends and Dividend Equivalents) or, (ii) if the Participant no longer owns the shares, the Participant shall pay to the Company the amount of any gain realized or payment received as a result of any sale or other disposition of the shares (or, in the event the Participant transfers the shares by gift or otherwise without consideration, the Fair Market Value of the shares on the date of the breach of the restrictive covenant agreement (including a Participant’s Grant Instrument containing restrictive covenants) or activity constituting Cause), net of the price originally paid by the Participant for the shares. Payment by the Participant shall be made in such manner and on such terms and conditions as may be required by the Committee. The Employer shall be entitled to set off against the amount of any such payment any amounts otherwise owed to the Participant by the Employer. In addition, all Grants under the Plan shall be subject to any applicable clawback or recoupment policies, share trading policies and other policies that may be implemented by the Board from time to time.

(i) Governing Law; Jurisdiction. The validity, construction, interpretation and effect of the Plan and Grant Instrument issued under the Plan shall be governed and construed by and determined in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflict of laws provisions thereof. Any action arising out of, or relating to, any of the provisions of the Plan and Grants made hereunder shall be brought only in the United States District Court for the District of Massachusetts, or if such court does not have jurisdiction or will not accept jurisdiction, in any court of general jurisdiction in Massachusetts, and the jurisdiction of such court in any such proceeding shall be exclusive.

Appendix B

CERTIFICATE OF AMENDMENT

OF

CERTIFICATE OF INCORPORATION

OF

KOPIN CORPORATION

Pursuant to Section 242 of the

General Corporation Law of the State of Delaware

KOPIN CORPORATION (the “Corporation”), a corporation organized and existing under and by virtue of the General Corporation Law of the State of Delaware,

DOES HEREBY CERTIFY:

FIRST: That at a meeting of the Board of Directors of the Corporation resolutions were duly adopted setting forth a proposed amendment to the Certificate of Incorporation, as amended to date (the “Charter Amendment”) and declaring said Charter Amendment to be advisable and directing the stockholders of the Corporation to consider said Charter Amendment and to indicate their approval and adoption thereof. The resolution setting forth the amendment is as follows:

RESOLVED, That the first sentence of Article Fourth of the Restated Certificate of Incorporation of the Corporation be and it hereby is amended to read as follows:

“FOURTH: The total number of shares of stock which the Corporation shall have authority to issue is two hundred and seventy-five million and three thousand (275,003,000) shares, of which three thousand (3,000) shares, par value of $.01 each, are to be of a class designated Preferred Stock, and two hundred and seventy five million (275,000,000) shares, par value of $.01 each, are to be of a class designated Common Stock.”

SECOND: That thereafter, pursuant to resolution of its Board of Directors, an annual meeting of the stockholders of said corporation was duly called and held, upon notice in accordance with Sections 211 and 222 of the General Corporation Law of the State of Delaware at which meeting the necessary number of shares as required by statute were voted in favor of the amendment.

THIRD: That the aforesaid Charter Amendment was duly adopted in accordance with the applicable provisions of Section 242 of the General Corporation Law of the State of Delaware.

FOURTH: That this Certificate of Amendment to the Certificate of Incorporation shall become effective upon the filing of the Certificate of Amendment with the Delaware Secretary of State, which will occur as soon as reasonably practicable after approval.

IN WITNESS WHEREOF, said Kopin Corporation has caused this Certificate of Amendment to the Certificate of Incorporation to be executed, acknowledged and filed by its Chief Financial Officer this [●] day of June 2025.

KOPIN CORPORATION

By:	/s/ Richard A. Sneider
Name:	Richard A. Sneider
Title:	Chief Financial Officer

Compensation Actually Paid vs. Net Income [Text Block]

Equity Compensation Plan Information

The following table sets forth information as of December 28, 2024 about shares of our common stock issuable upon exercise of outstanding options, warrants and rights and available for issuance under our existing equity compensation plans.

Plan Category	Number of securities to be issued upon exercise of outstanding options, warrants and rights	Weighted-average exercise price of outstanding options, warrants and rights	Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))
	(a)	(b)	(c)
Equity compensation plans approved by security holders(1)	4,833,611	$1.19	4,913,621	(2)
Equity compensation plans not approved by security holders	—	—	—
Total	4,833,611	$1.19	4,913,621

(1)	Consists of shares available under the 2020 Equity Incentive Plan.

(2)	As of December 28, 2024, there were 4,913,621 shares available for grant under the 2020 Equity Incentive Plan.

Director Compensation Commencing in Fiscal Year 2024

In 2023, the Compensation Committee engaged Aon to perform a peer review of our Board of Director compensation. Commencing in 2024 our Board-approved compensation for non-employee directors is as follows:

●	Annual retainer: $40,000

●	Annual stock grant: 64,500 shares of restricted stock which vest on the anniversary of the grant Committee membership fees paid annually:

●	Audit Committee Chairperson: $15,000

●	Non-employee Chairperson of the Board: $30,000

●	Nominating Committee Chairperson: $10,000

●	Compensation Committee Chairperson: $10,000

●	Audit Committee member: $8,000

●	Nominating Committee member: $4,375

●	Compensation Committee member: $5,000

As a result of the adoption of the Board Compensation plan commencing in 2024 the following adjustments were made:

●	The Annual retainer was decreased from $45,000 to $40,000

●	The annual stock grant was increased to 64,500 shares of restricted stock from 10,000 shares Committee membership fees paid annually:

●	Non-employee Chairperson of the Board: $30,000

●	Audit Committee Chairperson compensation was increased $5,000

●	Compensation Committee Chairperson compensation increased $6,250

●	Audit Committee member compensation increased $3,000

●	Nominating Committee member compensation increased $1,875

●	Compensation Committee member compensation decreased $1,250

●	Meeting fees were eliminated

Each non-employee director was also entitled to receive an initial restricted stock award for 64,500 shares of our common stock on the date of his or her initial election to the Board. We also pay expenses for attendance at meetings of the Board and committees thereof.

The following table sets forth certain information regarding the compensation earned by or awards to each non-employee director who served on our Board of Directors in the 2024 fiscal year.

Mr. Murray, who was an employee of Kopin during 2024, was not compensated for his service as director and his compensation is fully reflected in the Summary Compensation Table above.

Director Compensation Table for 2024

Name	Fees Earned or Paid in Cash ($)	Stock Awards ($)(1)	Option Awards ($)(2)	Non-Equity Incentive Compensation ($)(3)	Change in Pension Value and Nonqualified Deferred Compensation Earnings(3)	All Other Compensation ($)(3)	Total ($)
Jill J. Avery(4)	$61,188	$50,310	—	—	—	—	$111,498
Chi Chia Hsieh(5)	$54,000	$50,310	—	—	—	—	$104,310
David Nieuwsma (6)	$55,000	$50,310	—	—	—	—	$105,310
Margaret Seif(7)	$52,188	$50,310	—	—	—	—	$85,828
Paul Walsh, Jr.(8)	$27,333	$54,573	—	—	—	—	$81,907

(1)	Each Board member received his or her annual restricted stock grant of 64,500 shares which vests on the anniversary of the grant if the person is still a member of our Board of Directors on such anniversary with the exception of Mr. Walsh. The amounts in the column were determined by multiplying the number of shares of restricted common stock granted by the closing price of our common stock as listed on the Nasdaq on the day of grant. The 2024 grant occurred on June 6, 2024, and the closing price of our stock was $0.78. Mr. Walsh joined the Board of Directors on September 9, 2024 and he was granted 64,500 shares of restricted stock. Our stock price on September 9, 2024 was $0.85.
(2)	There were no stock options issued in 2024.
(3)	No non-equity incentive compensation, pension, non-qualified deferred compensation or other compensation payments were made as compensation for director services in fiscal year 2024 or are contemplated under our current compensation plan.
(4)	Dr. Avery’s annual cash fees were comprised of the annual retainer of $40,000, $7,188 for serving on the Nominating Committee, and $8,000 for serving on the Audit Committee. In addition, prior to the implementation of the current Board member compensation plan members were paid meeting fees. Ms. Avery was paid $2,000 for attending meetings of the Board and $4,000 for attending meetings of the Audit Committee under the prior Board member compensation plan.
(5)	Dr. Hsieh’s annual cash fees were comprised of the annual retainer of $40,000 and $10.000 for serving as the Compensation Committee Chairperson. In addition, prior to the implementation of the current Board member compensation plan members were paid meeting fees. Dr. Hsieh was paid $2,000 for attending meetings of the Board and $2,000 for attending meetings of the Compensation Committee under the prior Board member compensation plan.
(6)	Mr. Nieuwsma’s annual cash fees were comprised of the annual retainer of $40,000, $8,000 for serving on the Audit Committee and $5.000 for serving as the Compensation Committee. In addition, prior to the implementation of the current Board member compensation plan members were paid meeting fees. Mr. Nieuwsma was paid $2,000 for attending meetings of the Board.
(7)	Ms. Sief’s annual cash fees were comprised of the annual retainer of $40,000, $7,188 for serving as Chairperson of the Nominating Committee and $5.000 for serving on the Compensation Committee.
(8)	Mr. Walsch, Jr.’s annual cash fees were comprised of a prorated annual retainer of $12,333, and $15,000 for serving as the Audit Committee Chairperson.
(9)	Each Director, excluding Michael Murray, has 64,500 of unvested restricted shares.

Audit Committee Report

The Audit Committee of the Board currently consists of Paul Walsch, Jr., Jill J. Avery and David Nieuwsma, each of whom the Board has determined is independent under applicable SEC and Nasdaq Rules. The Board also has determined that Mr. Walsh is an “audit committee financial expert” under applicable SEC rules and regulations.

The purpose of the Audit Committee is to assist the Board in its general oversight of the Company’s financial reporting, internal controls and audit functions. The Audit Committee charter, which is available at the Company’s website at www.kopin.com, under the heading “Investors: Corporate Governance,” describes in greater detail the full responsibilities of the Audit Committee.

Management is responsible for the preparation, presentation and integrity of the Company’s financial statements; accounting and financial reporting principles; establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rule 13a-15(e)); establishing and maintaining internal control over financial reporting (as defined in Exchange Act Rule 13a-15(f)); evaluating the effectiveness of disclosure controls and procedures; evaluating the effectiveness of internal control over financial reporting; and evaluating any change in internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, internal control over financial reporting.

BDO USA, P.C. (“BDO”), the Company’s independent registered public accounting firm, has been engaged to perform an independent audit of the consolidated financial statements and to express an opinion on the conformity of those financial statements with accounting principles generally accepted in the United States of America and also to express an opinion on the effectiveness of the Company’s internal control over financial reporting. The Audit Committee has reviewed and discussed the consolidated financial statements with management and BDO.

During the course of the 2024 fiscal year, management completed the documentation, testing and evaluation of the Company’s system of internal control over financial reporting in response to the requirements set forth in Section 404 of the Sarbanes-Oxley Act of 2002 and related rules and regulations. The Audit Committee was kept apprised of the progress of the evaluation and provided oversight and advice to management during this process. In connection with this oversight, the Audit Committee also received periodic updates provided by management and Stowe & Degon LLC, an independent registered public accounting firm that the Company uses for internal controls review, at regularly scheduled Audit Committee meetings. At the conclusion of the process, management provided the Audit Committee with, and the Audit Committee reviewed, a report on the effectiveness of the Company’s internal control over financial reporting. The Audit Committee also received a report of results from Stowe & Degon LLC. The Audit Committee also reviewed the report of management contained in the Company’s Annual Reports on Form 10-K for the fiscal year ended December 28, 2024, filed with the SEC, as well as BDO’s Reports of Independent Registered Public Accounting Firm included in the Company’s Annual Report on Form 10-K related to its audit of the consolidated financial statements and financial statement schedule, for the fiscal year ended December 28, 2024. In conjunction, the Audit Committee continues to oversee the Company’s efforts related to its internal control over financial reporting and management’s preparations for the evaluation in fiscal year 2025.

The Committee has discussed with BDO the matters that are required to be discussed by applicable standards of the Public Company Accounting Oversight Board (“PCAOB”), including Statement on Auditing Standards No. 61, “Communication with Audit Committees,” as amended, and as adopted by the PCAOB, as well as Rule 2-07 of Regulation S-X of the SEC “Communication with Audit Committees.” BDO has also provided to the Committee its letter required by PCAOB Ethics and Independence Rule 3526, “Communications with Audit Committees Concerning Independence,” and the Committee discussed with RSM the firm’s independence.

Based on its review and the discussion noted above, the Audit Committee recommended to the Board that the Company’s Consolidated Financial Statements for the fiscal year 2024 be included in the Company’s Annual Report on Form 10-K for the 2024 fiscal year for filing with the SEC.

AUDIT COMMITTEE

Paul Walsh, Jr., Chairperson
Jill J. Avery
David Nieuwsma

PROPOSAL 2

APPROVAL OF AN AMENDMENT TO THE COMPANY’S 2020 EQUITY INCENTIVE PLAN

The Equity Incentive Plan Amendment Proposal— The Board has authorized, subject to stockholder approval, an amendment to our 2020 Equity Incentive Plan (the “2020 EIP”) to increase the number of shares available under the 2020 EIP by 5,000,000 shares (the “Plan Amendment”). Currently, the 2020 EIP authorizes the issuance of up to 14,000,000 shares of common stock.

The purpose of the 2020 EIP is to encourage ownership of the Company’s common stock by key employees and to provide additional incentive for such employees to promote the success of the Company’s business. The Board believes that the 2020 EIP:

●	Aligns the long-term interests of key employees and stockholders by creating a direct link between key employee compensation and stockholder return;

●	Enables key employees to develop and maintain a meaningful stock ownership in the Company; and

●	Provides incentives for key employees to contribute to the success of the Company.

The Plan Amendment is being submitted to stockholders for approval. A copy of the 2020 EIP as it is proposed to be amended is attached to this Proxy Statement as Appendix A. The Board believes it is in the best interests of the Company and its stockholders to approve the Plan Amendment to increase the number of shares available under the 2020 EIP by 5,000,000.

A total of 19,000,000 shares of Kopin common stock will be reserved for issuance under the amended 2020 EIP. As of April 30, 2025, the closing price on Nasdaq per share of common stock was $1.28. Our Board approved the Plan Amendment on March 20, 2025, subject to approval by Kopin’s stockholders. The Plan Amendment will be effective upon approval by Kopin’s stockholders.

The following table includes information regarding all of our outstanding equity awards and shares available for future awards under the Plan as of May 1, 2025:

Total number of shares underlying outstanding stock options	591,366
Weighted average exercise price of outstanding stock options	$1.76
Weighted average remaining life of outstanding stock options	2.75
Total shares of common stock outstanding	162,797,922
Total shares underlying outstanding and unvested restricted stock	6,492,501
Shares available for future awards under the 2020 Equity Incentive plan	2,343,521

Reasons for the Amendment to the 2020 EIP

Equity incentive compensation programs play a pivotal role in Kopin’s efforts to attract and retain key personnel essential to Kopin’s long-term growth and financial success. We are asking our stockholders to approve the Plan Amendment to assist Kopin in attracting and retaining qualified personnel. If our stockholders do not approve the Plan Amendment, we will be limited in our ability to continue to issue awards in numbers sufficient to attract and motivate the highly skilled employees we need to recruit and retain, due to low share reserves remaining in our 2020 EIP and the dilution to our share reserve and outstanding equity awards from the increase in our stock outstanding from recent financing activities, and our employees’ motivation and incentives will be negatively affected.

Offering a broad-based equity compensation program is vital to attracting and retaining highly skilled people in the highly competitive technology industry. We use equity awards to increase incentives on the part of employees, non-employee directors and consultants who provide significant services to the Company. We believe that providing an equity stake in the future success of our business encourages our employees to be highly motivated to achieve our long-term business goals and to increase stockholder value. Their innovation and productivity are critical to our success. Accordingly, approving the Plan Amendment is in the best interest of our stockholders because equity awards help us to:

●	attract, motivate and retain talented employees and directors;

●	align employee and stockholder interests; and

●	link employee compensation with Kopin’s performance.

We strongly believe that approval of the Plan Amendment will enable us to achieve our goals in attracting and retaining our most valuable asset: our employees.

Without the appropriate share reserve to grant competitive equity-based incentives, we would be forced to consider cash replacement alternatives to provide a market-competitive total compensation package necessary to attract, retain and motivate the employee talent critical to our future successes. These cash replacement alternatives could, among other things, reduce the cash available for investment in growth and development and cause a loss of motivation by employees to achieve superior performance over a longer period of time. Equity- based incentives, by contrast, directly align a portion of the compensation of our employees with the economic interests of our stockholders.

For that reason, Kopin has structured the 2020 EIP to provide flexibility in designing equity incentive programs with a broad array of equity incentives, such as stock options, stock appreciation rights, stock awards and restricted stock units and implement competitive incentive compensation programs for its employees and non-employee Board members. The 2020 EIP will continue to be the only plan under which new equity awards may be granted to our employees and other service providers. If this Proposal 2 is not approved, then we would be at a disadvantage against our competitors for recruiting, retaining and motivating individuals critical to our success and could be forced to increase cash compensation, thereby reducing resources available to meet our business needs.

As of May 1, 2025, 11,668,479 shares of common stock, net of 4,373,315 of forfeitures, had been issued pursuant to awards under the 2020 EIP. All awards outstanding under the 2020 EIP on the date of the Plan Amendment will continue to be governed solely by the terms of the documents evidencing such awards, and no provision of the Plan Amendment will be deemed to affect or otherwise modify the rights or obligations of the holders of such transferred awards.

In connection with our stock-based compensation programs, we are committed to using equity incentive awards prudently and within reasonable limits. We anticipate that the share reserve under the amended 2020 EIP, will enable us to fund our equity compensation program for approximately two years. While we believe this is a reasonable estimate of how long the share reserve would last, the actual period for which the proposed share reserve will fund our equity compensation program may be shorter or longer than expected, depending on changes in our granting practices, stock price and headcount growth.

Summary Description of the Kopin Corporation 2020 Equity Incentive Plan

The following is a summary of the principal provisions of the 2020 EIP. This summary is qualified in its entirety by reference to the full text of the 2020 EIP.

Types of Awards

The 2020 EIP provides for the issuance of stock options (including non-statutory stock options and incentive stock option), stock appreciation rights (referred to as “SARs”), restricted stock, restricted stock units (“RSUs”), stock bonuses and other stock-based awards to officers, employees, non-employee directors, independent contractors and consultants of Kopin Corporation or its affiliates.

Purpose and Types of Grants

The purpose of the 2020 EIP is to attract and retain employees, non-employee directors and consultants, and advisors. The 2020 EIP provides for the issuance of incentive stock options, non-qualified stock options, stock awards, stock units, stock appreciation rights and other stock-based awards. The 2020 EIP is intended to provide an incentive to participants to contribute to our economic success by aligning the economic interests of participants with those of our stockholders.

Administration

The 2020 EIP is administered by the Compensation Committee of our Board, and the Compensation Committee will determine all of the terms and conditions applicable to grants under the 2020 EIP. Our Compensation Committee determines who receives grants under the 2020 EIP and the number of shares of common stock that will be subject to grants, except that grants to members of our Board must be authorized by a majority of our Board. Our Compensation Committee may delegate authority under the 2020 EIP to one or more subcommittees as it deems appropriate. Subject to compliance with applicable law and stock exchange requirements, the Compensation Committee (or our Board or a subcommittee, as applicable) may delegate all or part of its authority to our Chief Executive Officer, as it deems appropriate, with respect to grants to employees or key advisors who are not executive officers under Section 16 of the Exchange Act. Our Compensation Committee, our Board, any subcommittee or the Chief Executive Officer, as applicable, that has authority with respect to a specific grant will be referred to as “the committee” in this description of the 2020 EIP.

Shares Subject to the Plan

Subject to adjustment, our 2020 EIP currently authorizes the issuance or transfer of up to 14,000,000 shares of our common stock. In addition, shares of common stock underlying any outstanding award granted under the Prior Plan that, following the effective date of the 2020 EIP, expires, or is terminated, surrendered or forfeited for any reason without issuance of such shares shall be available for new grants under the 2020 EIP.

If any options or SARs expire or are canceled, forfeited, exchanged or surrendered without having been exercised, or if any stock awards, stock units or other stock-based awards are forfeited, terminated or otherwise not paid in full, the shares of our common stock subject to such awards will again be available for purposes of the 2020 EIP. If shares of our common stock are surrendered in payment of the exercise price of an option, the number of shares of common stock available for issuance under the 2020 EIP will be reduced only by the net number of shares actually issued by us upon such exercise and not by the gross number of shares as to which such option is exercised. Upon the exercise of any SAR under the 2020 EIP, the number of shares of our common stock available for issuance will be reduced only by the net number of shares actually issued by us upon such exercise.

If shares of our common stock are withheld by us in satisfaction of the withholding taxes incurred in connection with the issuance, vesting or exercise of any grant or the issuance of our common stock under the 2020 EIP, the number of shares of common stock available for issuance will be reduced by the net number of shares issued, vested or exercised under such grant, calculated in each instance after payment of such share withholding. If any awards are paid in cash, and not in shares of our common stock, any shares of our common stock subject to such awards will also be available for future awards. If we repurchase shares of our common stock on the open market with the proceeds from the exercise price we receive from options, the repurchased shares will not be available for issuance under the 2020 EIP.

Individual Limits for Non-Employee Directors

The maximum aggregate grant date value of shares of common stock granted to any non-employee director in any one calendar year, taken together with any cash fees earned by such non-employee director for services rendered during the calendar year, shall not exceed $250,000 in total value.

Adjustments

In connection with stock splits, stock dividends, recapitalizations and certain other events affecting our common stock, the committee will make adjustments as it deems appropriate in: the maximum number of shares of common stock reserved for issuance as grants; the maximum amount of awards that may be granted to any individual non-employee director in any year; the number and kind of shares covered by outstanding grants; the number and kind of shares that may be issued under the 2020 EIP; the price per share or market value of any outstanding grants; the exercise price of options; the base amount of stock appreciation rights; and the performance goals or other terms and conditions as the committee deems appropriate.

Eligibility and Vesting

All of our employees are eligible to receive grants under the 2020 EIP. In addition, our non-employee directors and key advisors who perform services for us may receive grants under the 2020 EIP. The committee determines the vesting and exercisability terms of awards granted under the 2020 EIP.

Options

Under our 2020 EIP, the committee determines the exercise price of the options granted and may grant options to purchase shares of our common stock in such amounts as it determines. The committee may grant options that are intended to qualify as incentive stock options under Section 422 of the Code, or non-qualified stock options, which are not intended to so qualify. Incentive stock options may only be granted to our employees. Anyone eligible to participate in the 2020 EIP may receive a grant of non-qualified stock options. The exercise price of a stock option granted under the 2020 EIP cannot be less than the fair market value of a share of our common stock on the date the option is granted. If an incentive stock option is granted to a 10% stockholder of the total combined voting power of all classes of our stock, the exercise price cannot be less than 110% of the fair market value of a share of our common stock on the date the option is granted. The aggregate number of shares of common stock that may be issued or transferred under the 2020 EIP pursuant to incentive stock options under Section 422 of the Code may not exceed 10% of the number of shares of common stock outstanding on the effective date of the 2020 EIP.

The exercise price for any option is generally payable in cash. In certain circumstances as permitted by the committee, the exercise price may be paid: by the surrender of shares of our common stock with an aggregate fair market value, on the date the option is exercised, equal to the exercise price; by payment through a broker in accordance with procedures established by the Federal Reserve Board; by withholding shares of common stock subject to the exercisable option that have a fair market value on the date of exercise equal to the aggregate exercise price; or by such other method as the committee approves.

The term of an option cannot exceed ten years from the date of grant, except that if an incentive stock option is granted to a 10% stockholder of the total combined voting power of all class of our stock, the term cannot exceed five years from the date of grant. In the event that on the last day of the term of a non-qualified stock option, the exercise is prohibited by applicable law, including a prohibition on purchases or sales of our common stock under our insider trading policy, the term of the non-qualified option will be extended for a period of 30 days following the end of the legal prohibition, unless the committee determines otherwise.

Except as provided in the grant instrument, an option may only be exercised while a participant is employed by or providing service to us. The committee will determine in the grant instrument under what circumstances and during what time periods a participant may exercise an option after termination of employment.

Stock Awards

Under the 2020 EIP, the committee may grant stock awards. A stock award is an award of our common stock that may be subject to restrictions as the committee determines. The restrictions, if any, may lapse over a specified period of employment or based on the satisfaction of pre-established criteria, in installments or otherwise, as the committee may determine, including, but not limited to, restrictions based on the achievement of performance goals. Except to the extent restricted under the grant instrument relating to the stock award, a participant will have all of the rights of a stockholder as to those shares, including the right to vote and the right to receive dividends or distributions on the shares. Dividends with respect to stock awards that vest based on performance shall vest if and to the extent that the underlying stock award vests, as determined by the committee. All unvested stock awards are forfeited if the participant’s employment or service is terminated for any reason, unless the committee determines otherwise.

Stock Units

Under the 2020 EIP, the committee may grant stock units to anyone eligible to participate in the 2020 EIP. Stock units represent hypothetical shares of our common stock. Stock units become payable on terms and conditions determined by the committee, including specified performance goals, and will be payable in cash, shares of common stock, or a combination thereof, as determined by the committee. All unvested stock units are forfeited if the participant’s employment or service is terminated for any reason, unless the committee determines otherwise.

Stock Appreciation Rights

Under the 2020 EIP, the committee may grant SARs, which may be granted separately or in tandem with any option. SARs granted in tandem with a non-qualified stock option may be granted either at the time the non- qualified stock option is granted or any time thereafter while the option remains outstanding. SARs granted in tandem with an incentive stock option may be granted only at the time the grant of the incentive stock option is made. The committee will establish the base amount of the SAR at the time the SAR is granted, which will be equal to or greater than the fair market value of a share of our common stock as of the date of grant.

If a SAR is granted in tandem with an option, the number of SARs that are exercisable during a specified period will not exceed the number of shares of our common stock that the participant may purchase upon exercising the related option during such period. Upon exercising the related option, the related SARs will terminate, and upon the exercise of a SAR, the related option will terminate to the extent of an equal number of shares of our common stock. Generally, SARs may only be exercised while the participant is employed by, or providing services to, us. When a participant exercises a SAR, the participant will receive the excess of the fair market value of the underlying common stock over the base amount of the SAR. The appreciation of a SAR will be paid in shares of our common stock, cash or both.

The term of a SAR cannot exceed ten years from the date of grant. In the event that on the last day of the term of a SAR, the exercise is prohibited by applicable law, including a prohibition on purchases or sales of our common stock under our insider trading policy, the term of the SAR will be extended for a period of 30 days following the end of the legal prohibition, unless the committee determines otherwise.

Other Stock-Based Awards

Under the 2020 EIP, the committee may grant other types of awards that are based on, or measured by, our common stock, and granted to anyone eligible to participate in the 2020 EIP. The committee will determine the terms and conditions of such awards. Other stock-based awards may be payable in cash, shares of our common stock or a combination of the two, as determined by the committee.

Dividend Equivalents

Under the 2020 EIP, the committee may grant dividend equivalents in connection with grants of stock units or other stock-based awards made under the 2020 EIP. Dividend equivalents entitle the participant to receive amounts equal to ordinary dividends that are paid on the shares underlying a grant while the grant is outstanding. The committee will determine whether dividend equivalents will be paid currently or accrued as contingent cash obligations. Dividend equivalents may be paid in cash or shares of our common stock. The committee will determine the terms and conditions of the dividend equivalent grants, including whether the grants are payable upon the achievement of specific performance goals. Dividend equivalents with respect to stock units or other stock-based awards that vest based on performance shall vest and be paid only if and to the extent that the underlying stock units or other stock-based awards vest and are paid as determined by the committee.

Prohibition on Repricing

Under the terms of the 2020 EIP, the committee may not (i) amend the terms of any outstanding stock options or SARs to reduce the exercise price or base price, as applicable, (ii) cancel outstanding stock options or SARs in exchange for stock options or SARs with an exercise price or base price, as applicable, that is less than the exercise price or base price of the original stock options or SARs or (iii) cancel outstanding stock options or SARs with an exercise price or base price, as applicable, above the current stock price in exchange for cash or other securities, except in connection with a corporate transaction involving the Company, without in each such instance obtaining the approval of our stockholders.

Change of Control

If we experience a change of control where we are not the surviving corporation (or survive only as a subsidiary of another corporation), unless the committee determines otherwise, all outstanding grants that are not exercised or paid at the time of the change of control will be assumed by, or replaced with grants (with respect to cash, securities or a combination thereof) that have comparable terms by, the surviving corporation (or a parent or subsidiary of the surviving corporation).

Unless otherwise set forth in a grant instrument, if a participant is terminated without cause upon or within 12 months of a change of control, all outstanding time-based awards shall become fully vested.

If there is a change of control and all outstanding grants are not assumed by, or replaced with grants that have comparable terms by the surviving corporation, the committee may (but is not obligated to) make adjustments to the terms and conditions of outstanding grants, including, without limitation, taking any of the following actions (or combination thereof) without the consent of any participant:

●	determine that outstanding options and SARs will accelerate and become fully exercisable and the restrictions and conditions on outstanding stock awards, stock units and dividend equivalents immediately lapse;

●	pay participants, in an amount and form determined by the committee, in settlement of outstanding stock units or dividend equivalents;

●	require that participants surrender their outstanding stock options and SARs in exchange for a payment by us, in cash or shares of our common stock, equal to the difference between the exercise price and the fair market value of the underlying shares of our common stock; provided, however, if the per share

●	fair market value of our common stock does not exceed the per share stock option exercise price or stock appreciation right base amount, as applicable, we will not be required to make any payment to the participant upon surrender of the stock option or stock appreciation right; or

●	after giving participants an opportunity to exercise all of their outstanding stock options and SARs, terminate any unexercised stock options and SARs on the date determined by the committee.

In general terms, a change of control under the 2020 EIP occurs if:

●	a person, entity or affiliated group, with certain exceptions, acquires more than 50% of our then- outstanding voting securities;

●	we merge into another entity unless the holders of our voting shares immediately prior to the merger have at least 50% of the combined voting power of the securities in the merged entity or its parent;

●	we merge into another entity and the members of our Board prior to the merger would not constitute a majority of the board of the merged entity or its parent;

●	we sell or dispose of all or substantially all of our assets;

●	we consummate a complete liquidation or dissolution; or

●	a majority of the members of our Board is replaced during any 12-month period by directors whose appointment or election is not endorsed by a majority of the incumbent directors.

Deferrals

The committee may permit or require participants to defer receipt of the payment of cash or the delivery of shares of common stock that would otherwise be due to the participant in connection with a grant under the 2020 EIP. The committee will establish the rules and procedures applicable to any such deferrals, consistent with the requirements of Section 409A of the Code.

Withholding

All grants under the 2020 EIP are subject to applicable U.S. federal (including FICA), state and local, foreign or other tax withholding requirements. We may require participants or other persons receiving grants or exercising grants to pay an amount sufficient to satisfy such tax withholding requirements with respect to such grants, or we may deduct from other wages and compensation paid by us the amount of any withholding taxes due with respect to such grant.

The committee may permit or require that our tax withholding obligation with respect to grants paid in our common stock be paid by having shares withheld up to an amount that does not exceed the participant’s minimum applicable withholding tax rate for United States federal (including FICA), state and local tax liabilities, or as otherwise determined by the committee. In addition, the committee may, in its discretion, and subject to such rules as the committee may adopt, allow participants to elect to have such share withholding applied to all or a portion of the tax withholding obligation arising in connection with any particular grant.

Transferability

Except as permitted by the committee with respect to non-qualified stock options, only a participant may exercise rights under a grant during the participant’s lifetime. Upon death, the personal representative or other person entitled to succeed to the rights of the participant may exercise such rights. A participant cannot transfer those rights except by will or by the laws of descent and distribution or, with respect to grants other than incentive stock options, pursuant to a domestic relations order. The committee may provide in a grant instrument that a participant may transfer non-qualified stock options and stock award to family members, or one or more trusts or other entities for the benefit of or owned by family members, consistent with applicable securities laws.

Amendment; Termination

Our Board may amend or terminate our 2020 EIP at any time, except that our stockholders must approve an amendment if such approval is required in order to comply with the Code, applicable laws or applicable stock exchange requirements. Unless terminated sooner by our Board or extended with stockholder approval, the 2020 EIP will terminate on the day immediately preceding the tenth anniversary of the effective date of the 2020 EIP.

Stockholder Approval

Except in connection with certain corporate transactions, including stock dividends, stock splits, a recapitalization, a change in control, a reorganization, a merger and a spin-off, stockholder approval is required (i) to reduce the exercise price or base price of outstanding stock options or SARs, (ii) to cancel outstanding stock options or SARs in exchange for the same type of grant with a lower exercise price or base price, and (iii) to cancel outstanding stock options or SARs that have an exercise price or base price above the current price of a share of our common stock, in exchange for cash or other securities, each as applicable.

Establishment of Sub-Plans

Our Board may, from time to time, establish one or more sub-plans under the 2020 EIP to satisfy applicable blue sky, securities or tax laws of various jurisdictions. Our Board may establish such sub-plans by adopting supplements to the 2020 EIP setting forth limitations on the committee’s discretion and such additional terms and conditions not otherwise inconsistent with the 2020 EIP as our Board deems necessary or desirable. All such supplements will be deemed part of the 2020 EIP, but each supplement will only apply to participants within the affected jurisdiction, and we will not be required to provide copies of any supplement to such unaffected participants.

Clawback

Subject to applicable law, the committee may provide in any grant instrument that if a participant breaches any restrictive covenant agreement between the participant and us, or otherwise engages in activities that constitute cause (as defined in the 2020 EIP) either while employed by, or providing services to, us or within a specified period of time thereafter, all grants held by the participant will terminate, and we may rescind any exercise of an option or stock appreciation right and the vesting of any other grant and delivery of shares upon such exercise or vesting, as applicable on such terms as the committee will determine, including the right to require that in the event of any rescission:

●	the participant must return the shares received upon the exercise of any option or stock appreciation right or the vesting and payment of any other grants; or

●	if the participant no longer owns the shares, the participant must pay to us the amount of any gain realized or payment received as a result of any sale or other disposition of the shares (if the participant transferred the shares by gift or without consideration, then the fair market value of the shares on the date of the breach of the restrictive covenant agreement or activity constituting cause), net of the price originally paid by the participant for the shares.

The committee may also provide for clawbacks pursuant to a clawback policy, which our Board may in the future adopt and amend from time to time. Payment by the participant will be made in such manner and on such terms and conditions as may be required by the committee. We will be entitled to set off against the amount of any such payment any amounts that we otherwise owe to the participant.

Certain United States Federal Income Tax Aspects

The following is a summary of certain U.S. federal income tax consequences of awards under the 2020 EIP. It does not purport to be a complete description of all applicable rules, and those rules (including those summarized here) are subject to change.

Options

An optionee generally will not recognize taxable income upon the grant of a non-statutory option. Rather, at the time of exercise of the option, the optionee will recognize ordinary income for income tax purposes in an amount equal to the excess, if any, of the fair market value of the shares purchased over the exercise price. We generally will be entitled to a tax deduction at such time and in the same amount, if any, that the optionee recognizes as ordinary income. The optionee’s tax basis in any shares received upon exercise of an option will be the fair market value of the shares on the date of exercise, and if the shares are later sold or exchanged, then the difference between the amount received upon such sale or exchange and the fair market value of such shares on the date of exercise will generally be taxable as long-term or short-term capital gain or loss (if the shares are a capital asset of the optionee) depending upon the length of time such shares were held by the optionee.

Incentive stock options are eligible for favorable U.S. federal income tax treatment if certain requirements are satisfied. An incentive stock option must have an option price that is not less than the fair market value of the stock at the time the option is granted and must be exercisable within ten years from the date of grant. An employee granted an incentive stock option generally does not realize compensation income for U.S. federal income tax purposes upon the grant of the option. At the time of exercise of an incentive stock option, no compensation income is realized by the optionee other than tax preference income for purposes of the federal alternative minimum tax on individual income. If the shares acquired on exercise of an incentive stock option are held for at least two years after grant of the option and one year after exercise, the excess of the amount realized on the sale over the exercise price will be taxed as capital gain. If the shares acquired on exercise of an incentive stock option are disposed of within less than two years after grant or one year of exercise, the optionee will realize taxable compensation income equal to the lesser of (i) the excess of the fair market value of the shares on the date of exercise over the option price or (ii) the excess of the amount realized on the sale over the option price. Any additional amount realized will be taxed as capital gain.

Stock Awards

A participant generally will not be taxed upon the grant of stock awards subject to restrictions, but rather will recognize ordinary income in an amount equal to the fair market value of the shares at the time the shares are no longer subject to a “substantial risk of forfeiture” (within the meaning of the Code). We generally will be entitled to a deduction at the time when, and in the amount that, the participant recognizes ordinary income on account of the lapse of the restrictions. A participant’s tax basis in the shares will equal their fair market value at the time the restrictions lapse, and the participant’s holding period for capital gains purposes will begin at that time. Any cash dividends paid on the restricted stock before the restrictions lapse will be taxable to the participant as additional compensation (and not as dividend income). Under Section 83(b) of the Code, a participant may elect to recognize ordinary income at the time the shares of stock are awarded in an amount equal to their fair market value at that time, notwithstanding the fact that such shares of stock are subject to restrictions and a substantial risk of forfeiture. If such an election is made, no additional taxable income will be recognized by such participant at the time the restrictions lapse, the participant will have a tax basis in the shares equal to their fair market value on the date of their award, and the participant’s holding period for capital gains purposes will begin at that time. We generally will be entitled to a tax deduction at the time when, and to the extent that, ordinary income is recognized by such participant.

Stock Units

In general, the grant of stock units will not result in income for the participant or in a tax deduction for us. Upon the settlement of such an award in cash or shares, the participant will recognize ordinary income equal to the aggregate value of the payment received, and we generally will be entitled to a tax deduction at the same time and in the same amount.

Stock Appreciation Rights

A participant who is granted a SAR generally will not recognize ordinary income upon receipt of the SAR. Rather, at the time of exercise of such SAR, the participant will recognize ordinary income for U.S. federal income tax purposes in an amount equal to the value of any cash received and the fair market value on the date of exercise of any shares received. We generally will be entitled to a tax deduction at such time and in the same amount, if any, that the participant recognizes as ordinary income. The participant’s tax basis in any shares received upon exercise of a SAR will be the fair market value of the shares on the date of exercise, and if the shares are later sold or exchanged, then the difference between the amount received upon such sale or exchange and the fair market value of such shares on the date of exercise will generally be taxable as long-term or short- term capital gain or loss (if the shares are a capital asset of the participant) depending upon the length of time such shares were held by the participant.

Other Awards

With respect to other stock-based awards granted under the 2020 EIP, generally when the participant receives payment with respect to an award, the amount of cash and/or the fair market value of any shares or other property received will be ordinary income to the participant, and we generally will be entitled to a tax deduction at the same time and in the same amount.

Impact of Section 409A

Section 409A of the Code applies to deferred compensation, which is generally defined as compensation earned currently, the payment of which is deferred to a later taxable year. Awards under the 2020 EIP are intended to be exempt from the requirements of Section 409A or to satisfy its requirements. An award that is subject to Section 409A and fails to satisfy its requirements will subject the holder of the award to immediate taxation, interest and an additional 20% tax on the vested amount underlying the award.

Section 162(m) of the Code

Prior to 2018, Section 162(m) of the Code imposed a $1 million limit on the amount a public company may deduct for compensation paid to a company’s chief executive officer or any of the company’s three other most highly compensated executive officers (other than the chief financial officer) who are employed as of the end of the year. This limitation did not apply to compensation that meets the tax code requirements for “qualifying performance-based” compensation (i.e., compensation paid only if the individual’s performance meets pre- established objective goals based on performance criteria approved by stockholders, including stock options).

The performance-based compensation exemption and the exemption of the chief financial officer from Section 162(m)’s deduction limit have been repealed, among other changes, effective for taxable years beginning after December 31, 2017, such that awards paid to our covered executive officers (including our chief executive officer) in excess of $1 million will not be deductible in future years, unless it qualifies for transition relief applicable to certain arrangements that were in effect as of November 2, 2017 and are not materially modified thereafter.

As in prior years, while deductibility of executive compensation for federal income tax purposes is among the factors the committee considers when structuring our executive compensation arrangements, it is not the sole or primary factor considered. We retain the flexibility to authorize compensation that may not be deductible if we believe it is in the best interests of the company.

Existing Plan Benefits

Future benefits under the 2020 EIP generally are granted at the discretion of the committee and are therefore not currently determinable.

Because future grants of awards under the 2020 EIP are subject to the discretion of the Board or Compensation Committee, the amount and terms of future awards to particular participants or groups of participants are not determinable at this time. No awards have been previously granted that are contingent on the approval of this amendment to the 2020 EIP.

Vote Required for Approval

The proposal to amend the 2020 EIP will be approved upon the affirmative vote of a majority of the outstanding shares of common stock present through virtual attendance or by proxy at the Meeting and entitled to vote on the proposal. Stockholders may vote “FOR” or “AGAINST,” or “ABSTAIN” from voting. Abstentions will have the effect of a vote “AGAINST” this proposal. Broker non-votes, if any, will be disregarded and will have no effect on the outcome of the vote for this Proposal 2.

Board Recommendation

The Board recommends that the stockholders vote “FOR” the approval of the amendment to the Kopin Corporation 2020 Equity Incentive Plan to increase the number of shares available by 5,000,000.

The existence of financial and personal interests of one or more of Kopin Corporation directors may result in a conflict of interest on the part of such director(s) between what he, she or they may believe is in the best interests of Kopin Corporation and its stockholders and what he, she or they may believe is best for himself, herself or themselves in determining to recommend that stockholders vote for the proposals.

PROPOSAL 3

APPROVAL OF THE AMENDMENT TO THE COMPANY’S AMENDED AND RESTATED

CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED COMMON

SHARES FROM 200,000,000 TO 275,000,000

Our Board has approved the amendment to our Certificate of Incorporation, subject to stockholder approval, to increase the number of authorized shares of common stock from 200,000,000 shares to 275,000,000 shares (the “Share Increase Amendment”) and recommends unanimously that our stockholders approve the Share Increase Amendment. The proposed amendment is reflected in the proposed amendment to the Certificate of Incorporation attached to this proxy statement as Appendix B. As of May 1, 2025, there were 162,797,922 shares of common stock issued and outstanding and the Company had warrants and options outstanding to acquire 10,591,366 shares of its common stock, leaving a total of 26,610,712 authorized shares of common stock available for future issuance.

The additional 75,000,000 shares of common stock will be part of the existing class of common stock, and, if and when issued, would have the same rights and privileges as the shares of common stock presently issued and outstanding.

The Company’s Certificate of Incorporation was amended on June 11, 2024 to increase the number of authorized shares of common stock to 200,000,000.

The Board believes that it is desirable and in the best interests of the Company and its shareholders to have a sufficient number of additional shares of common stock available for issuance from time to time, as the occasion may arise, for future financing and acquisition transactions, to permit stock dividends or stock splits at some future date, and for other proper corporate purposes. Therefore, the Board has approved, and unanimously recommends that the stockholders of the Company approve the Share Increase Amendment. The proposed form of the Articles of Amendment to the Company’s Certificate of Incorporation amending Article “FOURTH” of such Certificate of Incorporation is set forth in Appendix A to this proxy statement. The Articles of Amendment will have no effect on the number of authorized shares of preferred stock.

Certain Risks Associated with the Share Increase Amendment

The market price of our common stock will also be based on our performance and other factors, some of which are unrelated to the number of shares outstanding. These factors include the status of the market for our common stock, our reported results of operations in future periods, and general economic, market and industry conditions.

Principal Effects on Outstanding Common Stock

Holders of common stock are entitled to one vote per share on all matters submitted to a vote of stockholders. Upon a liquidation, dissolution or windup of the Company, holders of common stock would be entitled to share ratably in any assets for distribution to stockholders after payment of all of the Company’s obligations, subject to the rights to receive preferential distributions of the holders of any preferred stock then outstanding.

The additional shares of common stock would have rights identical to our common stock currently outstanding. Approval of the Share Increase Amendment and any issuance of common stock would not affect the rights of the holders of our common stock currently outstanding, except to the extent that future issuances of common stock would reduce each existing stockholder’s proportionate ownership. If the proposed Share Increase Amendment is approved and the Board decides to issue such shares of common stock, such issuance of common stock would increase the outstanding number of shares of common stock, thereby causing dilution in earnings per share and voting interests of the outstanding common stock. As of May 1, 2025, 162,797,922 shares of our common stock were issued and outstanding and we had warrants and options outstanding to acquire 10,591,366 shares of our common stock. We had no other shares of our common stock subject to outstanding stock options or other convertible securities, thereby leaving 26,610,712 shares of common stock unassigned and authorized for potential issuance of the current 200,000,000 shares of common stock authorized. If the Share Increase Amendment is approved, there will be 101,610,712 shares of common stock unassigned and authorized for potential issuance. If approved, the Share Increase Amendment will not change the number of shares of preferred stock authorized for issuance.

Additionally, the issuance of additional shares of common stock could have the effect of making it more difficult for a third party to acquire, or discouraging a third party from attempting to acquire, control of the Company. While the issuance of additional shares of common stock may be deemed to have potential anti-takeover effects, including by delaying or preventing a change in control of the Company through subsequent issuances of these shares and the other reasons set forth above, which among other things, could include issuances in one or more transactions that would make a change in control of the Company more difficult, and therefore, less likely, this proposal to increase the authorized common stock is not prompted by any specific effort of which we are aware to accumulate shares of our common stock or obtain control of the Company. A takeover may be beneficial to independent stockholders because, among other reasons, a potential suitor may offer such stockholders a premium for their shares of common stock as compared to the then-existing market price. Although the issuance of additional shares of common stock could, under certain circumstances, have an anti-takeover effect, this proposal to adopt the Share Increase Amendment is not in response to any attempt to accumulate common stock or obtain control of the Company that we are aware of, nor is it part of a plan by management to recommend a series of similar amendments to the Board or stockholders.

Interests of Certain Persons in the Proposal

Our directors and executive officers have no substantial interests, directly or indirectly, in the matters set forth in this Proposal 3, except to the extent of their ownership in shares of our common stock and securities convertible or exercisable for common stock.

Vote Required for Approval

The approval of the Shares Increase Amendment requires the affirmative vote of a majority of the Company’s outstanding stock entitled to vote thereon.

Board Recommendation

The Board recommends that the stockholders vote “FOR” the proposal to approve an amendment to the Company’s Certificate of Incorporation to increase the number of authorized shares of common stock to 275,000,000.

PROPOSAL 4

RATIFICATION OF APPOINTMENT OF ACCOUNTANTS

On December 2, 2024, the Audit Committee appointed BDO USA, P.C. (“BDO”) as our independent registered public accounting firm for the fiscal year ending December 27, 2025. The Audit Committee is seeking ratification of this selection by our stockholders at the Annual Meeting.

RSM US LLP (RSM), served as the Company’s independent registered public accounting firm of the Company from November 22, 2019 until December 2, 2024. On December 2, 2024, the Board approved the engagement of BDO as our independent registered public accounting firm, effective upon the execution of a satisfactory engagement letter with BDO and dismissed our prior independent registered public accounting firm, RSM, effective immediately prior to the engagement of BDO. RSM’s audit reports on our consolidated financial statements for the fiscal years ended December 30, 2023 and December 31, 2022 did not contain any adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

A representative of BDO is expected to be present at the Meeting and will be afforded an opportunity to make a statement, if such representative desires to do so, and will be available to respond to appropriate questions. Furthermore, a representative of RSM is expected to be present at the Meeting and will be afforded an opportunity to make a statement, if such representative desires to do so, and will be available to respond to appropriate questions.

RSM’s audit reports on our consolidated financial statements for the fiscal years ended December 30, 2023 and December 31, 2022 did not contain any adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended December 30, 2023 and December 31, 2022, and the subsequent interim period through the date of our engagement of BDO on December 2, 2024, neither the Company, nor anyone acting on our behalf, consulted with BDO regarding any of the matters described in Items 304(a)(2)(i) and (ii) of Regulation S-K.

During the two most recent fiscal years ended December 30, 2023 and December 31, 2022, and the subsequent interim period through their dismissal on December 2, 2024: (i) there were no disagreements within the meaning of Item 304(a)(1)(iv) of Regulation S-K between us and RSM on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to RSM’s satisfaction, would have caused RSM to make reference to the subject matter of the disagreements in connection with its reports on our consolidated financial statements for such years, and (ii) no reportable events within the meaning of Item 304(a)(1)(v) of Regulation S-K.

Vote Required for Approval

The affirmative vote of the holders of a majority of the shares of our common stock represented in person or by proxy at the Meeting and entitled to vote is required to ratify the appointment of BDO as our independent registered public accounting firm for the current fiscal year ending December 27, 2025. Although stockholder ratification is not required by our bylaws or otherwise, the Board believes it is advisable to provide stockholders an opportunity to ratify this selection and is submitting the selection of BDO as our independent registered public accounting firm to our stockholders for ratification as a matter of good corporate practice. In the event the appointment of BDO should not be approved by the stockholders, the Board will consider making another appointment to be effective at the earliest possible time but has no obligation to do so. Any broker non-votes and abstentions from voting received will have no effect on the outcome of this Proposal 4.

Board Recommendation

The Board recommends that the stockholders vote “FOR” the proposal to ratify the appointment of BDO USA, P.C. as our independent registered public accounting firm for the fiscal year ending December 27, 2025.

Proxies solicited by the Board will be voted “FOR” this Proposal 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES

As discussed above, BDO has served as the Company’s independent registered public accounting firm since December 2, 2024. Previously, RSM served as the Company’s independent registered public accounting firm from November 22, 2019 to December 2, 2024.

Audit Fees

The aggregate fees for the fiscal years ended December 28, 2024 and December 30, 2023 billed by the Company’s independent registered public accounting firm, BDO USA, P.C. for fiscal year 2024 and RSM US LLP for fiscal year 2023 were as follows:

Fee Category	2024	% of Total	2023	% of Total
Audit Fees	$1,038,950	100%	$620,124	99.9%
Audit-Related Fees	10,500	—	152,250	—
Tax Fees	-	-	8,453	0.9
All Other Fees	—	—	—	—
Total Fees	$1,049,450	100%	$780,827	100%

Audit Fees—consists of fees for the audit of our financial statements and attestation services relating to the report on our internal controls in accordance with Section 404 of the Sarbanes-Oxley Act of 2002, review of the interim condensed consolidated financial statements included in quarterly reports, assistance with review of documents filed with the SEC, and services that are normally provided by the Company’s independent registered public accounting firm in connection with statutory and regulatory filings or engagements, and attestation services, except those not required by statute or regulation.

Audit-Related Fees—consists of fees for assurance and related services that are reasonably related to the performance of the audit or review of our consolidated financial statements and are not reported under “Audit Fees.”

Tax Fees—consists of fees for tax compliance and planning services. Tax compliance includes fees for professional services related to international tax compliance and preparation. Tax planning consists primarily of fees related to a transfer pricing study and preparation of our subsidiary tax returns.

All Other Fees—consists of fees for all other permissible services other than those reported above.

Policy on Audit Committee Pre-Approval of Audit and Permissible Non-Audit Services of Independent Registered Public Accounting Firm

The Audit Committee pre-approves all audit and non-audit services provided by the Company’s independent registered public accounting firm prior to the engagement with respect to such services. The Chairman of the Audit Committee has been delegated the authority by the Audit Committee to pre-approve the engagement of the independent accountants when the entire committee is unable to do so. The Audit Committee approved 100% of the services listed under the preceding captions “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees.”

PROPOSAL 5

ADVISORY NON-BINDING VOTE ON COMPENSATION OF NAMED EXECUTIVE OFFICERS

In accordance with Section 951 of the Dodd-Frank Wall Street Reform and Consumer Protection Act, as well as the provisions of Section 14A of the Exchange Act, we are providing our stockholders the opportunity to vote on a non-binding, advisory resolution to approve the compensation of our named executive officers, which is described in the section titled “Compensation Discussion and Analysis” in this Proxy Statement. Accordingly, the following resolution will be submitted for a stockholder vote at the 2025 Annual Meeting:

“RESOLVED, that the stockholders of Kopin Corporation (the “Company”) approve, on an advisory basis, the overall compensation of the Company’s named executive officers, as described in the Compensation Discussion and Analysis section set forth in the Proxy Statement for this Annual Meeting.”

As described in the section titled “Compensation Discussion and Analysis,” our executive compensation program is designed to provide a competitive level of compensation necessary to attract, motivate and retain talented and experienced executives and to motivate them to achieve short-term and long-term corporate goals that enhance stockholder value. In order to align executive pay with our financial performance and the creation of sustainable stockholder value, a significant portion of compensation paid to our named executive officers is allocated to performance-based, short- and long-term incentive programs to make executive pay dependent on our performance (or “at-risk”). In addition, as an executive officer’s responsibility and ability to affect our financial results increases, the portion of his or her total compensation deemed “at-risk” increases. Stockholders are urged to read the “Compensation Discussion and Analysis” section of this Proxy Statement, which more thoroughly discusses how our compensation policies and procedures implement our compensation philosophy. The Compensation Committee and the Board believe that these policies and procedures are effective in implementing our compensation philosophy and in achieving its goals.

We provide our stockholders the opportunity every year to vote on a non-binding, advisory basis to approve the compensation of our named executive officers. The Company expects that the next advisory vote on executive compensation will be at the 2026 Annual Meeting of Stockholders.

This vote is merely advisory and will not be binding upon the Company or the Board. However, the Board values constructive dialogue on executive compensation and other important governance topics with our stockholders and encourages all stockholders to vote their shares on this matter.

Vote Required for Approval

Proposal 5 will be approved upon the affirmative vote of a majority of shares present in person or represented by proxy at the Meeting and entitled to vote on each such proposal. Abstentions will be counted for Proposal 5 and will have the same effect as a vote against the proposal. Broker non-votes, if any, will be disregarded and will have no effect on the outcome of the vote of this Proposal 5.

Board Recommendation

The Board recommends that the stockholders vote to approve, on an advisory basis, the overall compensation of the Company’s named executive officers by voting “FOR” this resolution.

COST AND METHOD OF SOLICITATION

We will pay the cost of soliciting proxies. Proxies may be solicited on behalf of the Company by directors, officers or employees of the Company in person or by telephone, facsimile or other electronic means. As required by the SEC, we also will reimburse brokerage firms and other custodians, nominees and fiduciaries for their expenses incurred in sending proxies and proxy materials to beneficial owners of our common stock.

GENERAL

We are not aware of any other matter other than the foregoing to be brought before the Meeting. However, the enclosed proxy gives discretionary authority to the named proxies in the event any additional matters should be presented.

We will provide free of charge to any stockholder from whom a proxy is solicited pursuant to this proxy statement, upon written request from such stockholder, our Annual Reports on Form 10-K for the fiscal years 2024 and 2023 as filed with the SEC. Our 2024 Annual Report on Form 10-K is enclosed. Only one copy of the Annual Report and this proxy statement and notice of annual meeting is being delivered to multiple stockholders sharing one address, unless we have received contrary instructions. Upon written or oral request, we will deliver promptly a separate copy to a stockholder at a shared address to which a copy was delivered. If you received more than one copy of the proxy statement and wish to reduce the number of reports you receive, we will discontinue the mailing of reports on the accounts you select. Requests for the foregoing should be directed to Kopin Corporation, 125 North Drive, Westborough MA 01581, Attention: Chief Financial Officer, 508-870-5959.

MISCELLANEOUS

Your vote is important. Whether or not you plan to attend the Annual Meeting, we hope you will vote in advance so that your vote will be counted if you later decide not to attend the Annual Meeting.

You may obtain a copy of our Annual Report on Form 10-K (without exhibits) filed with the SEC for the year ended December 28, 2024, without charge upon written request to: Kopin Corporation, 125 North Drive, Westborough MA 01581, Attention: Chief Financial Officer, 508-870-5959.

As of the date of this proxy statement, we know of no matter not specifically referred to above as to which any action is expected to be taken at the Annual Meeting. The persons named as proxies will vote the proxies, insofar as they are not otherwise instructed, regarding such other matters and the transaction of such other business as may be properly brought before the Annual Meeting, as they determine to be in the best interest of the Company and our stockholders.

Michael Murray Chairman

Appendix A

KOPIN CORPORATION

2020 EQUITY INCENTIVE PLAN

Effective as of the Effective Date (as defined below), the Kopin Corporation 2020 Incentive Equity Plan (as in effect from time to time, the “Plan”) is hereby established.

The purpose of the Plan is to provide employees of Kopin Corporation, a Delaware corporation (together with its successors, the “Company”), and its subsidiaries, certain consultants and advisors who perform services for the Company or its subsidiaries, and non-employee members of the Board of Directors of the Company, with the opportunity to receive grants of incentive stock options, nonqualified stock options, stock appreciation rights, stock awards, stock units, and other stock-based awards.

The Company believes that the Plan will encourage the participants to contribute materially to the growth of the Company, thereby benefitting the Company’s stockholders, and will align the economic interests of the participants with those of the stockholders.

The Plan is a successor to the Kopin Corporation 2010 Equity Incentive Plan, as amended and restated (the “Prior Plan”). No additional grants shall be made under the Prior Plan after the Effective Date. Outstanding grants under the Prior Plan shall continue in effect according to their terms, consistent with the applicable terms of the Prior Plan.

Section 1. Definitions

The following terms shall have the meanings set forth below for purposes of the Plan:

(a) “Board” shall mean the Board of Directors of the Company.

(b) “Cause” shall have the meaning given to that term in any written employment agreement, offer letter or severance agreement between the Employer and the Participant, or if no such agreement exists or if such term is not defined therein, and unless otherwise defined in the Grant Instrument, Cause shall mean a finding by the Committee that the Participant (i) has breached his or her employment or service contract with the Employer, (ii) has engaged in disloyalty to the Employer, including, without limitation, fraud, embezzlement, theft, commission of a felony or proven dishonesty, (iii) has disclosed trade secrets or confidential information of the Employer to persons not entitled to receive such information, (iv) has breached any written non-competition, non-solicitation, invention assignment or confidentiality agreement between the Participant and the Employer or (v) has engaged in such other behavior detrimental to the interests of the Employer as the Committee determines.

(c) “CEO” shall mean the Chief Executive Officer of the Company.

(d) Unless otherwise set forth in a Grant Instrument, a “Change of Control” shall be deemed to have occurred if:

(i) Any “person” (as such term is used in sections 13(d) and 14(d) of the Exchange Act) becomes a “beneficial owner” (as defined in Rule 13d-3 under the Exchange Act), directly or indirectly, of securities of the Company representing more than 50% of the voting power of the then outstanding securities of the Company; provided that a Change of Control shall not be deemed to occur as a result of a transaction in which the Company becomes a direct or indirect subsidiary of another Person and in which the stockholders of the Company, immediately prior to the transaction, will beneficially own, immediately after the transaction, shares of such other Person representing more than 50% of the voting power of the then outstanding securities of such other Person.

(ii) The consummation of (A) a merger or consolidation of the Company with another Person where, immediately after the merger or consolidation, the stockholders of the Company, immediately prior to the merger or consolidation, will not beneficially own, in substantially the same proportion as ownership immediately prior to the merger or consolidation, shares entitling such stockholders to more than 50% of all votes to which all stockholders of the surviving Person would be entitled in the election of directors, or where the members of the Board, immediately prior to the merger or consolidation, will not, immediately after the merger or consolidation, constitute a majority of the board of directors of the surviving Person or (B) a sale or other disposition of all or substantially all of the assets of the Company.

(iii) A change in the composition of the Board over a period of 12 consecutive months or less such that a majority of the Board members ceases, by reason of one or more contested elections, or threatened election contests, for Board membership, to be comprised of individuals who either (A) have been Board members continuously since the beginning of such period or (B) have been elected or nominated for election as Board members during such period by at least a majority of the Board members described in clause (A) who were still in office at the time the Board approved such election or nomination.

(iv) The consummation of a complete dissolution or liquidation of the Company.

The Committee may modify the definition of Change of Control for a particular Grant as the Committee deems appropriate to comply with section 409A of the Code or otherwise. Notwithstanding the foregoing, if a Grant constitutes deferred compensation subject to section 409A of the Code and the Grant provides for payment upon a Change of Control, then, for purposes of such payment provisions, no Change of Control shall be deemed to have occurred upon an event described in items (i) – (iv) above unless the event would also constitute a change in ownership or effective control of, or a change in the ownership of a substantial portion of the assets of, the Company under section 409A of the Code.

(e) “Code” shall mean the Internal Revenue Code of 1986, as amended, and the regulations promulgated thereunder.

(f) “Committee” shall mean the Compensation Committee of the Board or another committee appointed by the Board to administer the Plan. The Committee shall consist of directors who are “non-employee directors” as defined under Rule 16b-3 promulgated under the Exchange Act and “independent directors,” as determined in accordance with the independence standards established by the stock exchange on which the Company Stock is at the time primarily traded.

(g) “Company Stock” shall mean common stock, par value $0.01 per share, of the Company, and such other securities as may be substituted for Company Stock pursuant to Section 4(c).

(h) “Disability” or “Disabled” shall mean, unless otherwise set forth in the Grant Instrument, a Participant’s becoming disabled within the meaning of the Employer’s long-term disability plan applicable to the Participant.

(i) “Dividend Equivalent” shall mean an amount determined by multiplying the number of shares of Company Stock subject to a Stock Unit or Other Stock-Based Award by the per-share cash dividend paid by the Company on its outstanding Company Stock, or the per-share Fair Market Value of any dividend paid on its outstanding Company Stock in consideration other than cash. If interest is credited on accumulated divided equivalents, the term “Dividend Equivalent” shall include the accrued interest.

(j) “Effective Date” shall mean the date of the Annual Meeting of Stockholders to be held on May 20, 2020 or such other date upon which the Company’s stockholders approve the Plan.

(k) “Employee” shall mean an employee of the Employer (including an officer or director who is also an employee), but excluding any person who is classified by the Employer as a “contractor” or “consultant,” no matter how characterized by the Internal Revenue Service, other governmental agency or a court. Any change of characterization of an individual by the Internal Revenue Service or any court or government agency shall have no effect upon the classification of an individual as an Employee for purposes of this Plan, unless the Committee determines otherwise.

(l) “Employed by, or providing service to, the Employer” shall mean employment or service as an Employee, Key Advisor or member of the Board (so that, for purposes of exercising Options and SARs and satisfying conditions with respect to Stock Awards, Stock Units, and Other Stock-Based Awards, a Participant shall not be considered to have terminated employment or service until the Participant ceases to be an Employee, Key Advisor and member of the Board), unless the Committee determines otherwise. If a Participant’s relationship is with a subsidiary of the Company and that entity ceases to be a subsidiary of the Company, the Participant will be deemed to cease employment or service when the entity ceases to be a subsidiary of the Company, unless the Participant transfers employment or service to an Employer. If a Participant has military, sick leave or other bona fide leave, the Participant will not be deemed to cease employment or service solely as a result of such leave; provided that such leave does not exceed the longer of 90 days or the period during which the absent Participant’s reemployment rights, if any, are guaranteed by statute or contract. To the extent consistent with applicable law, the Committee may provide that Grants continue to vest for all or a portion of the period of such leave, or that vesting shall be tolled during such leave and only recommence upon the Participant’s return from such leave.

(m) “Employer” shall mean the Company and its subsidiaries.

(n) “Exchange Act” shall mean the Securities Exchange Act of 1934, as amended.

(o) “Exercise Price” shall mean the per share price at which shares of Company Stock may be purchased under an Option, as designated by the Committee.

(p) “Fair Market Value” shall mean:

(i) If the Company Stock is publicly traded, the Fair Market Value per share shall be determined as follows: (A) if the principal trading market for the Company Stock is a national securities exchange, the closing sales price during regular trading hours on the relevant date or, if there were no trades on that date, the latest preceding date upon which a sale was reported, or (B) if the Company Stock is not principally traded on any such exchange, the last reported sale price of a share of Company Stock during regular trading hours on the relevant date, as reported by the OTC Bulletin Board.

(ii) If the Company Stock is not publicly traded or, if publicly traded, is not subject to reported transactions as set forth above, the Fair Market Value per share shall be determined by the Committee through any reasonable valuation method authorized under the Code.

(q) “GAAP” shall mean United States generally accepted accounting principles.

(r) “Grant” shall mean an Option, SAR, Stock Award, Stock Unit or Other Stock-Based Award granted under the Plan.

(s) “Grant Instrument” shall mean the written agreement that sets forth the terms and conditions of a Grant, including all amendments thereto.

(t) “Incentive Stock Option” shall mean an Option that is intended to meet the requirements of an incentive stock option under section 422 of the Code.

(u) “Key Advisor” shall mean a consultant or advisor of the Employer.

(v) “Non-Employee Director” shall mean a member of the Board who is not an Employee.

(w) “Nonqualified Stock Option” shall mean an Option that is not intended to be taxed as an incentive stock option under section 422 of the Code.

(x) “Option” shall mean an option to purchase shares of Company Stock, as described in Section 6.

(y) “Other Stock-Based Award” shall mean any Grant based on, measured by or payable in Company Stock (other than an Option, Stock Unit, Stock Award, or SAR), as described in Section 10.

(z) “Participant” shall mean an Employee, Key Advisor or Non-Employee Director designated by the Committee to participate in the Plan.

(aa) “Performance Goals” shall mean the business criteria selected by the Company to measure the level of performance of the Company or an affiliate during a performance period, which may include, but are not limited to, one or more of the following criteria: cash flow; free cash flow; earnings (including gross margin, earnings before interest and taxes, earnings before taxes, earnings before interest, taxes, depreciation, amortization and charges for stock-based compensation, earnings before interest, taxes, depreciation and amortization, adjusted earnings before interest, taxes, depreciation and amortization and net earnings); earnings per share; growth in earnings or earnings per share; book value growth; stock price; return on equity or average stockholder equity; total stockholder return or growth in total stockholder return either directly or in relation to a comparative group; return on capital; return on assets or net assets; revenue, growth in revenue or return on sales; sales; expense reduction or expense control; expense to revenue ratio; income, net income or adjusted net income; operating income, net operating income, adjusted operating income or net operating income after tax; operating profit or net operating profit; operating margin; gross profit margin; return on operating revenue or return on operating profit; regulatory filings; regulatory approvals, litigation and regulatory resolution goals; other operational, regulatory or departmental objectives; budget comparisons; growth in stockholder value relative to established indexes, or another peer group or peer group index; development and implementation of strategic plans and/or organizational restructuring goals; development and implementation of risk and crisis management programs; improvement in workforce diversity; compliance requirements and compliance relief; safety goals; productivity goals; workforce management and succession planning goals; economic value added (including typical adjustments consistently applied from generally accepted accounting principles required to determine economic value added performance measures); measures of customer satisfaction, employee satisfaction or staff development; development or marketing collaborations, formations of joint ventures or partnerships or the completion of other similar transactions intended to enhance the Company’s revenue or profitability or enhance its customer base; merger and acquisitions; and other similar criteria as determined by the Committee. Performance goals applicable to a Grant shall be determined by the Committee, and may be established on an absolute or relative basis and may be established on a corporate-wide basis or with respect to one or more business units, divisions, subsidiaries or business segments. Relative performance may be measured against a group of peer companies, a financial market index or other objective and quantifiable indices.

(bb) “Person” shall mean any natural person, corporation, limited liability company, partnership, trust, joint stock company, business trust, unincorporated association, joint venture, governmental authority or other legal entity of any nature whatsoever.

(cc) “Restriction Period” shall have the meaning given that term in Section 7(a).

(dd) “SAR” shall mean a stock appreciation right, as described in Section 9.

(ee) “Stock Award” shall mean an award of Company Stock, as described in Section 7.

(ff) “Stock Unit” shall mean an award of a phantom unit representing a share of Company Stock, as described in Section 8.

(gg) “Substitute Awards” shall have the meaning given that term in Section 4(c).

Section 2. Administration

(a) Committee. The Plan shall be administered and interpreted by the Committee; provided, however, that any Grants to members of the Board must be authorized by a majority of the Board. The Committee may delegate authority to one or more subcommittees, as it deems appropriate. Subject to compliance with applicable law and the applicable stock exchange rules, the Board, in its discretion, may perform any action of the Committee hereunder. To the extent that the Board, a subcommittee or the CEO, as described below administers the Plan, references in the Plan to the “Committee” shall be deemed to refer to the Board or such subcommittee or the CEO.

(b) Delegation to CEO. Subject to compliance with applicable law and applicable stock exchange requirements, the Committee may delegate all or part of its authority and power to the CEO, as it deems appropriate, with respect to Grants to Employees or Key Advisors who are not executive officers under section 16 of the Exchange Act.

(c) Committee Authority. The Committee shall have the sole authority to (i) determine the individuals to whom Grants shall be made under the Plan, (ii) determine the type, size, terms and conditions of the Grants to be made to each such individual, (iii) determine the time when the Grants will be made and the duration of any applicable exercise or restriction period, including the criteria for exercisability and the acceleration of exercisability, (v) amend the terms of any previously issued Grant, subject to the provisions of Section 17 below, (vi) determine and adopt terms, guidelines, and provisions, not inconsistent with the Plan and applicable law, that apply to individuals residing outside of the United States who receive Grants under the Plan, and (vii) deal with any other matters arising under the Plan.

(d) Committee Determinations. The Committee shall have full power and express discretionary authority to administer and interpret the Plan, to make factual determinations and to adopt or amend such rules, regulations, agreements and instruments for implementing the Plan and for the conduct of its business as it deems necessary or advisable, in its sole discretion. The Committee’s interpretations of the Plan and all determinations made by the Committee pursuant to the powers vested in it hereunder shall be conclusive and binding on all persons having any interest in the Plan or in any awards granted hereunder. All powers of the Committee shall be executed in its sole discretion, in the best interest of the Company, not as a fiduciary, and in keeping with the objectives of the Plan and need not be uniform as to similarly situated individuals.

(e) Indemnification. No member of the Committee or the Board, and no employee of the Company shall be liable for any act or failure to act with respect to the Plan, except in circumstances involving his or her bad faith or willful misconduct, or for any act or failure to act hereunder by any other member of the Committee or employee or by any agent to whom duties in connection with the administration of this Plan have been delegated. The Company shall indemnify members of the Committee and the Board and any agent of the Committee or the Board who is an employee of the Company or a subsidiary against any and all liabilities or expenses to which they may be subjected by reason of any act or failure to act with respect to their duties on behalf of the Plan, except in circumstances involving such person’s bad faith or willful misconduct.

Section 3. Grants

Grants under the Plan may consist of Options as described in Section 6, Stock Awards as described in Section 7, Stock Units as described in Section 8, SARs as described in Section 9, and Other Stock-Based Awards as described in Section 10. All Grants shall be subject to the terms and conditions set forth herein and to such other terms and conditions consistent with this Plan as the Committee deems appropriate and as are specified in writing by the Committee to the individual in the Grant Instrument. All Grants shall be made conditional upon the Participant’s acknowledgement, in writing or by acceptance of the Grant, that all decisions and determinations of the Committee shall be final and binding on the Participant, his or her beneficiaries and any other person having or claiming an interest under such Grant. Grants under a particular Section of the Plan need not be uniform as among the Participants.

Section 4. Shares Subject to the Plan

(a) Shares Authorized. Subject to adjustment as described below in Sections 4(b) and 4(e) below, the aggregate number of shares of Company Stock that may be issued or transferred under the Plan shall be 14,000,000 shares of Company Stock. In addition, shares of the Company Stock underlying any outstanding award granted under the Prior Plan that, following the Effective Date, expires, or is terminated, surrendered or forfeited for any reason without issuance of such shares shall be available for the award of new Grants under this Plan. Subject to adjustment as described below in Sections 4(b) and 4(e) below, the aggregate number of shares of Company Stock that may be issued or transferred under the Plan pursuant to Incentive Stock Options shall not exceed 10,000,000 shares of Company Stock.

(b) Source of Shares; Share Counting. Shares issued or transferred under the Plan may be authorized but unissued shares of Company Stock or reacquired shares of Company Stock, including shares purchased by the Company on the open market for purposes of the Plan. If and to the extent Options or SARs granted under the Plan, expire or are canceled, forfeited, exchanged or surrendered without having been exercised, or if any Stock Awards, Stock Units or Other Stock-Based Awards are forfeited, terminated or otherwise not paid in full, the shares subject to such Grants shall again be available for purposes of the Plan. If shares of Company Stock otherwise issuable under the Plan are surrendered in payment of the Exercise Price of an Option, then the number of shares of Company Stock available for issuance under the Plan shall be reduced only by the net number of shares actually issued by the Company upon such exercise and not by the gross number of shares as to which such Option is exercised. Upon the exercise of any SAR under the Plan, the number of shares of Company Stock available for issuance under the Plan shall be reduced by only by the net number of shares actually issued by the Company upon such exercise. If shares of Company Stock otherwise issuable under the Plan are withheld by the Company in satisfaction of the withholding taxes incurred in connection with the issuance, vesting or exercise of any Grant or the issuance of Company Stock thereunder, then the number of shares of Company Stock available for issuance under the Plan shall be reduced by the net number of shares issued, vested or exercised under such Grant, calculated in each instance after payment of such share withholding. To the extent any Grants are paid in cash, and not in shares of Company Stock, any shares previously subject to such Grants shall again be available for issuance or transfer under the Plan. For the avoidance of doubt, if shares are repurchased by the Company on the open market with the proceeds of the Exercise Price of Options, such shares may not again be made available for issuance under the Plan.

(c) Substitute Awards. Shares issued or transferred under Grants made pursuant to an assumption, substitution or exchange for previously granted awards of a company acquired by the Company in a transaction (“Substitute Awards”) shall not reduce the number of shares of Company Stock available under the Plan and available shares under a stockholder approved plan of an acquired company (as appropriately adjusted to reflect the transaction) may be used for Grants under the Plan and shall not reduce the Plan’s share reserve (subject to applicable stock exchange listing and Code requirements).

(d) Individual Limits for Non-Employee Directors. Subject to adjustment as described below in Section 4(e), the maximum aggregate grant date value of shares of Company Stock subject to Grants granted to any Non-Employee Director during any calendar year, taken together with any cash fees earned by such Non- Employee Director for services rendered during the calendar year, shall not exceed $250,000 in total value. For purposes of this limit, the value of such Grants shall be calculated based on the grant date fair value of such Grants for financial reporting purposes.

(e) Adjustments. If there is any change in the number or kind of shares of Company Stock outstanding by reason of (i) a stock dividend, spinoff, recapitalization, stock split, or combination or exchange of shares, (ii) a merger, reorganization or consolidation, (iii) a reclassification or change in par value, or (iv) any other extraordinary or unusual event affecting the outstanding Company Stock as a class without the Company’s receipt of consideration, or if the value of outstanding shares of Company Stock is substantially reduced as a result of a spinoff or the Company’s payment of an extraordinary dividend or distribution, the maximum number and kind of shares of Company Stock available for issuance under the Plan, the maximum amount of Grants which a Non-Employee Director may receive in any year, the number and kind of shares covered by outstanding Grants, the number and kind of shares issued and to be issued under the Plan, and the price per share or the applicable market value of such Grants shall be equitably adjusted by the Committee to reflect any increase or decrease in the number of, or change in the kind or value of, the issued shares of Company Stock to preclude, to the extent practicable, the enlargement or dilution of rights and benefits under the Plan and such outstanding Grants; provided, however, that any fractional shares resulting from such adjustment shall be eliminated. In addition, in the event of a Change of Control, the provisions of Section 12 of the Plan shall apply. Any adjustments to outstanding Grants shall be consistent with section 409A or 424 of the Code, to the extent applicable. The adjustments of Grants under this Section 4(e) shall include adjustment of shares, Exercise Price of Stock Options, base amount of SARs, Performance Goals or other terms and conditions, as the Committee deems appropriate. The Committee shall have the sole discretion and authority to determine what appropriate adjustments shall be made and any adjustments determined by the Committee shall be final, binding and conclusive.

Section 5. Eligibility for Participation

(a) Eligible Persons. All Employees and Non-Employee Directors shall be eligible to participate in the Plan. Key Advisors shall be eligible to participate in the Plan if the Key Advisors render bona fide services to the Employer, the services are not in connection with the offer and sale of securities in a capital-raising transaction and the Key Advisors do not directly or indirectly promote or maintain a market for the Company’s securities.

(b) Selection of Participants. The Committee shall select the Employees, Non-Employee Directors and Key Advisors to receive Grants and shall determine the number of shares of Company Stock subject to a particular Grant in such manner as the Committee determines.

Section 6. Options

The Committee may grant Options to an Employee, Non-Employee Director or Key Advisor upon such terms as the Committee deems appropriate. The following provisions are applicable to Options:

(a) Number of Shares. The Committee shall determine the number of shares of Company Stock that will be subject to each Grant of Options to Employees, Non-Employee Directors and Key Advisors.

(b) Type of Option and Exercise Price.

(i) The Committee may grant Incentive Stock Options or Nonqualified Stock Options or any combination of the two, all in accordance with the terms and conditions set forth herein. Incentive Stock Options may be granted only to employees of the Company or its parent or subsidiary corporations, as defined in section 424 of the Code. Nonqualified Stock Options may be granted to Employees, Non-Employee Directors and Key Advisors.

(ii) The Exercise Price of Company Stock subject to an Option shall be determined by the Committee and shall be equal to or greater than the Fair Market Value of a share of Company Stock on the date the Option is granted. However, an Incentive Stock Option may not be granted to an Employee who, at the time of grant, owns stock possessing more than 10% of the total combined voting power of all classes of stock of the Company, or any parent or subsidiary corporation of the Company, as defined in section 424 of the Code, unless the Exercise Price per share is not less than 110% of the Fair Market Value of a share of Company Stock on the date of grant.

(c) Option Term. The Committee shall determine the term of each Option. The term of any Option shall not exceed ten years from the date of grant. However, an Incentive Stock Option that is granted to an Employee who, at the time of grant, owns stock possessing more than 10% of the total combined voting power of all classes of stock of the Company, or any parent or subsidiary corporation of the Company, as defined in section 424 of the Code, may not have a term that exceeds five years from the date of grant. Notwithstanding the foregoing, in the event that on the last business day of the term of an Option (other than an Incentive Stock Option), the exercise of the Option is prohibited by applicable law, including a prohibition on purchases or sales of Company Stock under the Company’s insider trading policy, the term of the Option shall be extended for a period of 30 days following the end of the legal prohibition, unless the Committee determines otherwise.

(d) Exercisability of Options. Options shall become exercisable in accordance with such terms and conditions, consistent with the Plan, as may be determined by the Committee and specified in the Grant Instrument. The Committee may accelerate the exercisability of any or all outstanding Options at any time for any reason.

(e) Grants to Non-Exempt Employees. Notwithstanding the foregoing, Options granted to persons who are non-exempt employees under the Fair Labor Standards Act of 1938, as amended, may not be exercisable for at least six months after the date of grant (except that such Options may become exercisable, as determined by the Committee, upon the Participant’s death, Disability or retirement, or upon a Change of Control or other circumstances permitted by applicable regulations).

(f) Termination of Employment or Service. Except as provided in the Grant Instrument, an Option may only be exercised while the Participant is employed by, or providing services to, the Employer. The Committee shall determine in the Grant Instrument under what circumstances and during what time periods a Participant may exercise an Option after termination of employment or service.

(g) Exercise of Options. A Participant may exercise an Option that has become exercisable, in whole or in part, by delivering a notice of exercise to the Company. The Participant shall pay the Exercise Price for an Option as specified by the Committee (i) in cash, (ii) unless the Committee determines otherwise, by delivering shares of Company Stock owned by the Participant and having a Fair Market Value on the date of exercise at least equal to the Exercise Price or by attestation (on a form prescribed by the Committee) to ownership of shares of Company Stock having a Fair Market Value on the date of exercise at least equal to the Exercise Price, (iii) by payment through a broker in accordance with procedures permitted by Regulation T of the Federal Reserve Board, (iv) if permitted by the Committee, by withholding shares of Company Stock subject to the exercisable Option, which have a Fair Market Value on the date of exercise equal to the Exercise Price, or (v) by such other method as the Committee may approve. Shares of Company Stock used to exercise an Option shall have been held by the Participant for the requisite period of time necessary to avoid adverse accounting consequences to the Company with respect to the Option. Payment for the shares to be issued or transferred pursuant to the Option, and any required withholding taxes, must be received by the Company by the time specified by the Committee depending on the type of payment being made, but in all cases prior to the issuance or transfer of such shares.

(h) Limits on Incentive Stock Options. Each Incentive Stock Option shall provide that, if the aggregate Fair Market Value of the Company Stock on the date of the grant with respect to which Incentive Stock Options are exercisable for the first time by a Participant during any calendar year, under the Plan or any other stock option plan of the Company or a parent or subsidiary, exceeds $100,000, then the Option, as to the excess, shall be treated as a Nonqualified Stock Option.

Section 7. Stock Awards

The Committee may issue or transfer shares of Company Stock to an Employee, Non-Employee Director or Key Advisor under a Stock Award, upon such terms as the Committee deems appropriate. The following provisions are applicable to Stock Awards:

(a) General Requirements. Shares of Company Stock issued or transferred pursuant to Stock Awards may be issued or transferred for consideration or for no consideration, and subject to restrictions or no restrictions, as determined by the Committee. The Committee may, but shall not be required to, establish conditions under which restrictions on Stock Awards shall lapse over a period of time or according to such other criteria as the Committee deems appropriate, including, without limitation, restrictions based on the achievement of specific Performance Goals. The period of time during which the Stock Awards will remain subject to restrictions will be designated in the Grant Instrument as the “Restriction Period.”

(b) Number of Shares. The Committee shall determine the number of shares of Company Stock to be issued or transferred pursuant to a Stock Award and the restrictions applicable to such shares.

(c) Requirement of Employment or Service. If the Participant ceases to be employed by, or provide service to, the Employer during a period designated in the Grant Instrument as the Restriction Period, or if other specified conditions are not met, the Stock Award shall terminate as to all shares covered by the Grant as to which the restrictions have not lapsed, and those shares of Company Stock must be immediately returned to the Company. The Committee may, however, provide for complete or partial exceptions to this requirement as it deems appropriate.

(d) Restrictions on Transfer and Legend on Stock Certificate. During the Restriction Period, a Participant may not sell, assign, transfer, pledge or otherwise dispose of the shares of a Stock Award except under Section 15 below. Unless otherwise determined by the Committee, the Company will retain possession of certificates for shares of Stock Awards until all restrictions on such shares have lapsed. Each certificate for a Stock Award, unless held by the Company, shall contain a legend giving appropriate notice of the restrictions in the Grant. The Participant shall be entitled to have the legend removed from the stock certificate covering the shares subject to restrictions when all restrictions on such shares have lapsed. The Committee may determine that the Company will not issue certificates for Stock Awards until all restrictions on such shares have lapsed.

(e) Right to Vote and to Receive Dividends. Unless the Committee determines otherwise, during the Restriction Period, the Participant shall have the right to vote shares of Stock Awards and to receive any dividends or other distributions paid on such shares, subject to any restrictions deemed appropriate by the Committee, including, without limitation, the achievement of specific Performance Goals. Dividends with respect to Stock Awards that vest based on performance shall vest if and to the extent that the underlying Stock Award vests, as determined by the Committee.

(f) Lapse of Restrictions. All restrictions imposed on Stock Awards shall lapse upon the expiration of the applicable Restriction Period and the satisfaction of all conditions, if any, imposed by the Committee. The Committee may determine, as to any or all Stock Awards, that the restrictions shall lapse without regard to any Restriction Period.

Section 8. Stock Units

The Committee may grant Stock Units, each of which shall represent one hypothetical share of Company Stock, to an Employee, Non-Employee Director or Key Advisor upon such terms and conditions as the Committee deems appropriate. The following provisions are applicable to Stock Units:

(a) Crediting of Units. Each Stock Unit shall represent the right of the Participant to receive a share of Company Stock or an amount of cash based on the value of a share of Company Stock, if and when specified conditions are met. All Stock Units shall be credited to bookkeeping accounts established on the Company’s records for purposes of the Plan.

(b) Terms of Stock Units. The Committee may grant Stock Units that vest and are payable if specified Performance Goals or other conditions are met, or under other circumstances. Stock Units may be paid at the end of a specified performance period or other period, or payment may be deferred to a date authorized by the Committee. The Committee may accelerate vesting or payment, as to any or all Stock Units at any time for any reason, provided such acceleration complies with section 409A of the Code. The Committee shall determine the number of Stock Units to be granted and the requirements applicable to such Stock Units.

(c) Requirement of Employment or Service. If the Participant ceases to be employed by, or provide service to, the Employer prior to the vesting of Stock Units, or if other conditions established by the Committee are not met, the Participant’s Stock Units shall be forfeited. The Committee may, however, provide for complete or partial exceptions to this requirement as it deems appropriate.

(d) Payment With Respect to Stock Units. Payments with respect to Stock Units shall be made in cash, Company Stock or any combination of the foregoing, as the Committee shall determine.

Section 9. Stock Appreciation Rights

The Committee may grant SARs to an Employee, Non-Employee Director or Key Advisor separately or in tandem with any Option. The following provisions are applicable to SARs:

(a) General Requirements. The Committee may grant SARs to an Employee, Non-Employee Director or Key Advisor separately or in tandem with any Option (for all or a portion of the applicable Option). Tandem SARs may be granted either at the time the Option is granted or at any time thereafter while the Option remains outstanding; provided, however, that, in the case of an Incentive Stock Option, SARs may be granted only at the time of the grant of the Incentive Stock Option. The Committee shall establish the base amount of the SAR at the time the SAR is granted. The base amount of each SAR shall be equal to or greater than the Fair Market Value of a share of Company Stock as of the date of grant of the SAR. The term of any SAR shall not exceed ten years from the date of grant. Notwithstanding the foregoing, in the event that on the last business day of the term of a SAR, the exercise of the SAR is prohibited by applicable law, including a prohibition on purchases or sales of Company Stock under the Company’s insider trading policy, the term shall be extended for a period of 30 days following the end of the legal prohibition, unless the Committee determines otherwise.

(b) Tandem SARs. In the case of tandem SARs, the number of SARs granted to a Participant that shall be exercisable during a specified period shall not exceed the number of shares of Company Stock that the Participant may purchase upon the exercise of the related Option during such period. Upon the exercise of an Option, the SARs relating to the Company Stock covered by such Option shall terminate. Upon the exercise of SARs, the related Option shall terminate to the extent of an equal number of shares of Company Stock.

(c) Exercisability. A SAR shall be exercisable during the period specified by the Committee in the Grant Instrument and shall be subject to such vesting and other restrictions as may be specified in the Grant Instrument. The Committee may accelerate the exercisability of any or all outstanding SARs at any time for any reason. SARs may only be exercised while the Participant is employed by, or providing service to, the Employer or during the applicable period after termination of employment or service as specified by the Committee. A tandem SAR shall be exercisable only during the period when the Option to which it is related is also exercisable.

(d) Grants to Non-Exempt Employees. Notwithstanding the foregoing, SARs granted to persons who are non-exempt employees under the Fair Labor Standards Act of 1938, as amended, may not be exercisable for at least six months after the date of grant (except that such SARs may become exercisable, as determined by the Committee, upon the Participant’s death, Disability or retirement, or upon a Change of Control or other circumstances permitted by applicable regulations).

(e) Value of SARs. When a Participant exercises SARs, the Participant shall receive in settlement of such SARs an amount equal to the value of the stock appreciation for the number of SARs exercised. The stock appreciation for a SAR is the amount by which the Fair Market Value of the underlying Company Stock on the date of exercise of the SAR exceeds the base amount of the SAR as described in subsection (a).

(f) Form of Payment. The appreciation in a SAR shall be paid in shares of Company Stock, cash or any combination of the foregoing, as the Committee shall determine. For purposes of calculating the number of shares of Company Stock to be received, shares of Company Stock shall be valued at their Fair Market Value on the date of exercise of the SAR.

Section 10. Other Stock-Based Awards

The Committee may grant Other Stock-Based Awards, which are awards (other than those described in Sections 6, 7, 8 and 9 of the Plan) that are based on or measured by Company Stock, to any Employee, Non- Employee Director or Key Advisor, on such terms and conditions as the Committee shall determine. Other Stock-Based Awards may be awarded subject to the achievement of Performance Goals or other criteria or other conditions and may be payable in cash, Company Stock or any combination of the foregoing, as the Committee shall determine.

Section 11. Dividend Equivalents

The Committee may grant Dividend Equivalents in connection with Stock Units or Other Stock-Based Awards. Dividend Equivalents may be paid currently or accrued as contingent cash obligations and may be payable in cash or shares of Company Stock, and upon such terms and conditions as the Committee shall determine. Dividend Equivalents with respect to Stock Units or Other Stock-Based Awards that vest based on performance shall vest and be paid only if and to the extent the underlying Stock Units or Other Stock-Based Awards vest and are paid, as determined by the Committee.

Section 12. Consequences of a Change of Control

(a) Assumption of Outstanding Grants. Upon a Change of Control where the Company is not the surviving corporation (or survives only as a subsidiary of another corporation), unless the Committee determines otherwise, all outstanding Grants that are not exercised or paid at the time of the Change of Control shall be assumed by, or replaced with grants (with respect to cash, securities, or a combination thereof) that have comparable terms by, the surviving corporation (or a parent or subsidiary of the surviving corporation). After a Change of Control, references to the “Company” as they relate to employment matters shall include the successor employer in the transaction, subject to applicable law.

(b) Vesting Upon Certain Terminations of Employment. Unless the Grant Instrument provides otherwise, if a Participant’s employment is terminated by the Employer without Cause upon or within 12 months following a Change of Control, the Participant’s outstanding Grants shall become fully vested as of the date of such termination; provided that if the vesting of any such Grants is based, in whole or in part, on performance, the applicable Grant Instrument shall specify how the portion of the Grant that becomes vested pursuant to this Section 12(b) shall be calculated.

(c) Other Alternatives. In the event of a Change of Control, if any outstanding Grants are not assumed by, or replaced with grants that have comparable terms by, the surviving corporation (or a parent or subsidiary of the surviving corporation), the Committee may (but is not obligated to) make adjustments to the terms and conditions of outstanding Grants, including, without limitation, taking any of the following actions (or combination thereof) with respect to any or all outstanding Grants, without the consent of any Participant: (i) the Committee may determine that outstanding Stock Options and SARs shall automatically accelerate and become fully exercisable and the restrictions and conditions on outstanding Stock Awards, Stock Units and Dividend Equivalents shall immediately lapse; (ii) the Committee may determine that Participants shall receive a payment in settlement of outstanding Stock Units or Dividend Equivalents, in such amount and form as may be determined by the Committee; (iii) the Committee may require that Participants surrender their outstanding Stock Options and SARs in exchange for a payment by the Company, in cash or Company Stock as determined by the Committee, in an amount equal to the amount, if any, by which the then Fair Market Value of the shares of Company Stock subject to the Participant’s unexercised Stock Options and SARs exceeds the Stock Option Exercise Price or SAR base amount, and (iv) after giving Participants an opportunity to exercise all of their outstanding Stock Options and SARs, the Committee may terminate any or all unexercised Stock Options and SARs at such time as the Committee deems appropriate. Such surrender, termination or payment shall take place as of the date of the Change of Control or such other date as the Committee may specify. Without limiting the foregoing, if the per share Fair Market Value of the Company Stock does not exceed the per share Stock Option Exercise Price or SAR base amount, as applicable, the Company shall not be required to make any payment to the Participant upon surrender of the Stock Option or SAR.

Section 13. Deferrals

The Committee may permit or require a Participant to defer receipt of the payment of cash or the delivery of shares that would otherwise be due to such Participant in connection with any Grant. If any such deferral election is permitted or required, the Committee shall establish rules and procedures for such deferrals and may provide for interest or other earnings to be paid on such deferrals. The rules and procedures for any such deferrals shall be consistent with applicable requirements of section 409A of the Code.

Section 14. Withholding of Taxes

(a) Required Withholding. All Grants under the Plan shall be subject to applicable United States federal (including FICA), state and local, foreign country or other tax withholding requirements. The Employer may require that the Participant or other person receiving Grants or exercising Grants pay to the Employer an amount sufficient to satisfy such tax withholding requirements with respect to such Grants, or the Employer may deduct from other wages and compensation paid by the Employer the amount of any withholding taxes due with respect to such Grants.

(b) Share Withholding. The Committee may permit or require the Employer’s tax withholding obligation with respect to Grants paid in Company Stock to be satisfied by having shares withheld up to an amount that does not exceed the Participant’s applicable withholding tax rate for United States federal (including FICA), state and local, foreign country or other tax liabilities. The Committee may, in its discretion, and subject to such rules as the Committee may adopt, allow Participants to elect to have such share withholding applied to all or a portion of the tax withholding obligation arising in connection with any particular Grant. Unless the Committee determines otherwise, share withholding for taxes shall not exceed the Participant’s minimum applicable tax withholding amount.

Section 15. Transferability of Grants

(a) Nontransferability of Grants. Except as described in subsection (b) below, only the Participant may exercise rights under a Grant during the Participant’s lifetime. A Participant may not transfer those rights except (i) by will or by the laws of descent and distribution or (ii) with respect to Grants other than Incentive Stock Options, pursuant to a domestic relations order. When a Participant dies, the personal representative or other person entitled to succeed to the rights of the Participant may exercise such rights. Any such successor must furnish proof satisfactory to the Company of his or her right to receive the Grant under the Participant’s will or under the applicable laws of descent and distribution.

(b) Transfer of Nonqualified Stock Options and Stock Awards. Notwithstanding the foregoing, the Committee may provide, in a Grant Instrument or at such other time after the grant of an award, that a Participant may transfer Nonqualified Stock Options or Stock Awards to family members, or one or more trusts or other entities for the benefit of or owned by family members, consistent with the applicable securities laws, according to such terms as the Committee may determine; provided that the Participant receives no consideration for the transfer of an Option or Stock Award and the transferred Option or Stock Award shall continue to be subject to the same terms and conditions as were applicable to the Option or Stock Award immediately before the transfer.

Section 16. Requirements for Issuance or Transfer of Shares

No Company Stock shall be issued or transferred in connection with any Grant hereunder unless and until all legal requirements applicable to the issuance or transfer of such Company Stock have been complied with to the satisfaction of the Committee. The Committee shall have the right to condition any Grant on the Participant’s undertaking in writing to comply with such restrictions on his or her subsequent disposition of the shares of Company Stock as the Committee shall deem necessary or advisable, and certificates representing such shares may be legended to reflect any such restrictions. Certificates representing shares of Company Stock issued or transferred under the Plan may be subject to such stop-transfer orders and other restrictions as the Committee deems appropriate to comply with applicable laws, regulations and interpretations, including any requirement that a legend be placed thereon.

Section 17. Amendment and Termination of the Plan

(a) Amendment. The Board may amend or terminate the Plan at any time; provided, however, that the Board shall not amend the Plan without stockholder approval if such approval is required in order to comply with the Code or other applicable law, or to comply with applicable stock exchange requirements.

(b) No Repricing of Options or SARs. Except in connection with a corporate transaction involving the Company (including, without limitation, any stock dividend, distribution (whether in the form of cash, Company Stock, other securities or property), stock split, extraordinary cash dividend, recapitalization, change in control, reorganization, merger, consolidation, split-up, spin-off, combination, repurchase or exchange of shares of Company Stock or other securities, or similar transactions), the Company may not, without obtaining stockholder approval, (i) amend the terms of outstanding Stock Options or SARs to reduce the Exercise Price of such outstanding Stock Options or base price of such SARs, (ii) cancel outstanding Stock Options or SARs in exchange for Stock Options or SARs with an Exercise Price or base price, as applicable, that is less than the Exercise Price or base price of the original Stock Options or SARs or (iii) cancel outstanding Stock Options or SARs with an Exercise Price or base price, as applicable, above the current stock price in exchange for cash or other securities.

(c) Termination of Plan. The Plan shall terminate on the day immediately preceding the tenth anniversary of its Effective Date, unless the Plan is terminated earlier by the Board or is extended by the Board with the approval of the stockholders.

(d) Termination and Amendment of Outstanding Grants. A termination or amendment of the Plan that occurs after a Grant is made shall not materially impair the rights of a Participant with respect to such Grant unless the Participant consents or unless the Committee acts under Section 18(f) below. The termination of the Plan shall not impair the power and authority of the Committee with respect to an outstanding Grant. Whether or not the Plan has terminated, an outstanding Grant may be terminated or amended under Section 18(f) below or may be amended by agreement of the Company and the Participant consistent with the Plan.

Section 18. Miscellaneous

(a) Grants in Connection with Corporate Transactions and Otherwise. Nothing contained in the Plan shall be construed to (i) limit the right of the Committee to make Grants under the Plan in connection with the acquisition, by purchase, lease, merger, consolidation or otherwise, of the business or assets of any corporation, firm or association, including Grants to employees thereof who become Employees, or (ii) limit the right of the Company to grant stock options or make other awards outside of the Plan. The Committee may make a Grant to an employee of another corporation who becomes an Employee by reason of a corporate merger, consolidation, acquisition of stock or property, reorganization or liquidation involving the Company, in substitution for a stock option or stock awards grant made by such corporation. Notwithstanding anything in the Plan to the contrary, the Committee may establish such terms and conditions of the new Grants as it deems appropriate, including setting the Exercise Price of Options or the base price of SARs at a price necessary to retain for the Participant the same economic value as the prior options or rights.

(b) Governing Document. The Plan shall be the controlling document. No other statements, representations, explanatory materials or examples, oral or written, may amend the Plan in any manner. The Plan shall be binding upon and enforceable against the Company and its successors and assigns.

(c) Funding of the Plan. The Plan shall be unfunded. The Company shall not be required to establish any special or separate fund or to make any other segregation of assets to assure the payment of any Grants under the Plan.

(d) Rights of Participants. Nothing in the Plan shall entitle any Employee, Non-Employee Director, Key Advisor or other person to any claim or right to receive a Grant under the Plan. Neither the Plan nor any action taken hereunder shall be construed as giving any individual any rights to be retained by or in the employ of the Employer or any other employment rights.

(e) No Fractional Shares. No fractional shares of Company Stock shall be issued or delivered pursuant to the Plan or any Grant. Except as otherwise provided under the Plan, the Committee shall determine whether cash, other awards or other property shall be issued or paid in lieu of such fractional shares or whether such fractional shares or any rights thereto shall be forfeited or otherwise eliminated.

(f) Compliance with Law.

(i) The Plan, the exercise of Options and SARs and the obligations of the Company to issue or transfer shares of Company Stock under Grants shall be subject to all applicable laws and regulations, and to approvals by any governmental or regulatory agency as may be required. With respect to persons subject to section 16 of the Exchange Act, it is the intent of the Company that the Plan and all transactions under the Plan comply with all applicable provisions of Rule 16b-3 or its successors under the Exchange Act. In addition, it is the intent of the Company that Incentive Stock Options comply with the applicable provisions of section 422 of the Code, and that, to the extent applicable, Grants comply with the requirements of section 409A of the Code. To the extent that any legal requirement of section 16 of the Exchange Act or section 422 or 409A of the Code as set forth in the Plan ceases to be required under section 16 of the Exchange Act or section 422 or 409A of the Code, that Plan provision shall cease to apply. The Committee may revoke any Grant if it is contrary to law or modify a Grant to bring it into compliance with any valid and mandatory government regulation. The Committee may also adopt rules regarding the withholding of taxes on payments to Participants. The Committee may, in its sole discretion, agree to limit its authority under this Section.

(ii) The Plan is intended to comply with the requirements of section 409A of the Code, to the extent applicable. Each Grant shall be construed and administered such that the Grant either (A) qualifies for an exemption from the requirements of section 409A of the Code or (B) satisfies the requirements of section 409A of the Code. If a Grant is subject to section 409A of the Code, (I) distributions shall only be made in a manner and upon an event permitted under section 409A of the Code, (II) payments to be made upon a termination of employment or service shall only be made upon a “separation from service” under section 409A of the Code, (III) unless the Grant specifies otherwise, each installment payment shall be treated as a separate payment for purposes of section 409A of the Code, and (IV) in no event shall a Participant, directly or indirectly, designate the calendar year in which a distribution is made except in accordance with section 409A of the Code.

(iii) Any Grant that is subject to section 409A of the Code and that is to be distributed to a Key Employee (as defined below) upon separation from service shall be administered so that any distribution with respect to such Grant shall be postponed for six months following the date of the Participant’s separation from service, if required by section 409A of the Code. If a distribution is delayed pursuant to section 409A of the Code, the distribution shall be paid within 15 days after the end of the six-month period. If the Participant dies during such six-month period, any postponed amounts shall be paid within 90 days of the Participant’s death. The determination of Key Employees, including the number and identity of persons considered Key Employees and the identification date, shall be made by the Committee or its delegate each year in accordance with section 416(i) of the Code and the “specified employee” requirements of section 409A of the Code.

(iv) Notwithstanding anything in the Plan or any Grant agreement to the contrary, each Participant shall be solely responsible for the tax consequences of Grants under the Plan, and in no event shall the Company or any subsidiary or affiliate of the Company have any responsibility or liability if a Grant does not meet any applicable requirements of section 409A of the Code. Although the Company intends to administer the Plan to prevent taxation under section 409A of the Code, the Company does not represent or warrant that the Plan or any Grant complies with any provision of federal, state, local or other tax law.

(g) Grants in Foreign Countries; Establishment of Subplans. The Committee has the authority to award Grants to Participants who are foreign nationals or employed outside the United States on any different terms and conditions than those specified in the Plan that the Committee, in its discretion, believes to be necessary or desirable to accommodate differences in applicable law, tax policy, or custom, while furthering the purposes of the Plan. The Board may from time to time establish one or more sub-plans under the Plan for purposes of satisfying applicable blue sky, securities or tax laws of various jurisdictions. The Board shall establish such sub-plans by adopting supplements to the Plan setting forth (i) such limitations on the Committee’s discretion under the Plan as the Board deems necessary or desirable and (ii) such additional terms and conditions not otherwise inconsistent with the Plan as the Board shall deem necessary or desirable. All supplements adopted by the Board shall be deemed to be part of the Plan, but each supplement shall apply only to Participants within the affected jurisdiction and the Employer shall not be required to provide copies of any supplement to Participants in any jurisdiction that is not affected. Notwithstanding the foregoing, the Committee may not approve any sub-plan inconsistent with the terms or share limits in the Plan or which would otherwise cause the Plan to cease to satisfy any conditions under Rule 16b-3 under the 1934 Act.

(h) Clawback Rights. Subject to the requirements of applicable law, the Committee may provide in any Grant Instrument that, if a Participant breaches any restrictive covenant agreement between the Participant and the Employer (which may be set forth in any Grant Instrument) or otherwise engages in activities that constitute Cause either while employed by, or providing service to, the Employer or within a specified period of time thereafter, all Grants held by the Participant shall terminate, and the Company may rescind any exercise of an Option or SAR and the vesting of any other Grant and delivery of shares upon such exercise or vesting (including pursuant to dividends and Dividend Equivalents), as applicable on such terms as the Committee shall determine, including the right to require that in the event of any such rescission, (i) the Participant shall return to the Company the shares received upon the exercise of any Option or SAR and/or the vesting and payment of any other Grant (including pursuant to dividends and Dividend Equivalents) or, (ii) if the Participant no longer owns the shares, the Participant shall pay to the Company the amount of any gain realized or payment received as a result of any sale or other disposition of the shares (or, in the event the Participant transfers the shares by gift or otherwise without consideration, the Fair Market Value of the shares on the date of the breach of the restrictive covenant agreement (including a Participant’s Grant Instrument containing restrictive covenants) or activity constituting Cause), net of the price originally paid by the Participant for the shares. Payment by the Participant shall be made in such manner and on such terms and conditions as may be required by the Committee. The Employer shall be entitled to set off against the amount of any such payment any amounts otherwise owed to the Participant by the Employer. In addition, all Grants under the Plan shall be subject to any applicable clawback or recoupment policies, share trading policies and other policies that may be implemented by the Board from time to time.

(i) Governing Law; Jurisdiction. The validity, construction, interpretation and effect of the Plan and Grant Instrument issued under the Plan shall be governed and construed by and determined in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflict of laws provisions thereof. Any action arising out of, or relating to, any of the provisions of the Plan and Grants made hereunder shall be brought only in the United States District Court for the District of Massachusetts, or if such court does not have jurisdiction or will not accept jurisdiction, in any court of general jurisdiction in Massachusetts, and the jurisdiction of such court in any such proceeding shall be exclusive.

Appendix B

CERTIFICATE OF AMENDMENT

OF

CERTIFICATE OF INCORPORATION

OF

KOPIN CORPORATION

Pursuant to Section 242 of the

General Corporation Law of the State of Delaware

KOPIN CORPORATION (the “Corporation”), a corporation organized and existing under and by virtue of the General Corporation Law of the State of Delaware,

DOES HEREBY CERTIFY:

FIRST: That at a meeting of the Board of Directors of the Corporation resolutions were duly adopted setting forth a proposed amendment to the Certificate of Incorporation, as amended to date (the “Charter Amendment”) and declaring said Charter Amendment to be advisable and directing the stockholders of the Corporation to consider said Charter Amendment and to indicate their approval and adoption thereof. The resolution setting forth the amendment is as follows:

RESOLVED, That the first sentence of Article Fourth of the Restated Certificate of Incorporation of the Corporation be and it hereby is amended to read as follows:

“FOURTH: The total number of shares of stock which the Corporation shall have authority to issue is two hundred and seventy-five million and three thousand (275,003,000) shares, of which three thousand (3,000) shares, par value of $.01 each, are to be of a class designated Preferred Stock, and two hundred and seventy five million (275,000,000) shares, par value of $.01 each, are to be of a class designated Common Stock.”

SECOND: That thereafter, pursuant to resolution of its Board of Directors, an annual meeting of the stockholders of said corporation was duly called and held, upon notice in accordance with Sections 211 and 222 of the General Corporation Law of the State of Delaware at which meeting the necessary number of shares as required by statute were voted in favor of the amendment.

THIRD: That the aforesaid Charter Amendment was duly adopted in accordance with the applicable provisions of Section 242 of the General Corporation Law of the State of Delaware.

FOURTH: That this Certificate of Amendment to the Certificate of Incorporation shall become effective upon the filing of the Certificate of Amendment with the Delaware Secretary of State, which will occur as soon as reasonably practicable after approval.

IN WITNESS WHEREOF, said Kopin Corporation has caused this Certificate of Amendment to the Certificate of Incorporation to be executed, acknowledged and filed by its Chief Financial Officer this [●] day of June 2025.

KOPIN CORPORATION

By:	/s/ Richard A. Sneider
Name:	Richard A. Sneider
Title:	Chief Financial Officer

Total Shareholder Return Amount				$ 33.25		49.63		30.32
Net Income (Loss) Attributable to Parent				$ (43,877,896)		$ (19,748,219)		(19,326,265)
PEO Name		Mr. Murray	Dr. Fan	Mr. Murray		Mr. Murray
John C.C.Fan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]							609,776
PEO Actually Paid Compensation Amount	[1]							254,406
M.Murray [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,263,936		2,390,838	[1]	1,042,357	[1]	1,263,936	[1]
PEO Actually Paid Compensation Amount		1,223,936		2,491,558	[1],[2]	1,651,367	[1],[2]	1,223,936	[1],[2]
Adjustment to Compensation Amount	[3]	992,000		1,108,600		1,041,010
M.Murray [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(1,032,000)		1,007,880		431,999
M.Murray [Member] | Year End Fair Value Of Equity Award Granted During Year That Remains Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		992,000		1,668,000		428,190
M.Murray [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				328,533		505,600
M.Murray [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						56,020
M.Murray [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(220,392)		51,200
M.Murray [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(10,475)
M.Murray [Member] | Value Of Dividends Or Other Earnings Paid On Stock Awards Not Other Wise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dr. Fan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount								609,776
PEO Actually Paid Compensation Amount								(254,406)
Adjustment to Compensation Amount	[5]							(864,182)
Dr. Fan [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]
Dr. Fan [Member] | Year End Fair Value Of Equity Award Granted During Year That Remains Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dr. Fan [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								(94,860)
Dr. Fan [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Dr. Fan [Member] | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								(493,723)
Dr. Fan [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount								(275,599)
Dr. Fan [Member] | Value Of Dividends Or Other Earnings Paid On Stock Awards Not Other Wise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	[7]			516,011		602,068		378,934
Non-PEO NEO Average Compensation Actually Paid Amount	[8]			427,512		684,290		(89,244)
Adjustment to Compensation Amount	[8]			71,375		337,362		(468,178)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(159,873)		255,140
Non-PEO NEO [Member] | Year End Fair Value Of Equity Award Granted During Year That Remains Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				164,090		260,026
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				27,840		37,130		(276,055)
Non-PEO NEO [Member] | Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						45,538
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(57,187)		9,920		(94,670)
Non-PEO NEO [Member] | Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7,688)		(15,252)		(97,453)
Non-PEO NEO [Member] | Average Value Of Dividends Or Other Earnings Paid On Stock Awards Not Other Wise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Dr Fan was our PEO for part of fiscal year 2022 and was replaced by Mr. Murray for part of fiscal year 2022. Mr. Murray was PEO for fiscal years 2023 and 2024. The Non-PEO NEOs for the presented consists of Mr. Sneider and Mr. Baker in 2024 and 2023.The Non-PEO NEOs consisted of Messrs. Sneider and Baker and Drs. Tsaur and Choi in 2022.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.
[3]	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[4]	Represents the total of the grant date fair value of equity award reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[5]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[6]	Represents the total of the grant date fair value of the equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[7]	Represents the total of the average grant date fair value of the equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for all Non- PEO NEOs.
[8]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year- end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows: